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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000      Houston, Texas 77046

(Address of principal executive offices)         (Zip code)

Philip A. Taylor      11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	09/30/15

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VK-VIAMFR-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.61%

Aerospace & Defense–2.43%

Honeywell International Inc.	77,568	$ 7,344,914
Raytheon Co.	68,710	7,507,255
		14,852,169

Airlines–1.51%

Southwest Airlines Co.	242,459	9,223,140

Application Software–2.46%

salesforce.com, inc. (b)	216,604	15,038,816

Biotechnology–12.98%

Alexion Pharmaceuticals, Inc. (b)	26,148	4,089,286
Alkermes PLC (b)	211,463	12,406,534
Amgen Inc.	57,861	8,003,334
Biogen Inc. (b)	31,856	9,295,899
Celgene Corp. (b)	158,998	17,198,814
Gilead Sciences, Inc.	223,284	21,924,256
Vertex Pharmaceuticals Inc. (b)	61,093	6,362,225
		79,280,348

Cable & Satellite–4.05%

Comcast Corp. -Class A	32,406	1,843,253
DISH Network Corp. -Class A (b)	287,601	16,778,642
Time Warner Cable Inc.	34,231	6,140,014
		24,761,909

Communications Equipment–1.47%

Cisco Systems, Inc.	208,255	5,466,694
Palo Alto Networks, Inc. (b)	20,247	3,482,484
		8,949,178

Consumer Electronics–2.82%

Harman International Industries, Inc.	84,621	8,122,770
Sony Corp. (Japan)	372,800	9,115,116
		17,237,886

Consumer Finance–0.62%

American Express Co.	51,090	3,787,302

Data Processing & Outsourced Services–5.12%

MasterCard, Inc. -Class A	278,608	25,108,153
Visa Inc. -Class A	89,011	6,200,506
		31,308,659

Distillers & Vintners–0.96%

Constellation Brands, Inc. -Class A	46,765	5,855,446

Diversified Chemicals–0.82%

Dow Chemical Co. (The)	117,976	5,002,182

Drug Retail–1.55%

CVS Health Corp.	98,447	9,498,167

	Shares	Value

Environmental & Facilities Services–1.27%

Republic Services, Inc.	188,451	$ 7,764,181

Fertilizers & Agricultural Chemicals–1.14%

Monsanto Co.	81,819	6,982,433

Health Care Equipment–0.51%

Medtronic PLC	46,154	3,089,549

Health Care Facilities–1.24%

HCA Holdings, Inc. (b)	98,282	7,603,096

Home Entertainment Software–0.26%

Electronic Arts Inc. (b)	23,436	1,587,789

Home Improvement Retail–3.59%

Lowe’s Cos., Inc.	318,232	21,932,549

Hotels, Resorts & Cruise Lines–3.61%

Carnival Corp.	443,892	22,061,432

Household Appliances–1.09%

Whirlpool Corp.	45,163	6,650,703

Industrial Conglomerates–1.60%

Danaher Corp.	79,465	6,771,213
Roper Technologies, Inc.	19,352	3,032,458
		9,803,671

Industrial Gases–0.48%

Air Products and Chemicals, Inc.	23,158	2,954,498

Internet Retail–6.39%

Amazon.com, Inc. (b)	46,529	23,817,730
Netflix Inc. (b)	59,018	6,094,199
Priceline Group Inc. (The) (b)	7,363	9,107,000
		39,018,929

Internet Software & Services–12.21%

Alibaba Group Holding Ltd. -ADR (China)(b)	51,242	3,021,741
Facebook Inc. -Class A (b)	366,623	32,959,408
Google Inc. -Class A (b)	50,151	32,014,894
LinkedIn Corp. -Class A (b)	34,817	6,619,756
		74,615,799

Investment Banking & Brokerage–2.28%

Charles Schwab Corp. (The)	487,622	13,926,484

Life Sciences Tools & Services–0.53%

Thermo Fisher Scientific, Inc.	26,304	3,216,453

Managed Health Care–1.00%

UnitedHealth Group Inc.	52,839	6,129,852

Oil & Gas Exploration & Production–1.34%

Cimarex Energy Co.	14,188	1,453,986

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Devon Energy Corp.	52,545	$ 1,948,894
Pioneer Natural Resources Co.	39,232	4,772,180
		8,175,060

Packaged Foods & Meats–0.64%

Tyson Foods, Inc. -Class A	90,846	3,915,463

Pharmaceuticals–4.37%

Allergan PLC (b)	73,241	19,907,636
Bristol-Myers Squibb Co.	114,299	6,766,501
		26,674,137

Semiconductor Equipment–0.27%

Lam Research Corp.	25,399	1,659,317

Semiconductors–3.37%

Avago Technologies Ltd. (Singapore)	61,601	7,700,741
NXP Semiconductors N.V. (Netherlands)(b)	147,748	12,864,418
		20,565,159

Soft Drinks–0.89%

Monster Beverage Corp. (b)	40,110	5,420,465

Specialized Finance–2.91%

CME Group Inc. -Class A	69,295	6,426,418
McGraw Hill Financial, Inc.	131,067	11,337,296
		17,763,714

Specialized REIT’s–0.77%

American Tower Corp.	53,300	4,689,334

Systems Software–1.78%

Check Point Software Technologies Ltd. (Israel)(b)	38,547	3,057,934
ServiceNow, Inc. (b)	112,956	7,844,794
		10,902,728

Technology Hardware, Storage & Peripherals–6.12%

Apple Inc.	339,164	37,409,789

Tobacco–1.56%

Altria Group, Inc.	174,963	9,517,987

Wireless Telecommunication Services–1.60%

Sprint Corp. (b)(c)	2,541,209	9,758,243
Total Common Stocks & Other Equity Interests (Cost $442,637,600)		608,584,016

	Shares	Value

Money Market Funds–0.84%

Liquid Assets Portfolio –Institutional Class, 0.16% (d)	2,541,138	$ 2,541,138
Premier Portfolio –Institutional Class , 0.10%(d)	2,541,137	2,541,137
Total Money Market Funds (Cost $5,082,275)		5,082,275
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.45% (Cost $447,719,875)		613,666,291

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.02%

Liquid Assets Portfolio - Institutional Class, 0.16% (Cost $6,258,976)(d)(e)	6,258,976	6,258,976
TOTAL INVESTMENTS–101.47% (Cost $453,978,851)		619,925,267
OTHER ASSETS LESS LIABILITIES–(1.47)%		(8,961,414)
NET ASSETS–100.00%		$ 610,963,853

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$6,008,617	$(6,008,617)	$ —
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. American Franchise Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco V.I. American Franchise Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$610,810,151	$9,115,116	$—	$619,925,267

Invesco V.I. American Franchise Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $379,344,999 and $483,806,319, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$182,905,610
Aggregate unrealized (depreciation) of investment securities	(19,594,197)
Net unrealized appreciation of investment securities	$163,311,413
Cost of investments for tax purposes is $456,613,854.

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VK-VIAMVA-QTR-1 09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.01%

Aerospace & Defense–4.10%

BWX Technologies, Inc.	227,264	$ 5,990,679
Textron Inc.	210,511	7,923,634
		13,914,313

Air Freight & Logistics–0.30%

UTi Worldwide, Inc. (b)	220,759	1,013,284

Alternative Carriers–2.24%

Level 3 Communications, Inc. (b)	173,947	7,599,744

Apparel Retail–2.19%

Ascena Retail Group, Inc. (b)	532,889	7,412,486

Apparel, Accessories & Luxury Goods–2.05%

Fossil Group, Inc. (b)	124,110	6,935,267

Application Software–5.08%

Cadence Design Systems, Inc. (b)	362,614	7,498,857
Citrix Systems, Inc. (b)	140,339	9,722,686
		17,221,543

Asset Management & Custody Banks–4.14%

American Capital Ltd. (b)	540,282	6,569,829
Northern Trust Corp.	109,493	7,463,043
		14,032,872

Auto Parts & Equipment–5.12%

Dana Holding Corp.	421,730	6,697,072
Johnson Controls, Inc.	257,655	10,656,611
		17,353,683

Broadcasting–2.05%

TEGNA Inc.	309,674	6,933,601

Building Products–4.97%

Masco Corp.	327,123	8,236,957
Owens Corning	205,787	8,624,533
		16,861,490

Communications Equipment–2.46%

Ciena Corp. (b)	402,099	8,331,491

Construction Materials–1.52%

Eagle Materials Inc.	75,498	5,165,573

Diversified Banks–2.34%

Comerica Inc.	193,225	7,941,548

Diversified Chemicals–2.27%

Eastman Chemical Co.	118,657	7,679,481

	Shares	Value

Education Services–1.90%

DeVry Education Group Inc.	236,998	$ 6,448,716

Electric Utilities–2.03%

Edison International	109,322	6,894,939

Electronic Equipment & Instruments–0.69%

Keysight Technologies, Inc. (b)	75,329	2,323,146

Environmental & Facilities Services–2.07%

Clean Harbors, Inc. (b)	159,536	7,014,798

Health Care Facilities–6.90%

Brookdale Senior Living Inc. (b)	232,962	5,348,807
HealthSouth Corp.	240,372	9,223,074
Universal Health Services, Inc. -Class B	70,781	8,834,177
		23,406,058

Heavy Electrical Equipment–0.98%

Babcock & Wilcox Enterprises, Inc. (b)	197,355	3,315,564

Industrial Machinery–2.28%

Ingersoll-Rand PLC	135,725	6,890,758
Pentair PLC (United Kingdom)	16,545	844,457
		7,735,215

Insurance Brokers–5.97%

Arthur J. Gallagher & Co.	172,130	7,105,526
Marsh & McLennan Cos., Inc.	82,045	4,284,390
Willis Group Holdings PLC	215,601	8,833,173

		20,223,089

Investment Banking & Brokerage–2.25%

Stifel Financial Corp. (b)	181,267	7,631,341

IT Consulting & Other Services–2.11%

Teradata Corp. (b)	247,323	7,162,474

Life Sciences Tools & Services–2.16%

PerkinElmer, Inc.	159,663	7,338,112

Multi-Utilities–0.81%

CenterPoint Energy, Inc.	152,745	2,755,520

Oil & Gas Equipment & Services–3.92%

Amec Foster Wheeler PLC (United Kingdom)	535,511	5,818,748
Amec Foster Wheeler PLC -ADR (United Kingdom)	42,166	459,188
Baker Hughes Inc.	134,804	7,015,200
		13,293,136

Oil & Gas Storage & Transportation–1.82%

Williams Cos., Inc. (The)	167,101	6,157,672

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Packaged Foods & Meats–2.97%

ConAgra Foods, Inc.	248,139	$ 10,052,111

Property & Casualty Insurance–2.83%

FNF Group	270,698	9,601,658

Real Estate Operating Companies–2.85%

Forest City Enterprises, Inc. -Class A (b)	480,523	9,672,928

Regional Banks–6.84%

BB&T Corp.	237,724	8,462,975
Wintrust Financial Corp.	172,028	9,191,456
Zions Bancorp.	200,847	5,531,326
		23,185,757

Specialty Chemicals–2.17%

W.R. Grace & Co. (b)	78,982	7,349,275

Technology Hardware, Storage & Peripherals–2.85%

Diebold, Inc.	150,843	4,490,596
NetApp, Inc.	175,041	5,181,214
		9,671,810

	Shares	Value

Trucking–0.78%

Swift Transportation Co. (b)	176,215	$ 2,646,749
Total Common Stocks & Other Equity Interests (Cost $304,783,187)		332,276,444

Money Market Funds–1.53%

Liquid Assets Portfolio –Institutional Class, 0.16% (c)	2,595,320	2,595,320
Premier Portfolio –Institutional Class, 0.10% (c)	2,595,321	2,595,321
Total Money Market Funds (Cost $5,190,641)		5,190,641
TOTAL INVESTMENTS–99.54% (Cost $309,973,828)		337,467,085
OTHER ASSETS LESS LIABILITIES–0.46%		1,550,762
NET ASSETS–100.00%		$ 339,017,847

Investment Abbreviations:

ADR      —    American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$331,648,337	$5,818,748	$—	$337,467,085
Forward Foreign Currency Contracts*	—	144,440	—	144,440
Total Investments	$331,648,337	$5,963,188	$—	$337,611,525
*	Unrealized appreciation.

Invesco V.I. American Value Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Notional	Unrealized Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
10/02/15	Bank of New York Mellon (The)	GBP	1,692,320	USD	2,632,345	$ 2,559,942	$ 72,403
10/02/15	Bank of New York Mellon (The)	USD	2,363,072	GBP	1,559,168	2,358,525	(4,547)
10/02/15	State Street Bank and Trust Co.	GBP	1,692,316	USD	2,633,019	2,559,936	73,083
10/02/15	State Street Bank and Trust Co.	USD	2,767,136	GBP	1,825,468	2,761,353	(5,783)
11/06/15	Bank of New York Mellon (The)	GBP	1,508,524	USD	2,285,896	2,281,450	4,446
11/06/15	State Street Bank and Trust Co.	GBP	1,508,533	USD	2,286,302	2,281,464	4,838
Total Forward Foreign Currency Contracts – Currency Risk							$ 144,440

Currency Abbreviations:

GBP — British Pound Sterling

USD — U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $72,336,045 and $115,063,603, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$55,604,769
Aggregate unrealized (depreciation) of investment securities	(28,554,945)
Net unrealized appreciation of investment securities	$27,049,824
Cost of investments for tax purposes is $310,417,261.

Invesco V.I. American Value Fund

Invesco V.I. Balanced Risk Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us VIIBRA-QTR-1 09/15 Invesco Advisers, Inc.

Consolidated Schedule of Investments

September 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–14.06%

U.S. Treasury Bills–4.41%(a)

U.S. Treasury Bills (b)	0.08%	01/07/16	$13,500,000	$13,499,630

U.S. Treasury Bills	0.10%	01/14/16	4,500,000	4,499,868

U.S. Treasury Bills (b)	0.13%	01/21/16	4,200,000	4,199,803

U.S. Treasury Bills (b)	0.14%	01/28/16	15,860,000	15,859,733

U.S. Treasury Bills	0.25%	03/17/16	5,370,000	5,369,246

				43,428,280

U.S. Treasury Notes–9.65%

U.S. Treasury Notes (c)	0.06%	01/31/16	26,820,000	26,819,633

U.S. Treasury Notes	0.00%	03/03/16	3,980,000	3,979,573

U.S. Treasury Notes (b)	0.00%	03/10/16	31,480,000	31,475,765

U.S. Treasury Notes (c)(d)	0.08%	04/30/16	27,725,000	27,725,774

U.S. Treasury Notes (c)	0.09%	07/31/16	5,100,000	5,099,837

				95,100,582

Total U.S. Treasury Securities (Cost $138,474,807)				138,528,862

		Expiration Date

Commodity-Linked Securities–2.22%

Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (e)		06/12/16	14,762,003	13,697,858

Canadian Imperial Bank of Commerce, Commodity Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the Canadian Imperial Bank of Commerce Custom 3 Agriculture Commodity Index, multiplied by 2) (e)		06/21/16	9,050,000	8,223,333

Total Commodity-Linked Securities (Cost $23,812,003)				21,921,191

			Shares

Money Market Funds–81.40%

Government & Agency Portfolio—Institutional Class, 0.04% (f)			134,104,760	134,104,760

Invesco V.I. Money Market Fund—Series I, 0.01% (f)			16,640,310	16,640,310

Liquid Assets Portfolio—Institutional Class, 0.16% (f)			161,995,390	161,995,390

Premier Portfolio—Institutional Class, 0.10% (f)			107,358,570	107,358,570

STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland), 0.11% (f)			113,138,084	113,138,084

STIC Prime Portfolio—Institutional Class, 0.08% (f)			121,256,096	121,256,096

Treasury Portfolio—Institutional Class, 0.02% (f)			147,603,860	147,603,860

Total Money Market Funds (Cost $802,097,070)				802,097,070

TOTAL INVESTMENTS–97.68% (Cost $964,383,880)				962,547,123

OTHER ASSETS LESS LIABILITIES–2.32%				22,863,074

NET ASSETS–100.00%				$985,410,197

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(g)
Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long		212	March-2016	$10,801,400	$(426,582)
Gasoline Reformulated Blendstock Oxygenate Blending	Long		296	November-2015	16,990,814	54,738
Heating Oil	Long		13	March-2016	869,123	(34,237)
Natural Gas	Long		83	December-2015	2,241,830	(209,859)
Silver	Long		346	December-2015	25,116,140	(1,384,549)
WTI Crude	Long		189	March-2016	8,952,930	(115,550)
Subtotal—Commodity Risk						(2,116,039)
Australia 10 Year Bonds	Long		1,717	December-2015	155,985,503	1,339,414
Canada 10 Year Bonds	Long		1,511	December-2015	160,506,960	(1,673,555)
Euro Bonds	Long		879	December-2015	153,408,975	2,323,393
Japan 10 Year Bonds	Long		114	December-2015	140,787,197	389,460
Long Gilt	Long		954	December-2015	171,817,367	1,461,910
U.S. Treasury 20 Year Bonds	Long		584	December-2015	91,888,750	786,232
Subtotal—Interest Rate Risk						4,626,854
Dow Jones EURO STOXX 50 Index	Long		1,530	December-2015	52,844,416	(2,309,558)
E-Mini S&P 500 Index	Long		350	December-2015	33,402,250	(653,603)
FTSE 100 Index	Long		632	December-2015	57,538,449	(941,205)
Hang Seng Index	Long		383	October-2015	51,375,698	(1,167,201)
Russell 2000 Index Mini	Long		365	December-2015	40,000,350	(1,892,021)
Tokyo Stock Price Index	Long		405	December-2015	47,650,038	(644,765)
Subtotal—Equity Risk						(7,608,353)
Total Futures Contracts						$(5,097,538)
Open Over-The-Counter Total Return Swap Agreements
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	19,900	May-2016	$ 8,713,677	$(292,249)
Receive a return equal to the Barclays Commodity Strategy 1715 Index and pay the product of (i) 0.45% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	32,000	May-2016	9,128,829	53,955
Receive a return equal to the Monthly Rebalance Commodity Excess Return Index and pay the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Cargill, Inc.	15,300	May-2016	14,413,298	0
Receive a return equal to the Single Commodity Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Cargill, Inc.	9,550	January-2016	7,601,339	0
Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index 2 and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Canadian Imperial Bank of Commerce	306,000	April-2016	20,781,072	(778,801)
Receive a return equal to the Goldman Sachs Alpha Basket B784 Excess Return Strategy and pay the product of (i) 0.40% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	45,700	June-2016	12,010,166	0

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Swap Agreements (continued)	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the J.P. Morgan Contag Beta Gas Oil Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	11,800	April-2016	$2,797,296	$14,984
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	148,500	April-2016	13,962,802	(119,171)
Receive a return equal to the MLCX Aluminum Annual Excess Return Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	18,500	September-2016	1,731,738	0
Receive a return equal to the Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	118,500	June-2016	17,312,969	0
Receive a return equal to the S&P GSCI Aluminum Dynamic Roll Index Excess Return and pay the product of (i) 0.38% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Morgan Stanley Capital Services LLC	217,000	October-2015	20,124,916	(690,201)
Subtotal—Commodity Risk						$(1,811,483)
Receive a return equal to the Hang Seng Index Futures multiplied by the Notional Value	Long	Goldman Sachs International	10	October-2015	1,341,402	(22,180)
Subtotal—Equity Risk						(22,180)
Total Swap Agreements						$(1,833,663)

Investments Abbreviations:

EMTN      —   European Medium-Term Notes

LIBOR     —   London InterBank Offered Rate

Index Information:

Monthly Rebalance Commodity Excess Return Index	—	a commodity index composed of futures contracts on Coffee ‘C’, Corn, Cotton No.2, Soybean Meal, Soybeal Oil, Soybeans, Sugar No.11 and Wheat.

Canadian Imperial Bank of Commerce Custom 3 Agriculture Commodity Index	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Coffee ‘C’, Corn, Cotton, Sugar, Soybeans, Soybean Meal, Soybean Oil and Wheat.

Barclays Commodity Strategy 1452 Index	—	a commodity index that provides exposure to future contracts on Copper.

Barclays Commodity Strategy 1715 Index	—	a commodity index that provides exposure to future contracts on Coffee ‘C’, Corn, Cotton, Soybeans, Soybean Meal, Soybean Oil, Sugar and Wheat.

Single Commodity Index Excess Return	—	a commodity index composed of future contracts on Gold.

Goldman Sachs Alpha Basket B784 Excess Return Strategy	—	a basket of eight indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Coffee ‘C’, Corn, Cotton, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2015.

(d)	All or a portion of the value was designated as collateral for swap agreements. See Note 1H and Note 3.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2015 was $21,921,191, which represented 2.22% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

(g)	Futures contracts collateralized by $22,341,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco V.I. Balanced-Risk Allocation Fund

E.	Foreign Currency Translations – (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular

Invesco V.I. Balanced-Risk Allocation Fund

H.	Swap Agreements – (continued)

foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Balanced-Risk Allocation Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$802,097,070	$—	$—	$802,097,070
U.S. Treasury Securities	—	138,528,862	—	138,528,862
Commodity-Linked Securities	—	21,921,191	—	21,921,191
	802,097,070	160,450,053	—	962,547,123
Futures Contracts*	(5,097,538)	—	—	(5,097,538)
Swap Agreements*	—	(1,833,663)	—	(1,833,663)
Total Investments	$796,999,532	$158,616,390	$—	$955,615,922

*  Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2015:

	Value
Risk Exposure/ Derivative Type(a)	Assets	Liabilities
Commodity risk:
Futures contracts	$ 54,738	$ (2,170,777)
Swap agreements	68,939	(1,880,422)
Equity risk:
Futures contracts	—	(7,608,353)
Swap agreements	—	(22,180)
Interest rate risk:
Futures contracts	6,300,409	(1,673,555)
Total	$6,424,086	$(13,355,287)

(a)       Includes cumulative appreciation (depreciation) of futures contracts.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the nine months ended September 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity Risk	$(13,701,349)	$(14,493,546)
Equity Risk	(7,281,618)	(394,916)
Interest Rate Risk	24,236,780	359,115
Change in Net Unrealized Appreciation (Depreciation):
Commodity Risk	5,765,492	(761,498)
Equity Risk	(13,589,828)	(235,908)
Interest Rate Risk	(10,753,934)	(523,560)
Total	$(15,324,457)	$(16,050,313)
The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.
	Futures Contracts	Swap Agreements
Average notional value	$1,294,659,687	$140,700,882

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $59,226,432 and $31,826,011, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 56,604
Aggregate unrealized (depreciation) of investment securities	(1,893,361)
Net unrealized appreciation (depreciation) of investment securities	$ (1,836,757)

Cost of investments is the same for financial reporting and tax purposes.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VK-VICOM-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.40%

Aerospace & Defense–1.29%

Honeywell International Inc.	40,654	$ 3,849,527
Textron Inc.	529,252	19,921,046
		23,770,573

Aluminum–0.68%

Alcoa Inc.	1,302,617	12,583,280

Apparel, Accessories & Luxury Goods–0.29%

Fossil Group, Inc. (b)	95,388	5,330,281

Application Software–1.32%

Autodesk, Inc. (b)	118,899	5,248,202
Citrix Systems, Inc. (b)	275,728	19,102,436
		24,350,638

Asset Management & Custody Banks–3.28%

Bank of New York Mellon Corp. (The)	765,215	29,958,167
State Street Corp.	452,545	30,415,550
		60,373,717

Auto Parts & Equipment–1.77%

Johnson Controls, Inc.	789,428	32,650,742

Automobile Manufacturers–1.78%

General Motors Co.	1,089,987	32,721,410

Broadcasting–0.37%

CBS Corp. -Class B	170,847	6,816,795

Cable & Satellite–2.76%

Comcast Corp. -Class A	520,572	29,610,135
Time Warner Cable Inc.	118,180	21,197,947
		50,808,082

Communications Equipment–2.24%

Cisco Systems, Inc.	1,576,261	41,376,851

Construction Machinery & Heavy Trucks–0.69%

Caterpillar Inc.	194,956	12,742,324

Consumer Finance–0.93%

Ally Financial Inc. (b)	840,604	17,131,509

Data Processing & Outsourced Services–0.82%

PayPal Holdings, Inc. (b)	489,804	15,203,516

Department Stores–1.23%

Kohl’s Corp.	490,716	22,725,058

Diversified Banks–13.86%

Bank of America Corp.	3,372,908	52,549,907
Citigroup Inc.	1,827,694	90,671,899
JPMorgan Chase & Co.	1,114,833	67,971,368
U.S. Bancorp	184,454	7,564,459

	Shares	Value

Diversified Banks–(continued)

Wells Fargo & Co.	716,550	$ 36,794,842
		255,552,475

Drug Retail–0.47%

CVS Health Corp.	90,192	8,701,724

Electric Utilities–0.47%

FirstEnergy Corp.	275,998	8,641,497

Electrical Components & Equipment–1.26%

Emerson Electric Co.	524,427	23,163,941

Electronic Components–0.63%

Corning Inc.	677,296	11,595,307

General Merchandise Stores–1.21%

Target Corp.	284,286	22,361,937

Health Care Equipment–0.68%

Medtronic PLC	187,614	12,558,881

Health Care Services–0.85%

Express Scripts Holding Co. (b)	194,110	15,715,146

Hotels, Resorts & Cruise Lines–2.77%

Carnival Corp.	1,027,771	51,080,219

Housewares & Specialties–0.82%

Newell Rubbermaid Inc.	380,177	15,096,829

Hypermarkets & Super Centers–1.00%

Wal-Mart Stores, Inc.	284,168	18,425,453

Industrial Conglomerates–2.67%

General Electric Co.	1,951,790	49,224,144

Industrial Machinery–0.53%

Ingersoll-Rand PLC	193,560	9,827,041

Integrated Oil & Gas–7.68%

BP PLC -ADR (United Kingdom)	938,363	28,676,373
Chevron Corp.	283,668	22,375,732
Occidental Petroleum Corp.	244,723	16,188,427
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	717,818	34,017,395
Suncor Energy, Inc. (Canada)	1,508,470	40,306,318
		141,564,245

Integrated Telecommunication Services–0.74%

Frontier Communications Corp.	2,864,129	13,604,613

Internet Software & Services–1.55%

eBay Inc. (b)	803,395	19,634,974
Yahoo! Inc. (b)	311,704	9,011,362
		28,646,336

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value

Investment Banking & Brokerage–2.65%

Goldman Sachs Group, Inc. (The)	113,953	$ 19,800,473
Morgan Stanley	919,283	28,957,415
		48,757,888

Leisure Products–0.29%

Mattel, Inc.	254,861	5,367,373

Life & Health Insurance–2.46%

Aflac, Inc.	325,043	18,894,750
MetLife, Inc.	560,496	26,427,386
		45,322,136

Managed Health Care–0.98%

Anthem, Inc.	128,758	18,026,120

Movies & Entertainment–2.75%

Time Warner Inc.	118,743	8,163,581
Twenty-First Century Fox, Inc. -Class B	765,372	20,718,620
Viacom Inc. -Class B	505,990	21,833,469
		50,715,670

Multi-Utilities–0.66%

PG&E Corp.	231,001	12,196,853

Oil & Gas Drilling–0.48%

Noble Corp. PLC	803,205	8,762,967

Oil & Gas Equipment & Services–2.42%

Halliburton Co.	452,120	15,982,442
Weatherford International PLC (b)	3,367,238	28,554,178
		44,536,620

Oil & Gas Exploration & Production–2.66%

Devon Energy Corp.	458,355	17,000,387
Hess Corp.	192,981	9,660,629
Murphy Oil Corp.	482,379	11,673,572
QEP Resources Inc.	858,380	10,755,501
		49,090,089

Packaged Foods & Meats–2.60%

ConAgra Foods, Inc.	816,963	33,095,171
Mondelez International Inc. -Class A	355,033	14,865,232
		47,960,403

Paper Products–0.73%

International Paper Co.	357,460	13,508,413

Personal Products–0.45%

Unilever N.V. -New York Shares (United Kingdom)	204,543	8,222,629

Pharmaceuticals–8.53%

AbbVie Inc.	276,210	15,028,586
GlaxoSmithKline PLC -ADR (United Kingdom)	177,563	6,827,297
Merck & Co., Inc.	696,087	34,379,737
Novartis AG (Switzerland)	298,190	27,473,335
Pfizer Inc.	995,812	31,278,455
Roche Holding AG -ADR (Switzerland)	480,254	15,789,743
Sanofi -ADR (France)	557,643	26,471,313
		157,248,466

	Shares	Value

Property & Casualty Insurance–1.24%

Allstate Corp. (The)	391,318	$ 22,790,360

Regional Banks–3.92%

Citizens Financial Group Inc.	576,139	13,746,676
Fifth Third Bancorp	1,385,814	26,205,743
PNC Financial Services Group, Inc. (The)	362,696	32,352,483
		72,304,902

Semiconductors–0.89%

Intel Corp.	546,445	16,469,852

Soft Drinks–1.57%

Coca-Cola Co. (The)	722,026	28,967,683

Systems Software–2.83%

Microsoft Corp.	613,911	27,171,701
Symantec Corp.	1,279,981	24,921,230
		52,092,931

Technology Hardware, Storage & Peripherals–2.65%

Hewlett-Packard Co.	906,856	23,224,582
NetApp, Inc.	868,331	25,702,598
		48,927,180
Total Common Stocks & Other Equity Interests (Cost $1,775,168,067)		1,795,613,099

Money Market Funds–1.68%

Liquid Assets Portfolio –Institutional Class, 0.16% (c)	15,509,586	15,509,586
Premier Portfolio –Institutional Class, 0.10% (c)	15,509,585	15,509,585
Total Money Market Funds (Cost $31,019,171)		31,019,171
TOTAL INVESTMENTS–99.08% (Cost $1,806,187,238)		1,826,632,270
OTHER ASSETS LESS LIABILITIES–0.92%		17,012,415
NET ASSETS–100.00%		$ 1,843,644,685

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,799,158,935	$27,473,335	$—	$1,826,632,270
Forward Foreign Currency Contracts*	—	1,653,371	—	1,653,371
Total Investments	$1,799,158,935	$29,126,706	$—	$1,828,285,641
*	Unrealized appreciation.

Invesco V.I. Comstock Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
10/16/15	Barclays Bank PLC	EUR	10,459,721	USD	11,837,873	$ 11,690,861	$ 147,012
10/16/15	Candian Imperial Bank Commerce	CAD	10,785,069	USD	8,140,719	8,079,068	61,651
10/16/15	Candian Imperial Bank Commerce	CHF	9,356,101	USD	9,650,240	9,607,358	42,882
10/16/15	Candian Imperial Bank Commerce	EUR	10,459,721	USD	11,835,593	11,690,861	144,732
10/16/15	Candian Imperial Bank Commerce	GBP	4,941,546	USD	7,606,571	7,474,365	132,206
10/16/15	Deutsche Bank Securities Inc.	CAD	10,785,141	USD	8,140,712	8,079,122	61,590
10/16/15	Deutsche Bank Securities Inc.	CHF	9,355,912	USD	9,650,941	9,607,164	43,777
10/16/15	Deutsche Bank Securities Inc.	EUR	10,459,721	USD	11,834,495	11,690,861	143,634
10/16/15	Deutsche Bank Securities Inc.	GBP	4,941,546	USD	7,604,002	7,474,365	129,637
10/16/15	Goldman Sachs International	CAD	10,785,141	USD	8,141,880	8,079,122	62,758
10/16/15	Goldman Sachs International	CHF	9,356,101	USD	9,648,549	9,607,358	41,191
10/16/15	Goldman Sachs International	EUR	10,459,718	USD	11,833,706	11,690,857	142,849
10/16/15	Goldman Sachs International	GBP	4,941,546	USD	7,604,001	7,474,365	129,636
10/16/15	RBC Capital Markets Corp.	CAD	10,785,141	USD	8,140,098	8,079,122	60,976
10/16/15	RBC Capital Markets Corp.	CHF	9,356,102	USD	9,650,640	9,607,359	43,281
10/16/15	RBC Capital Markets Corp.	EUR	10,459,721	USD	11,837,162	11,690,861	146,301
10/16/15	RBC Capital Markets Corp.	GBP	4,941,581	USD	7,605,439	7,474,418	131,021
10/16/15	Deutsche Bank Securities Inc.	USD	3,358,799	CHF	3,259,503	3,347,036	(11,763)
Total Forward Foreign Currency Contracts - Currency Risk							$ 1,653,371

Currency Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	U.S. Dollar
EUR	—	Euro

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $278,990,498 and $317,859,806, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 261,371,390
Aggregate unrealized (depreciation) of investment securities	(242,077,515)
Net unrealized appreciation of investment securities	$ 19,293,875
Cost of investments for tax purposes is $1,807,338,395.

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VICEQ-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.35%

Advertising–1.44%

Publicis Groupe S.A. (France)	229,525	$ 15,681,202

Apparel, Accessories & Luxury Goods–2.47%

LVMH Moet Hennessy Louis Vuitton S.E. (France)	77,377	13,203,773
PVH Corp.	135,102	13,772,298
		26,976,071

Asset Management & Custody Banks–1.94%

Northern Trust Corp.	309,899	21,122,716

Auto Parts & Equipment–1.11%

Johnson Controls, Inc.	293,862	12,154,132

Biotechnology–1.83%

Celgene Corp. (b)	184,672	19,975,970

Brewers–1.28%

Molson Coors Brewing Co. -Class B	168,718	14,006,968

Cable & Satellite–2.12%

Comcast Corp. -Class A	405,950	23,090,436

Casinos & Gaming–0.82%

Las Vegas Sands Corp.	236,574	8,982,715

Communications Equipment–4.81%

Cisco Systems, Inc.	532,218	13,970,722
F5 Networks, Inc. (b)	121,056	14,018,285
QUALCOMM, Inc.	456,440	24,524,521
		52,513,528

Consumer Finance–2.83%

American Express Co.	416,866	30,902,277

Department Stores–1.16%

Macy’s, Inc.	246,934	12,672,653

Distillers & Vintners–1.28%

Diageo PLC (United Kingdom)	517,521	13,926,281

Diversified Banks–3.37%

Svenska Handelsbanken AB -Class A (Sweden)	988,524	14,201,175
U.S. Bancorp	549,810	22,547,708
		36,748,883

Electric Utilities–1.63%

Duke Energy Corp.	247,781	17,825,365

Electrical Components & Equipment–1.40%

Eaton Corp. PLC (b)	296,855	15,228,662

	Shares	Value

Electronic Manufacturing Services–2.44%

TE Connectivity Ltd. (Switzerland)	444,065	$ 26,595,053

Health Care Facilities–1.50%

HCA Holdings, Inc. (b)	212,080	16,406,509

Health Care Services–1.72%

Express Scripts Holding Co. (b)	231,277	18,724,186

Heavy Electrical Equipment–1.60%

ABB Ltd. (Switzerland)	984,698	17,442,154

Home Improvement Retail–1.40%

Lowe’s Cos., Inc.	220,948	15,227,736

Household Products–1.33%

Procter & Gamble Co. (The)	201,606	14,503,536

Hypermarkets & Super Centers–1.21%

Wal-Mart Stores, Inc.	202,704	13,143,327

Industrial Conglomerates–1.82%

General Electric Co.	785,978	19,822,365

Industrial Machinery–2.55%

Illinois Tool Works Inc.	115,769	9,528,946
Sandvik AB (Sweden)	159,498	1,360,697
Stanley Black & Decker Inc.	174,115	16,885,673
		27,775,316

Insurance Brokers–2.37%

Marsh & McLennan Cos., Inc.	493,879	25,790,361

Internet Software & Services–0.82%

Google Inc. -Class C (b)	14,728	8,960,810

Investment Banking & Brokerage–1.47%

Charles Schwab Corp. (The)	561,307	16,030,928

IT Consulting & Other Services–2.06%

International Business Machines Corp.	155,082	22,482,238

Life & Health Insurance–1.30%

AIA Group Ltd. (Hong Kong)	2,725,400	14,189,823

Life Sciences Tools & Services–1.38%

Thermo Fisher Scientific, Inc.	122,914	15,029,924

Movies & Entertainment–1.37%

Twenty-First Century Fox, Inc. -Class A	552,031	14,893,796

Multi-Sector Holdings–2.22%

Berkshire Hathaway Inc. -Class A (b)	124	24,209,760

Multi-Utilities–1.20%

WEC Energy Group, Inc.	251,090	13,111,920

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

	Shares	Value

Oil & Gas Equipment & Services–1.03%

Halliburton Co.	318,040	$ 11,242,714

Oil & Gas Exploration & Production–4.48%

Anadarko Petroleum Corp.	55,417	3,346,633
Cabot Oil & Gas Corp.	647,222	14,148,273
Concho Resources Inc. (b)	159,470	15,675,901
EOG Resources, Inc.	215,814	15,711,259
		48,882,066

Packaged Foods & Meats–2.07%

Danone (France)	202,978	12,837,140
Mead Johnson Nutrition Co.	138,980	9,784,192
		22,621,332

Pharmaceuticals–10.96%

AbbVie Inc.	427,454	23,257,772
Allergan PLC (b)	67,254	18,280,310
Eli Lilly and Co.	160,128	13,401,112
Merck & Co., Inc.	328,981	16,248,372
Roche Holding AG (Switzerland)	54,637	14,446,475
Shire PLC -ADR (Ireland)	79,057	16,224,868
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	313,924	17,724,149
		119,583,058

Property & Casualty Insurance–3.66%

Progressive Corp. (The)	1,304,001	39,954,591

Semiconductor Equipment–1.03%

Applied Materials, Inc.	766,873	11,265,364

Semiconductors–5.64%

Analog Devices, Inc.	539,924	30,457,113
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	7,792,823	31,036,507
		61,493,620

Systems Software–2.40%

Microsoft Corp.	343,026	15,182,331
Oracle Corp.	303,203	10,951,692
		26,134,023

Technology Hardware, Storage & Peripherals–2.40%

EMC Corp.	1,084,825	26,209,372

Wireless Telecommunication Services–1.43%

Vodafone Group PLC -ADR (United Kingdom)	491,761	15,608,494
Total Common Stocks & Other Equity Interests (Cost $853,913,878)		1,029,142,235

	Shares	Value

Money Market Funds–3.91%

Liquid Assets Portfolio –Institutional Class, 0.16% (c)	21,340,469	$ 21,340,469
Premier Portfolio –Institutional Class, 0.10% (c)	21,340,469	21,340,469
Total Money Market Funds (Cost $42,680,938)		42,680,938
TOTAL INVESTMENTS–98.26% (Cost $896,594,816)		1,071,823,173
OTHER ASSETS LESS LIABILITIES–1.74%		18,926,351
NET ASSETS–100.00%		$ 1,090,749,524

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$923,497,946	$148,325,227	$—	$1,071,823,173

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $390,691,485 and $407,812,094, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 218,798,577
Aggregate unrealized (depreciation) of investment securities	(47,502,795)
Net unrealized appreciation of investment securities	$ 171,295,782
Cost of investments for tax purposes is $900,527,391.

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VICPB-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Principal
	Amount	Value

Bonds and Notes–69.35%

Aerospace & Defense–1.23%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2025(b)	$ 4,000	$ 2,990
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(b)	3,000	2,850
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	5,000	4,888
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/2024	105,000	100,755
Sr. Unsec. Gtd. Notes, 4.95%, 02/15/2021	60,000	63,814
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	6,000	6,030
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/2020	7,000	6,685
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/2025(b)	10,000	9,550
		197,562

Agricultural & Farm Machinery–0.40%

John Deere Capital Corp., Sr. Unsec. Medium-Term Notes, 2.80%, 03/04/2021	57,000	57,995
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	7,000	5,906
		63,901

Air Freight & Logistics–0.46%

United Parcel Service, Inc., Sr. Unsec. Notes, 3.13%, 01/15/2021	70,000	73,089

Airlines–2.05%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	10,000	10,563
American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 09/22/2023	35,000	34,606
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/2016	81,941	86,458
Series 2009-2, Class B, Sec. Second Lien Global Pass Through Ctfs., 9.25%, 05/10/2017	6,497	7,021

	Principal
	Amount	Value

Airlines–(continued)

Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 05/23/2019	$ 37,839	$ 40,038
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015, Class 1A, Sec. Pass Through Ctfs., 4.20%, 11/15/2027(b)	104,000	100,591
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	50,000	49,594
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 10/01/2019	865	959
		329,830

Alternative Carriers–0.17%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	7,000	7,262
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/2022	12,000	11,835
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/2022	7,000	6,843
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/2023(b)	2,000	1,920
		27,860

Apparel Retail–0.18%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	19,000	18,287
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	11,000	11,385
		29,672

Apparel, Accessories & Luxury Goods–0.04%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/2021	7,000	7,193

Application Software–0.01%

SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/2023(b)	2,000	2,030

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Asset Management & Custody Banks–1.07%

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	$ 90,000	$ 92,164
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/2043(b)	75,000	80,226
		172,390

Auto Parts & Equipment–0.22%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/2019(b)	12,000	12,810
Dana Holding Corp., Sr. Unsec. Notes, 5.50%, 12/15/2024	5,000	4,837
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/2021 (Acquired 11/27/13 – 05/14/14, Cost $7,378)(b)	7,000	7,639
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/2024	9,000	9,281
		34,567

Automobile Manufacturers–0.74%

General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	80,000	80,720
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	39,000	38,746
		119,466

Automotive Retail–0.48%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	12,000	13,392
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 4.50%, 10/01/2025	58,000	59,267
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2023	5,000	4,944
		77,603

Biotechnology–1.15%

Celgene Corp., Sr. Unsec. Global Notes, 3.88%, 08/15/2025	59,000	59,121
5.00%, 08/15/2045	30,000	29,889
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.25%, 09/01/2022	19,000	19,188
3.65%, 03/01/2026	76,000	76,529
		184,727

Broadcasting–0.11%

iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 10.63%, 03/15/2023	5,000	4,275
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	4,000	4,140

	Principal
	Amount	Value

Broadcasting–(continued)

Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	$ 6,000	$ 5,520
TEGNA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 10/15/2023	4,000	4,210
		18,145

Building Products–0.51%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	2,000	2,060
Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/2021(b)	15,000	15,581
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	7,000	7,052
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/2024(b)	15,000	14,869
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/2018(b)	14,000	14,682
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	11,000	11,220
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/2021(b)	4,000	3,775
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/2023(b)	2,000	2,098
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/2020(b)	8,000	8,010
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	2,000	1,990
		81,337

Cable & Satellite–2.75%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/2022	20,000	18,850
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/2023(b)	2,000	1,845
5.38%, 05/01/2025(b)	2,000	1,830
CCO Safari II, LLC, Sr. Sec. First Lien Notes, 6.83%, 10/23/2055(b)	41,000	41,059
Sr. Sec. Gtd. First Lien Notes, 4.91%, 07/23/2025(b)	114,000	113,717
Cox Communications, Inc., Sr. Unsec. Notes, 9.38%, 01/15/2019(b)	140,000	168,365
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	23,000	19,550
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	15,000	12,450
6.63%, 12/15/2022	3,000	2,355

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Cable & Satellite–(continued)

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/2018	$ 55,000	$ 61,258
		441,279

Casinos & Gaming–0.10%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	6,000	6,075
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	3,000	2,925
7.75%, 03/15/2022	5,000	5,363
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/2021(b)	2,000	2,075
		16,438

Catalog Retail–1.63%

QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/2025	80,000	77,264
4.85%, 04/01/2024	52,000	50,558
5.45%, 08/15/2034	150,000	134,453
		262,275

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	6,000	6,165

Communications Equipment–0.08%

Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/2019(b)	8,000	6,800
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	5,000	5,375
		12,175

Computer & Electronics Retail–0.06%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/2021	12,000	10,260

Construction & Engineering–0.07%

AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/2022(b)	11,000	11,098

Construction Machinery & Heavy Trucks–0.49%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	18,000	18,900
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	20,000	20,225
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	3,000	2,895
6.75%, 06/15/2021	5,000	5,000

	Principal
	Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	$ 16,000	$ 12,920
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	15,000	15,300
5.38%, 03/01/2025	3,000	3,015
		78,255

Construction Materials–0.06%

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/2021(b)	3,000	3,008
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019(b)	7,000	6,895
		9,903

Consumer Finance–1.08%

Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/2024	3,000	2,977
Navient Corp., Sr. Unsec. Medium- Term Global Notes, 6.25%, 01/25/2016	75,000	75,094
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	95,000	96,090
		174,161

Data Processing & Outsourced Services–0.30%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	30,000	31,014
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/2021	15,000	16,669
		47,683

Department Stores–0.61%

Kohl’s Corp., Sr. Unsec. Global Notes, 5.55%, 07/17/2045	100,000	98,224

Diversified Banks–5.00%

Bank of America Corp., Series Z, Jr. Unsec. Sub. Notes, 6.50% (c)	85,000	87,019
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/2022(b)	150,000	162,203
Citigroup Inc., Series Q, Jr. Unsec. Sub. Global Notes, 5.95% (c)	40,000	39,650
Corp. Andina de Fomento (Supranational), Sr. Unsec. Global Notes, 4.38%, 06/15/2022	50,000	54,752
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	200,000	192,578
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/2022	45,000	47,378

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Diversified Banks–(continued)

JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (c)	$ 120,000	$ 118,800
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (c)	40,000	39,000
Wells Fargo & Co., Series U, Jr. Unsec. Sub. Global Notes, 5.88% (c)	60,000	61,725
		803,105

Diversified Chemicals–0.01%

Chemours Co. (The), Sr. Unsec. Notes, 6.63%, 05/15/2023(b)	3,000	2,034

Diversified Metals & Mining–0.62%

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	20,000	25,328
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 5.20%, 03/01/2042	35,000	18,288
Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	84,000	56,647
		100,263

Drug Retail–1.06%

CVS Pass Through Trust, Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	153,841	169,714

Electric Utilities–1.08%

Duke Energy Carolinas, LLC, Sr. Sec. First Mortgage Bonds, 3.90%, 06/15/2021	70,000	75,413
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (b)(c)	100,000	98,250
		173,663

Electrical Components & Equipment–0.04%

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	7,000	6,746

Environmental & Facilities Services–0.05%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	8,000	8,000

Food Distributors–0.26%

Sysco Corp., Sr. Unsec. Gtd. Global Notes, 2.60%, 10/01/2020	20,000	20,052
3.75%, 10/01/2025	22,000	22,221
		42,273

	Principal
	Amount	Value

Gas Utilities–0.03%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.75%, 01/15/2022	$ 3,000	$ 2,835
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(b)	3,000	2,775
		5,610

General Merchandise Stores–0.02%

Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2023(b)	3,000	3,124

Gold–0.38%

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.95%, 03/15/2024	75,000	61,749

Health Care Equipment–0.29%

Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/2044	45,000	46,710

Health Care Facilities–0.62%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	7,000	7,009
Sr. Unsec. Gtd. Notes, 5.63%, 02/15/2023(b)	2,000	2,002
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	2,917	3,001
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	9,000	9,695
6.50%, 02/15/2020	19,000	20,746
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	4,000	4,065
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	10,000	9,975
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	2,000	1,995
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	12,000	11,970
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/2020	10,000	10,250
6.75%, 06/15/2023	3,000	2,985
8.13%, 04/01/2022	15,000	16,012
		99,705

Health Care REIT’s–0.29%

Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	40,000	45,948

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Health Care Services–0.81%

Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 02/01/2025	$ 83,000	$ 80,564
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(b)	7,000	7,053
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/2024	7,000	7,621
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/2017	35,000	35,491
		130,729

Home Improvement Retail–0.11%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/2022(b)	19,000	17,575

Homebuilding–1.38%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	23,000	21,217
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/2019	5,000	4,994
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	20,000	19,400
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	10,000	10,175
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	6,000	5,767
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/2019(b)	10,000	7,375
8.00%, 11/01/2019(b)	4,000	2,915
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/2021	4,000	4,035
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	5,000	4,900
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	165,000	133,923
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	3,000	3,019
7.15%, 04/15/2020	2,000	2,223
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/2023(b)	2,000	2,033
		221,976

Hotels, Resorts & Cruise Lines–0.92%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/2020	60,000	63,107
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	4,000	4,299

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines–(continued)

Marriott International, Inc., Sr. Unsec. Global Notes, 3.75%, 10/01/2025	$ 53,000	$ 52,782
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.10%, 10/01/2025	27,000	27,444
		147,632

Household Products–0.05%

Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	8,000	7,970

Hypermarkets & Super Centers–0.34%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 4.25%, 04/15/2021	49,000	54,299

Independent Power Producers & Energy Traders–0.05%

Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	2,000	2,083
Sr. Unsec. Global Notes, 5.50%, 02/01/2024	6,000	5,625
		7,708

Industrial Machinery–0.54%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(b)	5,000	4,838
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	75,000	66,017
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(b)	16,000	16,060
		86,915

Industrial REIT’s–0.32%

Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/2023	49,000	50,824

Integrated Oil & Gas–0.06%

Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 4.13%, 01/16/2025	6,000	5,002
YPF S.A. (Argentina), REGS, Sr. Unsec. Euro Notes, 8.50%, 07/28/2025(b)	5,000	4,363
		9,365

Integrated Telecommunication Services–1.62%

AT&T Inc., Sr. Unsec. Global Notes, 4.75%, 05/15/2046	44,000	40,517
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 4.45%, 04/01/2024	30,000	30,856

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Integrated Telecommunication Services–(continued)

Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/2020(b)	$ 2,000	$ 1,975
11.00%, 09/15/2025(b)	6,000	5,820
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	90,000	100,524
Verizon Communications Inc., Sr. Unsec. Global Notes, 5.01%, 08/21/2054	58,000	52,757
5.15%, 09/15/2023	25,000	27,676
		260,125

Internet Software & Services–1.24%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 3.13%, 11/28/2021(b)	200,000	192,449
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/2022	5,000	5,013
5.38%, 04/01/2023	2,000	1,980
		199,442

Investment Banking & Brokerage–0.89%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	34,000	35,320
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (c)	45,000	51,975
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	55,000	55,069
		142,364

Leisure Products–0.11%

Party City Holdings Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/2023(b)	4,000	4,055
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	13,000	13,276
		17,331

Life & Health Insurance–2.84%

MetLife, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.25% (c)	65,000	64,837
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	165,000	184,698
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2038	130,000	150,475
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/2024(b)	55,000	56,193
		456,203

	Principal
	Amount	Value

Life Sciences Tools & Services–0.01%

Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	$ 2,000	$ 2,005

Managed Health Care–0.95%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	45,000	48,405
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	100,000	103,653
		152,058

Marine–0.08%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021(b)	14,000	13,020

Metal & Glass Containers–0.14%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	10,000	9,700
Sec. Second Lien Notes, 6.00%, 10/15/2022(b)	3,000	2,993
Owens-Brockway Glass Container, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2022(b)	3,000	2,895
5.88%, 08/15/2023(b)	2,000	2,020
6.38%, 08/15/2025(b)	4,000	4,060
		21,668

Movies & Entertainment–0.03%

Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	5,000	4,775

Multi-Line Insurance–3.19%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/2019	180,000	224,794
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/2019	160,000	189,284
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	100,000	98,442
		512,520

Multi-Sector Holdings–0.46%

BNSF Railway Co. Pass Through Trust, Series 2015-1, Sr. Sec. First Lien Pass-Through Ctfs., 3.44%, 06/16/2028(b)	74,000	73,402

Multi-Utilities–0.41%

Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/2024(b)	75,000	66,288

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Office REIT’s–0.32%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/2022(b)	$ 6,000	$ 6,120
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	45,000	45,858
		51,978

Office Services & Supplies–0.66%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	35,000	35,256
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	63,000	70,237
		105,493

Oil & Gas Drilling–0.34%

Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/2044	86,000	54,231

Oil & Gas Equipment & Services–0.25%

Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	41,000	40,531

Oil & Gas Exploration & Production–0.60%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/2020	3,000	2,790
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/2020	10,000	3,250
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/2020	6,000	4,507
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	4,000	3,820
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	5,000	3,000
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 05/01/2023(b)	4,000	3,700
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/2022	8,000	7,800
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(b)	8,000	7,820
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/2022	13,000	11,180
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	7,000	6,195
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	10,000	8,850
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/2022(b)	5,000	4,800

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)

SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	$ 3,000	$ 2,760
6.50%, 11/15/2021	11,000	10,450
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2019	3,000	2,625
5.75%, 03/15/2021	5,000	4,350
WPX Energy, Inc., Sr. Unsec. Notes, 7.50%, 08/01/2020	8,400	7,707
		95,604

Oil & Gas Storage & Transportation–3.54%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/2020	13,000	11,733
Energy Transfer Partners, L.P., Sr. Unsec. Global Notes, 4.65%, 06/01/2021	26,000	25,968
Sr. Unsec. Notes, 5.15%, 03/15/2045	51,000	40,064
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/2025	74,000	70,836
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2024	65,000	58,171
Kinder Morgan Energy Partners LP, Sr. Unsec. Gtd. Notes, 4.25%, 09/01/2024	85,000	77,374
5.40%, 09/01/2044	100,000	80,749
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 3.50%, 03/15/2025	59,000	55,195
4.50%, 03/15/2045	48,000	40,892
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	4,000	3,900
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	5,000	5,075
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/2019	3,000	2,505
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/2022(b)	2,000	1,965
Williams Partners L.P., Sr. Unsec. Global Notes, 5.10%, 09/15/2045	89,000	68,791
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/2023	27,000	24,908
		568,126

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Other Diversified Financial Services–1.04%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	$ 100,000	$ 111,656
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/2053	55,000	55,687
		167,343

Packaged Foods & Meats–0.20%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/2019(b)	21,000	21,709
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	4,000	4,225
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	6,000	6,262
		32,196

Paper Packaging–1.14%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/2021	2,000	2,010
4.88%, 11/15/2022	2,000	2,015
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/2024(b)	200,000	178,985
		183,010

Paper Products–0.50%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	6,000	5,625
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025(b)	3,000	2,880
International Paper Co., Sr. Unsec. Global Notes, 5.15%, 05/15/2046	63,000	61,821
Mercer International Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/2019	5,000	5,100
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	5,000	5,100
		80,526

Personal Products–0.12%

Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/2017(d)	15,000	14,737
Elizabeth Arden, Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/2021	7,000	4,279
		19,016

Pharmaceuticals–1.44%

AbbVie Inc., Sr. Unsec. Global Notes, 3.60%, 05/14/2025	50,000	49,441
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	60,000	55,463

	Principal
	Amount	Value

Pharmaceuticals–(continued)

Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	$ 74,000	$ 101,186
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	10,000	9,550
5.63%, 12/01/2021(b)	9,000	8,674
5.88%, 05/15/2023(b)	3,000	2,891
6.13%, 04/15/2025(b)	5,000	4,812
		232,017

Property & Casualty Insurance–1.11%

Allstate Corp. (The), Unsec. Sub. Global Deb., 5.75%, 08/15/2053	75,000	77,625
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/2037(b)	45,000	52,875
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	40,000	47,457
		177,957

Railroads–0.31%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb., 3.00%, 04/01/2025	52,000	50,205

Regional Banks–0.96%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	13,000	13,065
5.00%, 08/01/2023	2,000	2,000
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	55,000	56,761
Series J, Jr. Unsec. Sub. Bonds, 4.90% (c)	45,000	42,412
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	35,000	39,548
		153,786

Reinsurance–0.40%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	60,000	64,678

Renewable Electricity–0.23%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	36,000	36,266

Residential REIT’s–0.73%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	115,000	117,209

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Restaurants–1.07%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	$ 117,000	$ 119,048
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	7,000	7,420
Yum! Brands, Inc., Sr. Unsec. Notes, 3.75%, 11/01/2021	44,000	45,316
		171,784

Security & Alarm Services–0.19%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/2021	7,000	7,280
Tyco International Group S.A., Sr. Unsec. Gtd. Global Notes, 3.90%, 02/14/2026	23,000	23,394
		30,674

Semiconductors–1.36%

Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/2022	10,000	9,925
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	200,000	208,000
		217,925

Soft Drinks–0.84%

Coca-Cola Co. (The), Sr. Unsec. Global Notes, 3.30%, 09/01/2021	59,000	61,895
PepsiCo Inc., Sr. Unsec. Global Notes, 3.00%, 08/25/2021	70,000	72,591
		134,486

Sovereign Debt–0.41%

Argentina Bonar Bonds (Argentina), Series X, Sr. Unsec. Bonds, 7.00%, 04/17/2017	5,000	5,050
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 4.13%, 08/25/2027	8,000	7,856
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Bonds, 5.10%, 06/18/2050	60,000	52,800
		65,706

Specialized Consumer Services–0.05%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	8,000	8,060

Specialized Finance–3.10%

Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/2021	85,000	86,434
Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/2021	6,000	6,053
5.50%, 02/15/2022	7,000	7,192

	Principal
	Amount	Value

Specialized Finance–(continued)

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/2022	$ 10,000	$ 10,750
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	110,000	123,987
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	45,000	45,853
4.88%, 02/15/2024	158,000	167,282
5.25%, 07/15/2044	35,000	37,250
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	13,000	13,260
		498,061

Specialized REIT’s–2.46%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/2023	9,000	9,563
Sr. Unsec. Notes, 4.88%, 04/15/2022	9,000	9,360
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	43,000	41,393
7.75%, 07/15/2020	283,000	334,059
		394,375

Specialty Stores–0.18%

Tiffany & Co., Sr. Unsec. Global Notes, 3.80%, 10/01/2024	29,000	28,718

Steel–0.19%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	17,000	10,965
8.25%, 11/01/2019(b)	4,000	3,240
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	2,000	1,905
5.50%, 10/01/2024	9,000	8,280
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/2020(b)	7,000	6,204
		30,594

Technology Hardware, Storage & Peripherals–0.50%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	45,000	43,369
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/2034(b)	38,000	36,385
		79,754

Tobacco–0.63%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/2021	55,000	59,991

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Tobacco–(continued)

Reynolds American, Inc., Sr. Unsec. Gtd. Global Notes, 4.45%, 06/12/2025	$ 39,000	$ 40,910
		100,901

Trading Companies & Distributors–0.06%

United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	10,000	10,013

Trucking–0.28%

OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	5,000	5,100
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/2020(b)	39,000	39,494
		44,594

Wireless Telecommunication Services–1.75%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	120,000	132,241
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 3.00%, 03/15/2023	50,000	48,184
4.50%, 03/15/2043	30,000	28,420
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	7,000	6,895
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	4,000	4,020
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	27,000	27,135
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/2025	10,000	7,775
7.88%, 09/15/2023	6,000	4,830
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/2023	2,000	1,990
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	20,000	19,300
		280,790
Total Bonds and Notes (Cost $11,129,632)		11,138,733

U.S. Government Sponsored Agency Mortgage-Backed Securities–25.29%

Collateralized Mortgage Obligations–0.59%

Ginnie Mae REMICs, IO, 1.59%, 09/20/64(e)	332,946	34,593
1.69%, 12/20/64(e)	561,375	60,524
		95,117

	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–6.54%

Pass Through Ctfs., 6.50%, 05/01/16 to 08/01/32	$ 2,558	$ 2,917
6.00%, 05/01/17 to 12/01/31	29,033	32,518
5.50%, 09/01/17	3,074	3,162
Pass Through Ctfs., TBA, 4.00%, 10/01/45(f)	950,000	1,011,353
		1,049,950

Federal National Mortgage Association (FNMA)–16.13%

Pass Through Ctfs., 7.00%, 02/01/16 to 09/01/32	11,463	12,191
6.50%, 05/01/16 to 09/01/31	1,587	1,810
5.00%, 11/01/18	6,325	6,589
7.50%, 04/01/29	3,660	4,166
8.00%, 04/01/32	1,226	1,236
Pass Through Ctfs., TBA, 2.50%, 10/01/30(f)	206,000	210,027
3.00%, 10/01/30 to 10/01/45(f)	776,000	791,508
3.50%, 10/01/45(f)	875,000	912,830
4.50%, 10/01/45(f)	600,000	650,503
		2,590,860

Government National Mortgage Association (GNMA)–2.03%

Pass Through Ctfs., 7.50%, 06/15/23	3,395	3,729
8.50%, 11/15/24	1,219	1,225
7.00%, 07/15/31 to 08/15/31	1,363	1,610
6.50%, 11/15/31 to 03/15/32	2,833	3,257
6.00%, 11/15/32	1,314	1,518
Pass Through Ctfs., TBA, 3.50%, 10/01/45(f)	300,000	314,355
		325,694
Total U.S. Government Sponsored Agency
Mortgage-Backed Securities (Cost $4,051,660)		4,061,621

U.S. Treasury Securities–9.13%

U.S. Treasury Bills–0.62%

0.25%, 05/26/16(g)(h)	15,000	14,992
0.29%, 05/26/16(g)(h)	85,000	84,952
		99,944

U.S. Treasury Notes–4.63%

1.38%, 09/30/20	20,100	20,106
1.75%, 09/30/22	312,000	312,002
2.00%, 08/15/25	412,200	410,295
		742,403

U.S. Treasury Bonds–3.88%

3.00%, 05/15/45	608,500	623,295
Total U.S. Treasury Securities (Cost $1,456,975)		1,465,642

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal
	Amount	Value

Asset-Backed Securities–7.79%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, Pass Through Ctfs., 3.99%, 09/15/48	$ 70,000	$ 73,535
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.11%, 05/15/32(b)(e)	230,000	228,831
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.68%, 03/25/35(e)	127,625	128,462
Commercial Mortgage Trust, Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.55%, 08/10/48(e)	72,000	75,654
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 04/10/30(b)(e)	150,000	154,221
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.72%, 09/26/34(b)(e)	12,334	12,366
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 3.03%, 04/19/36(e)	141,182	127,368
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 0.74%, 07/20/22(b)(e)	250,000	241,420
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, Floating Rate Pass Through Ctfs., 2.48%, 04/25/45(e)	135,715	136,619
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(e)	72,924	73,100
Total Asset-Backed Securities (Cost $1,235,391)		1,251,576

	Shares

Preferred Stocks–1.18%

Investment Banking & Brokerage–0.83%

Morgan Stanley, Series F, 6.88% Pfd.	5,000	133,650

Reinsurance–0.35%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	2,000	55,380
Total Preferred Stocks (Cost $175,000)		189,030

	Principal Amount

Municipal Obligations–0.98%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17(i)	$65,000	41,595
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013 A, RB, 3.00%, 07/01/20	55,000	56,311

	Principal
	Amount	Value

Municipal Obligations–(continued)

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	$ 50,000	$ 58,778
Total Municipal Obligations (Cost $169,523)		156,684

	Shares

Common Stocks & Other Equity Interests–0.01%

Broadcasting–0.01%

Adelphia Communications Corp. (j)	900	675
Adelphia Recovery Trust -Series ACC-1 (j)	87,412	219
		894

Paper Products–0.00%

Verso Corp. (k)	53	6
Total Common Stocks & Other Equity Interests (Cost $22,352)		900

Money Market Funds–10.21%

Liquid Assets Portfolio –Institutional Class, 0.16% (l)	820,197	820,197
Premier Portfolio –Institutional Class, 0.10% (l)	820,197	820,197
Total Money Market Funds (Cost $1,640,394)		1,640,394
TOTAL INVESTMENTS–123.94% (Cost $19,880,927)		19,904,580
OTHER ASSETS LESS LIABILITIES–(23.94)%		(3,844,225)
NET ASSETS–100.00%		$ 16,060,355

Investment Abbreviations:

Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
IO	—Interest Only
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
RB	—Revenue Bonds
REGS	—Regulation S
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
TBA	—To Be Announced
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2015 was $4,008,331, which represented 24.96% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	—	8.50%

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2015.

(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2015 represented less than 1% of the Fund’s Net Assets.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	Non-income producing security.

(l)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Core Plus Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk

Invesco V.I. Core Plus Bond Fund

E.	Futures Contracts – (continued)

with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Invesco V.I. Core Plus Bond Fund

G.	Swap Agreements – (continued)

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,829,430	$894	$—	$1,830,324
U.S. Treasury Securities	—	1,465,642	—	1,465,642
Corporate Debt Securities	—	11,073,027	—	11,073,027
U.S. Government Sponsored Agency Securities	—	4,061,621	—	4,061,621
Asset-Backed Securities	—	1,251,576	—	1,251,576
Municipal Obligations	—	156,684	—	156,684
Foreign Sovereign Debt Securities	—	65,706	—	65,706
	1,829,430	18,075,150	—	19,904,580
Futures Contracts*	(43,706)	—	—	(43,706)
Swap Agreements*	—	(12,305)	—	(12,305)
Total Investments	$1,785,724	$18,062,845	$—	$19,848,569

  * Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements (a)	$--	$(12,305)
Interest rate risk:
Futures contracts (a)	10,741	(54,447)
Total	$10,741	$(66,752)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements and futures contracts.

Effect of Derivative Investments for the nine months ended September 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain:
Credit Risk	$—	$5,985
Interest Rate Risk	25,186	—
Change in Net Unrealized Appreciation (Depreciation):
Credit Risk	—	1,247
Interest Rate Risk	(25,235)	—
Total	$(49)	$7,232

Invesco V.I. Core Plus Bond Fund

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$7,384,993	$316,000

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	5	December-2015	$1,095,156	$927
U.S. Treasury 5 Year Notes	Long	17	December-2015	2,048,766	9,814
U.S. Ultra Bond	Short	7	December-2015	(1,122,844)	(15,328)
U.S. Treasury 10 Year Notes	Short	26	December-2015	(3,347,094)	(39,119)
Total Futures Contracts—Interest Rate Risk					$(43,706)

Open Over-The-Counter Credit Default Swap Agreements - Credit Risk

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.43%	$250,000	$6,960	$(9,405)

Open Centrally Cleared Credit Default Swap Agreements – Credit Risk

Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America High Yield Index, Series 24	Sell	5.00%	06/20/20	4.29%	$297,000	$11,197	$(2,900)

Total Credit Default Swap Agreements								$(12,305)

 Abbreviations:

 CME – Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of September 30, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco V.I. Core Plus Bond Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $43,507,130 and $43,782,346, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $13,754,919 and $12,907,755, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 463,392
Aggregate unrealized (depreciation) of investment securities	(439,816)
Net unrealized appreciation of investment securities	$ 23,576
Cost of investments for tax purposes is $19,881,004.

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VIDDI-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.67%

Aerospace & Defense–3.36%

General Dynamics Corp.	56,983	$ 7,860,805
Raytheon Co.	63,163	6,901,189
		14,761,994

Air Freight & Logistics–0.79%

United Parcel Service, Inc. -Class B	35,127	3,466,684

Apparel Retail–1.07%

Guess?, Inc.	62,569	1,336,474
TJX Cos., Inc. (The)	47,086	3,362,882
		4,699,356

Apparel, Accessories & Luxury Goods–1.47%

Coach, Inc.	111,317	3,220,401
Columbia Sportswear Co.	55,248	3,248,030
		6,468,431

Asset Management & Custody Banks–1.90%

Federated Investors, Inc. -Class B	159,129	4,598,828
Legg Mason, Inc.	89,714	3,733,000
		8,331,828

Auto Parts & Equipment–0.74%

Johnson Controls, Inc.	78,957	3,265,661

Brewers–2.52%

Heineken N.V. (Netherlands)	136,607	11,056,801

Building Products–1.12%

Masco Corp.	195,957	4,934,197

Construction Machinery & Heavy Trucks–0.69%

Joy Global Inc.	204,290	3,050,050

Data Processing & Outsourced Services–0.96%

Automatic Data Processing, Inc.	52,544	4,222,436

Department Stores–0.98%

Marks & Spencer Group PLC (United Kingdom)	568,647	4,321,040

Drug Retail–2.04%

Walgreens Boots Alliance, Inc.	107,798	8,958,014

Electric Utilities–7.91%

American Electric Power Co., Inc.	94,250	5,359,055
Duke Energy Corp.	84,106	6,050,586
Entergy Corp.	38,636	2,515,203
Exelon Corp.	243,576	7,234,207
Pepco Holdings, Inc.	219,458	5,315,273
PPL Corp.	251,361	8,267,263
		34,741,587

	Shares	Value

Electrical Components & Equipment–0.95%

Emerson Electric Co.	94,324	$ 4,166,291

Food Distributors–1.70%

Sysco Corp.	191,317	7,455,623

Gas Utilities–1.15%

AGL Resources Inc.	82,495	5,035,495

General Merchandise Stores–1.89%

Target Corp.	105,383	8,289,427

Health Care Equipment–1.15%

Stryker Corp.	53,504	5,034,726

Heavy Electrical Equipment–1.19%

ABB Ltd. (Switzerland)	294,369	5,214,224

Hotels, Resorts & Cruise Lines–1.08%

Accor S.A. (France)	101,582	4,755,331

Household Products–2.90%

Kimberly-Clark Corp.	58,604	6,390,180
Procter & Gamble Co. (The)	88,093	6,337,411
		12,727,591

Housewares & Specialties–1.82%

Newell Rubbermaid Inc.	200,890	7,977,342

Industrial Machinery–0.64%

Pentair PLC (United Kingdom)	55,119	2,813,274

Integrated Oil & Gas–4.04%

Royal Dutch Shell PLC -Class B (United Kingdom)	183,336	4,348,524
Suncor Energy, Inc. (Canada)	225,427	6,027,487
TOTAL S.A. (France)	162,749	7,337,555
		17,713,566

Integrated Telecommunication Services–3.37%

AT&T Inc.	297,225	9,683,590
Deutsche Telekom AG (Germany)	289,172	5,132,774
		14,816,364

Investment Banking & Brokerage–1.10%

Charles Schwab Corp. (The)	169,844	4,850,745

Life & Health Insurance–2.26%

Lincoln National Corp.	56,756	2,693,640
StanCorp Financial Group, Inc.	63,157	7,212,529
		9,906,169

Motorcycle Manufacturers–0.35%

Harley-Davidson, Inc.	27,599	1,515,185

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Movies & Entertainment–0.84%

Time Warner Inc.	53,886	$ 3,704,662

Multi-Line Insurance–1.27%

Hartford Financial Services Group, Inc. (The)	121,315	5,553,801

Multi-Utilities–3.08%

Consolidated Edison, Inc.	101,088	6,757,733
Dominion Resources, Inc.	48,197	3,392,105
Sempra Energy	34,952	3,380,557
		13,530,395

Oil & Gas Drilling–0.77%

Nabors Industries Ltd.	357,634	3,379,641

Oil & Gas Equipment & Services–0.98%

Baker Hughes Inc.	82,395	4,287,836

Packaged Foods & Meats–10.16%

Campbell Soup Co.	243,448	12,337,945
General Mills, Inc.	273,381	15,344,875
Kraft Heinz Co. (The)	128,758	9,087,740
Mead Johnson Nutrition Co.	31,449	2,214,010
Mondelez International Inc. -Class A	133,706	5,598,270
		44,582,840

Paper Packaging–1.18%

Avery Dennison Corp.	45,996	2,601,994
Sonoco Products Co.	68,469	2,584,020
		5,186,014

Paper Products–0.39%

International Paper Co.	45,502	1,719,521

Personal Products–0.71%

L’Oreal S.A. (France)	17,974	3,125,445

Pharmaceuticals–4.43%

Bristol-Myers Squibb Co.	56,484	3,343,853
Eli Lilly and Co.	112,377	9,404,831
Johnson & Johnson	51,981	4,852,426
Novartis AG (Switzerland)	19,828	1,826,826
		19,427,936

Property & Casualty Insurance–0.79%

Travelers Cos., Inc. (The)	34,998	3,483,351

Regional Banks–6.27%

Cullen/Frost Bankers, Inc.	22,781	1,448,416
Fifth Third Bancorp	184,717	3,492,999
KeyCorp	560,568	7,292,990
M&T Bank Corp.	36,652	4,469,711
SunTrust Banks, Inc.	76,976	2,943,562
Zions Bancorp.	285,576	7,864,763
		27,512,441

Restaurants–1.70%

Darden Restaurants, Inc.	108,934	7,466,336

Semiconductors–1.08%

Linear Technology Corp.	89,175	3,598,211
Texas Instruments Inc.	23,285	1,153,073
		4,751,284

	Shares	Value

Soft Drinks–2.42%

Coca-Cola Co. (The)	265,086	$ 10,635,250

Specialized REIT’s–0.45%

Weyerhaeuser Co.	72,800	1,990,352

Systems Software–0.37%

Microsoft Corp.	36,288	1,606,107

Thrifts & Mortgage Finance–1.40%

Hudson City Bancorp, Inc.	603,410	6,136,680

Tobacco–2.24%

Altria Group, Inc.	90,788	4,938,867
Philip Morris International Inc.	61,456	4,875,304
		9,814,171
Total Common Stocks & Other Equity Interests (Cost $313,719,670)		402,443,495

Money Market Funds–8.15%

Liquid Assets Portfolio –Institutional Class, 0.16% (b)	17,882,489	17,882,489
Premier Portfolio –Institutional Class, 0.10% (b)	17,882,489	17,882,489
Total Money Market Funds (Cost $35,764,978)		35,764,978
TOTAL INVESTMENTS–99.82% (Cost $349,484,648)		438,208,473
OTHER ASSETS LESS LIABILITIES–0.18%		802,635
NET ASSETS–100.00%		$ 439,011,108

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Diversified Dividend Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 396,222,751	$ 41,985,722	$—	$ 438,208,473
Forward Foreign Currency Contracts*	—	187,502	—	187,502
Total Investments	$ 396,222,751	$ 42,173,224	$—	$ 438,395,975

*Unrealized appreciation.

Invesco V.I. Diversified Dividend Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
11/20/15	Citigroup Global Markets Inc.	EUR	4,510,206	USD	5,107,065	$ 5,044,006	$63,059
11/20/15	Deutsche Bank Securities Inc.	EUR	4,510,186	USD	5,106,590	5,043,983	62,607
11/20/15	Goldman Sachs International	EUR	4,510,186	USD	5,105,819	5,043,983	61,836
Total Forward Foreign Currency Contracts - Currency Risk							$187,502

Currency Abbreviations:

EUR — Euro

USD —U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $45,575,928 and $43,894,363, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$107,202,858
Aggregate unrealized (depreciation) of investment securities	(19,100,055)
Net unrealized appreciation of investment securities	$88,102,803
Cost of investments for tax purposes is $350,105,670.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	MS-VIEWSP-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.07%

Advertising–0.40%

Interpublic Group of Cos., Inc. (The)	6,800	$ 130,084
Omnicom Group Inc.	1,976	130,218
		260,302

Aerospace & Defense–2.19%

Boeing Co. (The)	992	129,902
General Dynamics Corp.	941	129,811
Honeywell International Inc.	1,341	126,979
L-3 Communications Holdings, Inc.	1,265	132,218
Lockheed Martin Corp.	646	133,922
Northrop Grumman Corp.	792	131,433
Precision Castparts Corp.	581	133,462
Raytheon Co.	1,254	137,012
Rockwell Collins, Inc.	1,579	129,225
Textron Inc.	3,299	124,174
United Technologies Corp.	1,447	128,769
		1,436,907

Agricultural & Farm Machinery–0.19%

Deere & Co.	1,686	124,764

Agricultural Products–0.20%

Archer-Daniels-Midland Co.	3,121	129,365

Air Freight & Logistics–0.80%

C.H. Robinson Worldwide, Inc.	1,946	131,900
Expeditors International of Washington, Inc.	2,726	128,258
FedEx Corp.	884	127,278
United Parcel Service, Inc. -Class B	1,375	135,699
		523,135

Airlines–0.78%

American Airlines Group Inc.	3,171	123,130
Delta Air Lines, Inc.	2,849	127,835
Southwest Airlines Co.	3,469	131,961
United Continental Holdings Inc. (b)	2,352	124,773
		507,699

Alternative Carriers–0.20%

Level 3 Communications, Inc. (b)	2,959	129,279

Aluminum–0.20%

Alcoa Inc.	13,856	133,849

Apparel Retail–0.98%

Gap, Inc. (The)	4,134	117,819
L Brands, Inc.	1,447	130,418
Ross Stores, Inc.	2,670	129,415
TJX Cos., Inc. (The)	1,862	132,984
Urban Outfitters, Inc. (b)	4,410	129,566
		640,202

	Shares	Value

Apparel, Accessories & Luxury Goods–1.59%

Coach, Inc.	4,541	$ 131,371
Fossil Group, Inc. (b)	2,275	127,127
Hanesbrands, Inc.	4,460	129,072
Michael Kors Holdings Ltd. (b)	3,027	127,861
PVH Corp.	1,171	119,372
Ralph Lauren Corp.	1,218	143,919
Under Armour, Inc. -Class A (b)	1,383	133,847
VF Corp.	1,882	128,371
		1,040,940

Application Software–1.01%

Adobe Systems Inc. (b)	1,687	138,705
Autodesk, Inc. (b)	2,887	127,432
Citrix Systems, Inc. (b)	1,897	131,424
Intuit Inc.	1,496	132,770
salesforce.com, inc. (b)	1,908	132,473
		662,804

Asset Management & Custody Banks–1.98%

Affiliated Managers Group, Inc. (b)	759	129,781
Ameriprise Financial, Inc.	1,217	132,811
Bank of New York Mellon Corp. (The)	3,379	132,288
BlackRock, Inc.	440	130,887
Franklin Resources, Inc.	3,391	126,349
Invesco Ltd. (c)	4,066	126,981
Legg Mason, Inc.	3,137	130,531
Northern Trust Corp.	1,916	130,595
State Street Corp.	1,869	125,615
T. Rowe Price Group Inc.	1,883	130,868
		1,296,706

Auto Parts & Equipment–0.61%

BorgWarner, Inc.	3,096	128,763
Delphi Automotive PLC (United Kingdom)	1,750	133,070
Johnson Controls, Inc.	3,318	137,232
		399,065

Automobile Manufacturers–0.41%

Ford Motor Co.	9,752	132,334
General Motors Co.	4,434	133,109
		265,443

Automotive Retail–1.03%

Advance Auto Parts, Inc.	764	144,801
AutoNation, Inc. (b)	2,277	132,476
AutoZone, Inc. (b)	183	132,461
CarMax, Inc. (b)	2,220	131,690
O’Reilly Automotive, Inc. (b)	543	135,750
		677,178

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–1.43%

Alexion Pharmaceuticals, Inc. (b)	777	$ 121,515
Amgen Inc.	872	120,615
Baxalta Inc.	3,733	117,627
Biogen Inc. (b)	423	123,436
Celgene Corp. (b)	1,077	116,499
Gilead Sciences, Inc.	1,218	119,595
Regeneron Pharmaceuticals, Inc. (b)	250	116,285
Vertex Pharmaceuticals Inc. (b)	996	103,723
		939,295

Brewers–0.25%

Molson Coors Brewing Co. -Class B	1,935	160,644

Broadcasting–0.77%

CBS Corp. -Class B	3,043	121,416
Discovery Communications, Inc. -Class A (b)	1,873	48,754
Discovery Communications, Inc. -Class C (b)	3,278	79,622
Scripps Networks Interactive Inc. -Class A	2,514	123,664
TEGNA Inc.	5,770	129,190
		502,646

Building Products–0.38%

Allegion PLC	2,205	127,140
Masco Corp.	4,931	124,163
		251,303

Cable & Satellite–0.64%

Cablevision Systems Corp. -Class A	4,809	156,148
Comcast Corp. -Class A	2,063	117,343
Comcast Corp. -Special Class A	302	17,287
Time Warner Cable Inc.	712	127,712
		418,490

Casinos & Gaming–0.16%

Wynn Resorts Ltd.	1,974	104,859

Coal & Consumable Fuels–0.16%

CONSOL Energy Inc.	10,671	104,576

Commodity Chemicals–0.20%

LyondellBasell Industries N.V. -Class A	1,595	132,959

Communications Equipment–1.22%

Cisco Systems, Inc.	5,137	134,846
F5 Networks, Inc. (b)	1,130	130,854
Harris Corp.	1,800	131,670
Juniper Networks, Inc.	5,293	136,083
Motorola Solutions, Inc.	1,993	136,281
QUALCOMM, Inc.	2,445	131,370
		801,104

Computer & Electronics Retail–0.40%

Best Buy Co., Inc.	3,517	130,551
GameStop Corp. -Class A	3,124	128,740
		259,291

	Shares	Value

Construction & Engineering–0.58%

Fluor Corp.	2,954	$ 125,102
Jacobs Engineering Group, Inc. (b)	3,326	124,492
Quanta Services, Inc. (b)	5,479	132,647
		382,241

Construction Machinery & Heavy Trucks–0.73%

Caterpillar Inc.	1,840	120,262
Cummins Inc.	1,109	120,415
Joy Global Inc.	7,558	112,841
PACCAR Inc.	2,326	121,348
		474,866

Construction Materials–0.36%

Martin Marietta Materials, Inc.	779	118,369
Vulcan Materials Co.	1,348	120,242
		238,611

Consumer Electronics–0.40%

Garmin Ltd.	3,725	133,653
Harman International Industries, Inc.	1,365	131,026
		264,679

Consumer Finance–0.78%

American Express Co.	1,771	131,284
Capital One Financial Corp.	1,767	128,143
Discover Financial Services	2,541	132,107
Navient Corp.	10,739	120,706
		512,240

Data Processing & Outsourced Services–2.42%

Alliance Data Systems Corp. (b)	526	136,223
Automatic Data Processing, Inc.	1,706	137,094
Computer Sciences Corp.	2,149	131,906
Fidelity National Information Services, Inc.	1,920	128,794
Fiserv, Inc. (b)	1,552	134,419
MasterCard, Inc. -Class A	1,462	131,755
Paychex, Inc.	2,935	139,794
PayPal Holdings, Inc. (b)	3,985	123,694
Total System Services, Inc.	2,865	130,157
Visa Inc. -Class A	1,889	131,588
Western Union Co. (The)	7,302	134,065
Xerox Corp.	12,819	124,729
		1,584,218

Department Stores–0.57%

Kohl’s Corp.	2,634	121,981
Macy’s, Inc.	2,297	117,882
Nordstrom, Inc.	1,816	130,225
		370,088

Distillers & Vintners–0.41%

Brown-Forman Corp. -Class B	1,390	134,691
Constellation Brands, Inc. -Class A	1,048	131,220
		265,911

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Distributors–0.20%

Genuine Parts Co.	1,601	$ 132,707

Diversified Banks–1.20%

Bank of America Corp.	8,335	129,859
Citigroup Inc.	2,616	129,780
Comerica Inc.	3,179	130,657
JPMorgan Chase & Co.	2,137	130,293
U.S. Bancorp	3,255	133,487
Wells Fargo & Co.	2,540	130,429
		784,505

Diversified Chemicals–0.59%

Dow Chemical Co. (The)	3,053	129,447
E. I. du Pont de Nemours and Co.	2,759	132,984
Eastman Chemical Co.	1,913	123,809
		386,240

Diversified Metals & Mining–0.17%

Freeport-McMoRan Inc.	11,728	113,644

Diversified Support Services–0.20%

Cintas Corp.	1,558	133,599

Drug Retail–0.38%

CVS Health Corp.	1,316	126,967
Walgreens Boots Alliance, Inc.	1,478	122,822
		249,789

Electric Utilities–2.80%

American Electric Power Co., Inc.	2,485	141,297
Duke Energy Corp.	1,956	140,715
Edison International	2,308	145,565
Entergy Corp.	2,133	138,858
Eversource Energy	2,900	146,798
Exelon Corp.	4,501	133,680
FirstEnergy Corp.	4,370	136,825
NextEra Energy, Inc.	1,394	135,985
Pepco Holdings, Inc.	5,800	140,476
Pinnacle West Capital Corp.	2,236	143,417
PPL Corp.	4,506	148,202
Southern Co. (The)	3,129	139,866
Xcel Energy, Inc.	4,032	142,773
		1,834,457

Electrical Components & Equipment–0.78%

AMETEK, Inc.	2,512	131,428
Eaton Corp. PLC (b)	2,399	123,069
Emerson Electric Co.	2,903	128,225
Rockwell Automation, Inc.	1,261	127,954
		510,676

Electronic Components–0.40%

Amphenol Corp. -Class A	2,593	132,139
Corning Inc.	7,566	129,530
		261,669

Electronic Equipment & Instruments–0.20%

FLIR Systems, Inc.	4,705	131,693

	Shares	Value

Electronic Manufacturing Services–0.20%

TE Connectivity Ltd. (Switzerland)	2,200	$ 131,758

Environmental & Facilities Services–0.61%

Republic Services, Inc.	3,303	136,083
Stericycle, Inc. (b)	954	132,902
Waste Management, Inc.	2,673	133,142
		402,127

Fertilizers & Agricultural Chemicals–0.68%

CF Industries Holdings, Inc.	2,392	107,401
FMC Corp.	3,213	108,953
Monsanto Co.	1,444	123,231
Mosaic Co. (The)	3,415	106,240
		445,825

Food Distributors–0.20%

Sysco Corp.	3,346	130,394

Food Retail–0.40%

Kroger Co. (The)	3,585	129,311
Whole Foods Market, Inc.	4,139	130,999
		260,310

Footwear–0.22%

NIKE, Inc. -Class B	1,195	146,949

Gas Utilities–0.20%

AGL Resources Inc.	2,191	133,739

General Merchandise Stores–0.62%

Dollar General Corp.	1,900	137,636
Dollar Tree, Inc. (b)	2,011	134,053
Target Corp.	1,715	134,902
		406,591

Gold–0.20%

Newmont Mining Corp.	8,232	132,288

Health Care Distributors–0.95%

AmerisourceBergen Corp.	1,279	121,492
Cardinal Health, Inc.	1,572	120,761
Henry Schein, Inc. (b)	990	131,393
McKesson Corp.	676	125,080
Patterson Cos. Inc.	2,911	125,901
		624,627

Health Care Equipment–2.31%

Abbott Laboratories	3,079	123,838
Baxter International Inc.	3,699	121,512
Becton, Dickinson and Co.	982	130,272
Boston Scientific Corp. (b)	7,916	129,902
C.R. Bard, Inc.	693	129,113
Edwards Lifesciences Corp. (b)	960	136,483
Intuitive Surgical, Inc. (b)	259	119,031
Medtronic PLC	1,912	127,989
St. Jude Medical, Inc.	1,915	120,817
Stryker Corp.	1,341	126,188
Varian Medical Systems, Inc. (b)	1,686	124,393
Zimmer Biomet Holdings, Inc.	1,333	125,209
		1,514,747

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Facilities–0.54%

HCA Holdings, Inc. (b)	1,577	$ 121,997
Tenet Healthcare Corp. (b)	2,852	105,296
Universal Health Services, Inc. -Class B	1,003	125,184
		352,477

Health Care REIT’s–0.65%

HCP, Inc.	3,702	137,900
Ventas, Inc.	2,538	142,280
Welltower Inc.	2,128	144,108
		424,288

Health Care Services–0.77%

DaVita HealthCare Partners Inc. (b)	1,782	128,892
Express Scripts Holding Co. (b)	1,581	127,998
Laboratory Corp. of America Holdings (b)	1,127	122,246
Quest Diagnostics Inc.	2,037	125,214
		504,350

Health Care Supplies–0.20%

DENTSPLY International Inc.	2,542	128,549

Health Care Technology–0.20%

Cerner Corp. (b)	2,138	128,194

Home Entertainment Software–0.42%

Activision Blizzard, Inc.	4,586	141,662
Electronic Arts Inc. (b)	1,940	131,435
		273,097

Home Furnishings–0.37%

Leggett & Platt, Inc.	3,034	125,153
Mohawk Industries, Inc. (b)	646	117,436
		242,589

Home Improvement Retail–0.41%

Home Depot, Inc. (The)	1,157	133,622
Lowe’s Cos., Inc.	1,940	133,705
		267,327

Homebuilding–0.56%

D.R. Horton, Inc.	4,266	125,250
Lennar Corp. -Class A	2,559	123,165
PulteGroup Inc.	6,381	120,409
		368,824

Homefurnishing Retail–0.19%

Bed Bath & Beyond Inc. (b)	2,173	123,904

Hotel and Resort REIT’s–0.18%

Host Hotels & Resorts Inc.	7,537	119,160

Hotels, Resorts & Cruise Lines–0.95%

Carnival Corp.	2,601	129,270
Marriott International Inc. -Class A	1,838	125,352
Royal Caribbean Cruises Ltd.	1,439	128,200
Starwood Hotels & Resorts Worldwide, Inc.	1,815	120,661
Wyndham Worldwide Corp.	1,693	121,727
		625,210

	Shares	Value

Household Appliances–0.18%

Whirlpool Corp.	819	$ 120,606

Household Products–0.85%

Clorox Co. (The)	1,216	140,485
Colgate-Palmolive Co.	2,159	137,010
Kimberly-Clark Corp.	1,284	140,007
Procter & Gamble Co. (The)	1,954	140,571
		558,073

Housewares & Specialties–0.19%

Newell Rubbermaid Inc.	3,142	124,769

Human Resource & Employment Services–0.20%

Robert Half International, Inc.	2,597	132,863

Hypermarkets & Super Centers–0.41%

Costco Wholesale Corp.	947	136,908
Wal-Mart Stores, Inc.	2,068	134,089
		270,997

Independent Power Producers & Energy Traders–0.34%

AES Corp. (The)	12,012	117,597
NRG Energy, Inc.	7,247	107,618
		225,215

Industrial Conglomerates–0.81%

3M Co.	946	134,114
Danaher Corp.	1,538	131,053
General Electric Co.	5,359	135,154
Roper Technologies, Inc.	844	132,255
		532,576

Industrial Gases–0.58%

Air Products and Chemicals, Inc.	979	124,901
Airgas, Inc.	1,416	126,491
Praxair, Inc.	1,275	129,872
		381,264

Industrial Machinery–1.76%

Dover Corp.	2,207	126,196
Flowserve Corp.	3,130	128,768
Illinois Tool Works Inc.	1,603	131,943
Ingersoll-Rand PLC	2,430	123,371
Parker Hannifin Corp.	1,257	122,306
Pentair PLC (United Kingdom)	2,457	125,406
Snap-on Inc.	846	127,695
Stanley Black & Decker Inc.	1,337	129,662
Xylem, Inc.	4,115	135,178
		1,150,525

Industrial REIT’s–0.21%

Prologis, Inc.	3,585	139,457

Insurance Brokers–0.40%

Aon PLC	1,463	129,637
Marsh & McLennan Cos., Inc.	2,483	129,662
		259,299

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Integrated Oil & Gas–0.62%

Chevron Corp.	1,764	$ 139,144
Exxon Mobil Corp.	1,839	136,730
Occidental Petroleum Corp.	1,998	132,168
		408,042

Integrated Telecommunication Services–0.78%

AT&T Inc(d).	4,086	133,122
CenturyLink Inc.	5,087	127,785
Frontier Communications Corp.	25,133	119,382
Verizon Communications Inc.	2,923	127,180
		507,469

Internet Retail–1.01%

Amazon.com, Inc. (b)	252	128,996
Expedia, Inc.	1,146	134,861
Netflix Inc. (b)	1,370	141,466
Priceline Group Inc. (The) (b)	103	127,397
TripAdvisor Inc. (b)	1,997	125,851
		658,571

Internet Software & Services–1.17%

Akamai Technologies, Inc. (b)	1,790	123,617
eBay Inc. (b)	5,079	124,131
Facebook Inc. -Class A (b)	1,451	130,445
Google Inc. -Class A (b)	104	66,390
Google Inc. -Class C (b)	104	63,276
VeriSign, Inc. (b)	1,933	136,393
Yahoo! Inc. (b)	4,253	122,954
		767,206

Investment Banking & Brokerage–0.77%

Charles Schwab Corp. (The)	4,384	125,207
E*TRADE Financial Corp. (b)	4,931	129,833
Goldman Sachs Group, Inc. (The)	721	125,281
Morgan Stanley	3,933	123,890
		504,211

IT Consulting & Other Services–0.81%

Accenture PLC -Class A	1,366	134,223
Cognizant Technology Solutions Corp. -Class A (b)	2,129	133,297
International Business Machines Corp.	906	131,343
Teradata Corp. (b)	4,518	130,841
		529,704

Leisure Products–0.38%

Hasbro, Inc.	1,742	125,668
Mattel, Inc.	5,916	124,591
		250,259

Life & Health Insurance–1.39%

Aflac, Inc.	2,299	133,641
Lincoln National Corp.	2,677	127,050
MetLife, Inc.	2,754	129,851
Principal Financial Group, Inc.	2,778	131,511
Prudential Financial, Inc.	1,691	128,871
Torchmark Corp.	2,320	130,848
Unum Group	4,077	130,790
		912,562

	Shares	Value

Life Sciences Tools & Services–0.79%

Agilent Technologies, Inc.	3,718	$ 127,639
PerkinElmer, Inc.	2,788	128,137
Thermo Fisher Scientific, Inc.	1,087	132,918
Waters Corp. (b)	1,072	126,721
		515,415

Managed Health Care–0.98%

Aetna Inc.	1,133	123,962
Anthem, Inc.	908	127,120
Cigna Corp.	957	129,214
Humana Inc.	713	127,627
UnitedHealth Group Inc.	1,125	130,511
		638,434

Metal & Glass Containers–0.40%

Ball Corp.	2,007	124,836
Owens-Illinois, Inc. (b)	6,674	138,285
		263,121

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	2,440	133,956

Movies & Entertainment–0.81%

Time Warner Inc.	1,909	131,244
Twenty-First Century Fox, Inc. -Class A	3,949	106,544
Twenty-First Century Fox, Inc. -Class B	1,086	29,398
Viacom Inc. -Class B	3,018	130,227
Walt Disney Co. (The)	1,281	130,918
		528,331

Multi-Line Insurance–1.00%

American International Group, Inc.	2,292	130,232
Assurant, Inc.	1,740	137,477
Genworth Financial Inc. -Class A (b)	26,218	121,127
Hartford Financial Services Group, Inc. (The)	2,909	133,174
Loews Corp.	3,682	133,068
		655,078

Multi-Sector Holdings–0.40%

Berkshire Hathaway Inc. -Class B (b)	1,017	132,617
Leucadia National Corp.	6,421	130,089
		262,706

Multi-Utilities–2.83%

Ameren Corp.	3,443	145,536
CenterPoint Energy, Inc.	7,558	136,346
CMS Energy Corp.	4,092	144,529
Consolidated Edison, Inc.	2,142	143,193
Dominion Resources, Inc.	1,973	138,860
DTE Energy Co.	1,760	141,451
NiSource Inc.	8,049	149,309
PG&E Corp.	2,759	145,675
Public Service Enterprise Group Inc.	3,399	143,302
SCANA Corp.	2,593	145,882
Sempra Energy	1,479	143,049
TECO Energy, Inc.	5,007	131,484
WEC Energy Group, Inc.	2,792	145,798
		1,854,414

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Office REIT’s–0.63%

Boston Properties, Inc.	1,172	$ 138,765
SL Green Realty Corp.	1,272	137,580
Vornado Realty Trust	1,503	135,901
		412,246

Office Services & Supplies–0.20%

Pitney Bowes Inc.	6,544	129,898

Oil & Gas Drilling–0.73%

Diamond Offshore Drilling, Inc.	6,080	105,184
Ensco PLC -Class A	8,636	121,595
Helmerich & Payne, Inc.	2,708	127,980
Transocean Ltd.	9,389	121,306
		476,065

Oil & Gas Equipment & Services–1.17%

Baker Hughes Inc.	2,518	131,037
Cameron International Corp. (b)	2,073	127,116
FMC Technologies, Inc. (b)	4,108	127,348
Halliburton Co.	3,594	127,048
National Oilwell Varco Inc.	3,460	130,269
Schlumberger Ltd.	1,814	125,112
		767,930

Oil & Gas Exploration & Production–3.29%

Anadarko Petroleum Corp.	2,036	122,954
Apache Corp.	3,325	130,207
Cabot Oil & Gas Corp.	5,775	126,241
Chesapeake Energy Corp.	17,663	129,470
Cimarex Energy Co.	1,260	129,125
ConocoPhillips	2,822	135,343
Devon Energy Corp.	3,441	127,627
EOG Resources, Inc.	1,733	126,162
EQT Corp.	1,841	119,242
Hess Corp.	2,546	127,453
Marathon Oil Corp.	8,860	136,444
Murphy Oil Corp.	4,992	120,806
Newfield Exploration Co. (b)	3,924	129,100
Noble Energy, Inc.	4,286	129,351
Pioneer Natural Resources Co.	1,129	137,332
Range Resources Corp.	3,665	117,720
Southwestern Energy Co. (b)	8,677	110,111
		2,154,688

Oil & Gas Refining & Marketing–0.79%

Marathon Petroleum Corp.	2,792	129,353
Phillips 66	1,658	127,401
Tesoro Corp.	1,398	135,942
Valero Energy Corp.	2,125	127,712
		520,408

Oil & Gas Storage & Transportation–0.91%

Columbia Pipeline Group, Inc.	5,689	104,052
Kinder Morgan Inc.	4,441	122,927
ONEOK, Inc.	3,799	122,328
Spectra Energy Corp.	4,900	128,723
Williams Cos., Inc. (The)	3,110	114,603
		592,633

	Shares	Value

Packaged Foods & Meats–2.60%

Campbell Soup Co.	2,706	$ 137,140
ConAgra Foods, Inc.	3,208	129,956
General Mills, Inc.	2,367	132,860
Hershey Co. (The)	1,465	134,604
Hormel Foods Corp.	2,166	137,130
JM Smucker Co. (The)	1,150	131,204
Kellogg Co.	1,995	132,767
Keurig Green Mountain Inc.	2,195	114,447
Kraft Heinz Co. (The)	1,812	127,891
McCormick & Co., Inc.	1,652	135,761
Mead Johnson Nutrition Co.	1,768	124,467
Mondelez International Inc. -Class A	3,132	131,137
Tyson Foods, Inc. -Class A	3,082	132,834
		1,702,198

Paper Packaging–0.56%

Avery Dennison Corp.	2,268	128,301
Sealed Air Corp.	2,614	122,544
WestRock Co.	2,275	117,026
		367,871

Paper Products–0.19%

International Paper Co.	3,210	121,306

Personal Products–0.22%

Estee Lauder Cos. Inc. (The) -Class A	1,749	141,109

Pharmaceuticals–2.26%

AbbVie Inc.	2,252	122,531
Allergan PLC (b)	450	122,314
Bristol-Myers Squibb Co.	2,258	133,674
Eli Lilly and Co.	1,633	136,666
Endo International PLC (b)	1,787	123,803
Johnson & Johnson	1,432	133,677
Mallinckrodt PLC (b)	1,628	104,094
Merck & Co., Inc.	2,566	126,735
Mylan N.V. (b)	2,747	110,594
Perrigo Co. PLC	743	116,852
Pfizer Inc.	4,055	127,368
Zoetis Inc.	2,971	122,346
		1,480,654

Property & Casualty Insurance–1.44%

ACE Ltd.	1,324	136,902
Allstate Corp. (The)	2,299	133,894
Chubb Corp. (The)	1,105	135,528
Cincinnati Financial Corp.	2,502	134,608
Progressive Corp. (The)	4,422	135,490
Travelers Cos., Inc. (The)	1,343	133,669
XL Group PLC	3,614	131,260
		941,351

Publishing–0.20%

News Corp. -Class A	8,418	106,235
News Corp. -Class B	1,812	23,230
		129,465

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Railroads–0.80%

CSX Corp.	4,690	$ 126,161
Kansas City Southern	1,443	131,140
Norfolk Southern Corp.	1,687	128,887
Union Pacific Corp.	1,551	137,124
		523,312

Real Estate Services–0.20%

CBRE Group, Inc. -Class A (b)	4,079	130,528

Regional Banks–1.99%

BB&T Corp.	3,669	130,616
Fifth Third Bancorp	6,762	127,869
Huntington Bancshares Inc.	12,369	131,111
KeyCorp	9,896	128,747
M&T Bank Corp.	1,104	134,633
People’s United Financial Inc.	8,631	135,766
PNC Financial Services Group, Inc. (The)	1,479	131,927
Regions Financial Corp.	14,060	126,681
SunTrust Banks, Inc.	3,383	129,366
Zions Bancorp.	4,717	129,906
		1,306,622

Research & Consulting Services–0.60%

Dun & Bradstreet Corp. (The)	1,272	133,560
Equifax Inc.	1,363	132,456
Nielsen Holdings PLC	2,913	129,541
		395,557

Residential REIT’s–0.85%

Apartment Investment & Management Co. – Class A	3,689	136,567
AvalonBay Communities, Inc.	806	140,905
Equity Residential	1,885	141,601
Essex Property Trust, Inc.	622	138,967
		558,040

Restaurants–1.01%

Chipotle Mexican Grill, Inc. (b)	183	131,806
Darden Restaurants, Inc.	1,903	130,431
McDonald’s Corp.	1,371	135,084
Starbucks Corp.	2,364	134,370
Yum! Brands, Inc.	1,646	131,598
		663,289

Retail REIT’s–1.06%

General Growth Properties, Inc.	5,362	139,251
Kimco Realty Corp.	5,813	142,012
Macerich Co. (The)	1,802	138,430
Realty Income Corp.	2,965	140,511
Simon Property Group, Inc.	745	136,871
		697,075

Security & Alarm Services–0.38%

ADT Corp. (The) (d)	4,218	126,118
Tyco International PLC	3,718	124,404
		250,522

	Shares	Value

Semiconductor Equipment–0.58%

Applied Materials, Inc.	8,625	$ 126,701
KLA-Tencor Corp.	2,622	131,100
Lam Research Corp.	1,861	121,579
		379,380

Semiconductors–2.78%

Altera Corp.	2,631	131,761
Analog Devices, Inc.	2,372	133,805
Avago Technologies Ltd. (Singapore)	1,019	127,385
Broadcom Corp. -Class A	2,508	128,986
First Solar, Inc. (b)	2,740	117,135
Intel Corp.	4,536	136,715
Linear Technology Corp.	3,294	132,913
Microchip Technology Inc.	3,045	131,209
Micron Technology, Inc. (b)	7,958	119,211
NVIDIA Corp.	5,903	145,509
Qorvo, Inc. (b)	2,497	112,490
Skyworks Solutions, Inc.	1,515	127,578
Texas Instruments Inc.	2,810	139,151
Xilinx, Inc.	3,188	135,171
		1,819,019

Soft Drinks–1.04%

Coca-Cola Co. (The)	3,506	140,661
Coca-Cola Enterprises, Inc.	2,726	131,802
Dr Pepper Snapple Group, Inc.	1,749	138,259
Monster Beverage Corp. (b)	1,006	135,951
PepsiCo, Inc.	1,458	137,489
		684,162

Specialized Consumer Services–0.20%

H&R Block, Inc.	3,698	133,868

Specialized Finance–1.00%

CME Group Inc.	1,414	131,134
Intercontinental Exchange, Inc.	565	132,769
McGraw Hill Financial, Inc.	1,413	122,225
Moody’s Corp.	1,315	129,133
NASDAQ Inc.	2,583	137,752
		653,013

Specialized REIT’s–1.45%

American Tower Corp.	1,497	131,706
Crown Castle International Corp.	1,703	134,315
Equinix, Inc.	461	126,037
Iron Mountain Inc.	4,710	146,104
Plum Creek Timber Co., Inc.	3,566	140,893
Public Storage	660	139,676
Weyerhaeuser Co.	4,893	133,775
		952,506

Specialty Chemicals–0.97%

Ecolab Inc.	1,214	133,200
International Flavors & Fragrances Inc.	1,247	128,765
PPG Industries, Inc.	1,381	121,100
Sherwin-Williams Co. (The)	522	116,291
Sigma-Aldrich Corp.	956	132,808
		632,164

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Specialty Stores–0.76%

Signet Jewelers Ltd.	959	$ 130,549
Staples, Inc.	9,646	113,147
Tiffany & Co.	1,668	128,803
Tractor Supply Co.	1,519	128,082
		500,581

Steel–0.18%

Nucor Corp.	3,173	119,146

Systems Software–1.01%

CA, Inc.	4,822	131,640
Microsoft Corp.	3,064	135,613
Oracle Corp.	3,526	127,359
Red Hat, Inc. (b)	1,902	136,716
Symantec Corp.	6,688	130,215
		661,543

Technology Hardware, Storage & Peripherals–1.37%

Apple Inc.	1,170	129,051
EMC Corp.	5,435	131,309
Hewlett-Packard Co.	4,924	126,104
NetApp, Inc.	4,233	125,297
SanDisk Corp.	2,432	132,130
Seagate Technology PLC	2,732	122,394
Western Digital Corp.	1,659	131,791
		898,076

Thrifts & Mortgage Finance–0.22%

Hudson City Bancorp, Inc.	13,899	141,353

Tires & Rubber–0.20%

Goodyear Tire & Rubber Co. (The)	4,519	132,542

Tobacco–0.63%

Altria Group, Inc.	2,542	138,285
Philip Morris International Inc.	1,681	133,354
Reynolds American Inc.	3,168	140,247
		411,886

Trading Companies & Distributors–0.57%

Fastenal Co.	3,456	126,524
United Rentals, Inc. (b)	1,925	115,596
W.W. Grainger, Inc.	602	129,436
		371,556

Trucking–0.38%

J.B. Hunt Transport Services, Inc.	1,746	124,665
Ryder System, Inc.	1,632	120,833
		245,498
Total Common Stocks & Other Equity Interests (Cost $31,636,402)		64,906,145

	Shares	Value

Money Market Funds–0.99%

Liquid Assets Portfolio –Institutional Class, 0.16%(e)	325,618	$ 325,618
Premier Portfolio –Institutional Class, 0.10%(e)	325,618	325,618
Total Money Market Funds (Cost $651,236)		651,236
TOTAL INVESTMENTS–100.06% (Cost $32,287,638)		65,557,381
OTHER ASSETS LESS LIABILITIES–(0.06)%		(42,004)
NET ASSETS–100.00%		$ 65,515,377

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.   Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$65,557,381	$—	$—	$65,557,381
Futures Contracts*	(8,819)	—	—	(8,819)
Total Investments	$65,548,562	$—	$—	$65,548,562

*Unrealized appreciation (depreciation).

NOTE 3 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended September 30, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 09/30/15	Dividend Income
Invesco Ltd.	$ 138,004	$ 23,893	$ (4,389)	$ (30,086)	$ (441)	$ 126,981	$ 2,803

NOTE 4 — Derivative Investments

Open Futures Contracts - Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	7	December-2015	$ 668,045	$ (8,819)

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $13,414,775 and $12,440,331, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$34,153,157
Aggregate unrealized (depreciation) of investment securities	(1,923,192)
Net unrealized appreciation of investment securities	$32,229,965
Cost of investments for tax purposes is $33,327,416.

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VK-VIEQI-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–61.85%

Aerospace & Defense–0.84%

General Dynamics Corp.	73,023	$ 10,073,523

Agricultural Products–0.78%

Archer-Daniels-Midland Co.	225,497	9,346,851

Application Software–1.16%

Adobe Systems Inc. (b)	86,309	7,096,326
Citrix Systems, Inc. (b)	97,841	6,778,424
		13,874,750

Asset Management & Custody Banks–1.63%

Northern Trust Corp.	119,974	8,177,428
State Street Corp.	168,166	11,302,437
		19,479,865

Automobile Manufacturers–0.52%

General Motors Co.	208,001	6,244,190

Biotechnology–0.83%

Amgen Inc.	47,203	6,529,119
Baxalta Inc.	109,808	3,460,050
		9,989,169

Broadcasting–0.15%

CBS Corp. -Class B	45,452	1,813,535

Cable & Satellite–1.57%

Comcast Corp. -Class A	196,330	11,167,250
Time Warner Cable Inc.	42,865	7,688,695
		18,855,945

Communications Equipment–1.79%

Cisco Systems, Inc.	467,575	12,273,844
Juniper Networks, Inc.	355,853	9,148,981
		21,422,825

Construction Machinery & Heavy Trucks–0.45%

Caterpillar Inc.	82,097	5,365,860

Data Processing & Outsourced Services–0.61%

PayPal Holdings, Inc. (b)	236,592	7,343,816

Diversified Banks–8.27%

Bank of America Corp.	1,357,717	21,153,231
Citigroup Inc.	721,489	35,793,069
Comerica Inc.	173,732	7,140,385
JPMorgan Chase & Co.	571,833	34,864,658
		98,951,343

	Shares	Value

Electric Utilities–0.34%

FirstEnergy Corp.	129,671	$ 4,059,999

Electronic Components–0.55%

Corning Inc.	384,150	6,576,648

Fertilizers & Agricultural Chemicals–0.40%

Mosaic Co. (The)	155,861	4,848,836

Food Distributors–0.51%

Sysco Corp.	156,575	6,101,728

General Merchandise Stores–1.27%

Target Corp.	193,794	15,243,836

Health Care Equipment–1.27%

Baxter International Inc.	177,657	5,836,033
Medtronic PLC	139,343	9,327,620
		15,163,653

Health Care Services–0.52%

Express Scripts Holding Co. (b)	76,245	6,172,795

Hotels, Resorts & Cruise Lines–1.19%

Carnival Corp.	286,234	14,225,830

Household Products–0.81%

Procter & Gamble Co. (The)	134,974	9,710,029

Hypermarkets & Super Centers–1.07%

Wal-Mart Stores, Inc.	196,714	12,754,936

Industrial Conglomerates–1.97%

General Electric Co.	933,766	23,549,578

Industrial Machinery–0.54%

Ingersoll-Rand PLC	127,323	6,464,189

Insurance Brokers–1.88%

Aon PLC	88,933	7,880,353
Marsh & McLennan Cos., Inc.	157,355	8,217,078
Willis Group Holdings PLC	156,739	6,421,597
		22,519,028

Integrated Oil & Gas–3.07%

Exxon Mobil Corp.	86,987	6,467,483
Occidental Petroleum Corp.	110,001	7,276,566
Royal Dutch Shell PLC -Class A (United Kingdom)	606,881	14,310,822
TOTAL S.A. (France)	192,621	8,684,337
		36,739,208

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Integrated Telecommunication Services–1.07%

Koninklijke KPN N.V. (Netherlands)	581,550	$ 2,179,858
Orange S.A. (France)	130,002	1,963,973
Telecom Italia S.p.A. (Italy)(b)	1,214,502	1,495,507
Telefónica, S.A. (Spain)	95,554	1,158,147
Verizon Communications Inc.	137,903	6,000,160
		12,797,645

Internet Software & Services–0.64%

eBay Inc. (b)	311,239	7,606,681

Investment Banking & Brokerage–2.94%

Charles Schwab Corp. (The)	298,645	8,529,301
Goldman Sachs Group, Inc. (The)	46,319	8,048,390
Morgan Stanley	591,364	18,627,966
		35,205,657

IT Consulting & Other Services–0.77%

Amdocs Ltd.	161,408	9,180,887

Managed Health Care–1.06%
Anthem, Inc.	51,091	7,152,740
UnitedHealth Group Inc.	47,386	5,497,250
		12,649,990

Movies & Entertainment–0.47%

Time Warner Inc.	39,708	2,729,925
Viacom Inc. -Class B	66,319	2,861,665
		5,591,590

Multi-Utilities–0.45%

PG&E Corp.	102,961	5,436,341

Oil & Gas Equipment & Services–1.21%

Baker Hughes Inc.	157,974	8,220,967
Weatherford International PLC (b)	733,412	6,219,334
		14,440,301

Oil & Gas Exploration & Production–1.65%

Anadarko Petroleum Corp.	69,620	4,204,352
Apache Corp.	243,081	9,519,052
Canadian Natural Resources Ltd. (Canada)	312,600	6,086,660
		19,810,064

Other Diversified Financial Services–0.88%

Voya Financial, Inc.	271,024	10,507,600

Packaged Foods & Meats–0.85%

Mondelez International Inc. -Class A	242,885	10,169,595

Pharmaceuticals–4.95%

Eli Lilly and Co.	110,904	9,281,556
Merck & Co., Inc.	269,602	13,315,643
Novartis AG (Switzerland)	116,113	$ 10,697,915
Pfizer Inc.	263,103	8,264,065
Sanofi (France)	86,906	8,279,159
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	166,808	9,417,979
		59,256,317

	Shares	Value

Publishing–0.56%

Thomson Reuters Corp.	167,118	$ 6,715,770

Railroads–0.62%

CSX Corp.	276,113	7,427,440

Regional Banks–3.81%

BB&T Corp.	177,838	6,331,033
Citizens Financial Group Inc.	483,761	11,542,537
Fifth Third Bancorp	436,300	8,250,433
First Horizon National Corp.	382,133	5,418,646
PNC Financial Services Group, Inc. (The)	157,499	14,048,911
		45,591,560

Security & Alarm Services–0.69%

Tyco International PLC	247,627	8,285,599

Semiconductor Equipment–0.57%

Applied Materials, Inc.	461,295	6,776,423

Semiconductors–0.77%

Intel Corp.	306,622	9,241,587

Specialized Finance–0.47%

CME Group Inc. -Class A	60,370	5,598,714

Systems Software–1.45%

Microsoft Corp.	203,501	9,006,954
Symantec Corp.	428,512	8,343,129
		17,350,083

Technology Hardware, Storage & Peripherals–0.50%

NetApp, Inc.	203,991	6,038,134

Tobacco–0.87%

Philip Morris International Inc.	132,086	10,478,382

Wireless Telecommunication Services–0.61%

Vodafone Group PLC –ADR (United Kingdom)	231,132	7,336,130
Total Common Stocks & Other Equity Interests (Cost $627,974,357)		740,384,454

	Principal Amount

Bonds and Notes–23.65%

Advertising–0.03%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$370,000	371,518

Aerospace & Defense–0.19%

Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	670,000	678,238
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	435,000	417,415
Lockheed Martin Corp., Sr. Unsec. Global Notes, 2.13%, 09/15/16	645,000	652,658

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Aerospace & Defense–(continued)

Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/45	$190,000	$ 171,549
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	365,000	353,388
		2,273,248

Agricultural & Farm Machinery–0.10%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,275,000	1,257,302

Agricultural Products–0.03%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	308,729

Air Freight & Logistics–0.28%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	440,000	459,861
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	910,000	960,151
UTi Worldwide Inc., Sr. Unsec. Conv. Bonds, 4.50%, 03/01/19	2,554,000	1,896,345
		3,316,357

Airlines–0.22%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 10/01/26	436,811	437,630
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/16	242,408	255,771
Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/21	241,942	255,173
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/24	459,797	471,867
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 07/02/18	143,285	154,658
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/26	545,000	546,703
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	546,018	564,446
		2,686,248

Apparel Retail–0.03%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	358,000	356,508

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–0.18%

Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Bonds, 1.50%, 03/15/18	$1,448,000	$ 1,154,780
Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16	1,086,000	1,026,270
		2,181,050

Application Software–0.42%

Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	203,753
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/19	4,600,000	4,873,125
		5,076,878

Asset Management & Custody Banks–0.06%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	425,000	430,068
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	315,000	311,314
		741,382

Automobile Manufacturers–0.27%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/18(c)	555,000	549,885
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 2.50%, 01/15/16	2,030,000	2,039,602
4.13%, 08/04/25	687,000	685,305
		3,274,792

Automotive Retail–0.10%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	660,000	694,033
5.75%, 05/01/20	399,000	445,300
		1,139,333

Biotechnology–0.52%

Amgen Inc., Sr. Unsec. Notes, 2.30%, 06/15/16	735,000	742,103
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	2,182,000	2,942,973
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	485,000	499,527
4.63%, 05/15/44	1,390,000	1,334,846
5.00%, 08/15/45	169,000	168,376
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/21	492,000	534,079
		6,221,904

Brewers–0.07%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	870,000	877,506

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Broadcasting–0.48%

Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	$6,063,000	$ 5,763,639

Cable & Satellite–0.31%

CCO Safari II, LLC, Sr. Sec. Gtd. First Lien Notes, 4.46%, 07/23/22(c)	1,065,000	1,065,492
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	115,000	114,387
5.70%, 05/15/18	445,000	492,807
Sr. Unsec. Gtd. Notes, 4.40%, 08/15/35	720,000	732,070
6.45%, 03/15/37	305,000	387,561
Cox Communications, Inc., Sr. Unsec. Notes, 4.70%, 12/15/42(c)	440,000	368,697
8.38%, 03/01/39(c)	80,000	98,424
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	175,000	197,620
5.95%, 04/01/41	215,000	257,441
		3,714,499

Catalog Retail–0.26%

Liberty Interactive LLC , Sr. Unsec. Conv. Global Deb., 0.75%, 03/30/23(d)	1,526,000	2,289,000
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/34	880,000	788,792
		3,077,792

Commodity Chemicals–0.08%

Montell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/27(c)	745,000	968,285

Communications Equipment–0.45%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	1,610,000	2,113,125
QUALCOMM Inc., Sr. Unsec. Global Notes, 3.00%, 05/20/22	331,000	325,527
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/18(d)	3,098,000	2,906,311
		5,344,963

Consumer Finance–0.17%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/24	336,000	334,451
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	1,740,000	1,740,318
		2,074,769

Data Processing & Outsourced Services–0.10%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	490,000	506,568

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)

Xerox Corp., Sr. Unsec. Global Notes, 4.80%, 03/01/35	$ 714,000	$ 650,546
		1,157,114

Diversified Banks–1.92%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/16	2,180,000	2,219,517
ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Notes, 1.38%, 01/22/16(c)	1,955,000	1,959,163
Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Global Notes, 0.90%, 02/12/16	955,000	956,443
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	1,053,670
Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	381,463
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	600,000	600,780
Barclays Bank PLC (United Kingdom), Series BKNT, Sr. Unsec. Global Notes, 6.75%, 05/22/19	510,000	594,864
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(c)	700,000	705,727
BNP Paribas S.A. (France), Unsec. Gtd. Sub. Medium-Term Notes, 4.25%, 10/15/24	530,000	530,414
Citigroup Inc., Unsec. Sub. Global Notes, 5.30%, 05/06/44	250,000	261,194
6.68%, 09/13/43	815,000	1,005,253
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	565,000	573,736
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	325,000	358,342
HSBC Finance Corp., Sr. Unsec. Global Notes, 5.50%, 01/19/16	1,655,000	1,677,464
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.50%, 01/24/22	80,000	86,463
Unsec. Sub. Global Notes, 4.25%, 10/01/27	345,000	342,776
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	640,000	624,000
Series X, Jr. Unsec. Sub. Global Notes, 6.10% (e)	1,080,000	1,078,650
Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (e)	695,000	686,312
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	550,000	557,368
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	200,000	203,805

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Societe Generale S.A. (France), Sr. Unsec. Bonds, 2.63%, 09/16/20(c)	$890,000	$ 893,212
Unsec. Sub. Notes, 5.00%, 01/17/24(c)	735,000	745,935
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 5.70%, 03/26/44(c)	420,000	402,393
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/20	715,000	722,826
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	180,000	179,902
Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/25	655,000	654,487
Sr. Unsec. Notes, 3.90%, 05/01/45	1,415,000	1,299,975
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	450,000	454,470
4.65%, 11/04/44	1,200,000	1,180,483
		22,991,087

Diversified Capital Markets–0.06%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	686,000	760,024

Diversified Chemicals–0.07%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	795,000	794,231

Diversified Metals & Mining–0.09%

Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(c)	420,000	412,755
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	200,000	253,284
9.00%, 05/01/19	295,000	363,811
		1,029,850

Diversified Real Estate Activities–0.06%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/25	755,000	747,500

Diversified Support Services–0.03%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	380,000	384,755

Drug Retail–0.20%

CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/24	375,000	378,590
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/28	914,607	1,036,049

	Principal Amount	Value

Drug Retail–(continued)

Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Global Notes, 3.30%, 11/18/21	$602,000	$ 610,211
4.50%, 11/18/34	444,000	422,438
		2,447,288

Electric Utilities–0.31%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (c)(e)	965,000	948,113
Sr. Unsec. Notes, 4.60%, 01/27/20(c)	150,000	165,201
4.88%, 01/22/44(c)	930,000	993,344
Georgia Power Co., Sr. Unsec. Notes, 3.00%, 04/15/16	875,000	885,416
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	405,000	405,481
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	228,489
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	64,867
		3,690,911

Electrical Components & Equipment–0.11%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	1,360,000	1,360,552

Environmental & Facilities Services–0.04%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/35	469,000	444,847

Fertilizers & Agricultural Chemicals–0.04%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	305,000	305,673
3.38%, 07/15/24	210,000	201,571
		507,244

Food Distributors–0.02%

Sysco Corp., Sr. Unsec. Gtd. Global Notes, 4.85%, 10/01/45	225,000	231,366

Food Retail–0.09%

Kraft Heinz Co. (The), Sr. Unsec. Gtd. Notes, 1.60%, 06/30/17(c)	1,080,000	1,082,021

General Merchandise Stores–0.22%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	365,000	348,514
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	776,685
Sr. Unsec. Notes, 5.88%, 07/15/16	1,440,000	1,501,037
		2,626,236

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Gold–0.01%

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	$ 129,000	$ 115,940

Health Care Distributors–0.09%

McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/19	1,095,000	1,098,624

Health Care Equipment–0.70%

Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/44	750,000	778,507
Sr. Unsec. Global Notes, 3.88%, 05/15/24	685,000	708,611
Sr. Unsec. Notes, 2.68%, 12/15/19	314,000	319,136
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	731,000	747,121
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 4.00%, 04/01/43	525,000	493,008
3.15%, 03/15/22	1,076,000	1,094,494
4.38%, 03/15/35	382,000	386,569
4.63%, 03/15/44	525,000	540,283
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,397,250
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 02/15/20(c)	2,063,000	1,972,744
		8,437,723

Health Care Facilities–0.53%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,241,000	2,390,867
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	3,465,000	3,932,775
		6,323,642

Health Care REIT’s–0.16%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/24	505,000	494,795
4.20%, 03/01/24	480,000	480,681
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	496,547
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	215,000	239,159
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	200,000	209,128
		1,920,310

Health Care Services–0.25%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	575,000	574,514
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	1,590,000	1,610,328

	Principal Amount	Value

Health Care Services–(continued)

Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/22	$ 602,000	$ 598,595
4.70%, 02/01/45	264,000	240,412
		3,023,849

Homebuilding–0.07%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,050,000	852,240

Hotels, Resorts & Cruise Lines–0.03%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	335,000	339,153

Housewares & Specialties–0.10%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	1,160,000	1,215,341

Hypermarkets & Super Centers–0.04%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 3.30%, 04/22/24	360,000	371,812
6.50%, 08/15/37	50,000	65,923
		437,735
Industrial Conglomerates–0.15%

General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	1,800,000	1,800,106

Industrial Machinery–0.18%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	690,000	732,988
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/44	250,000	220,389
5.25%, 10/01/54	1,321,000	1,162,782
		2,116,159

Insurance Brokers–0.04%

Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	410,000	432,883

Integrated Oil & Gas–0.26%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	552,000	556,446
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/18	1,428,000	1,429,377
1.72%, 06/24/18	520,000	524,337
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	300,000	290,269
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/24	334,000	332,716
		3,133,145

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value

Integrated Telecommunication Services–0.55%

AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/22	$ 520,000	$ 509,092
3.40%, 05/15/25	289,000	276,396
4.50%, 05/15/35	463,000	423,763
5.35%, 09/01/40	101,000	100,122
6.15%, 09/15/34	140,000	150,559
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	550,000	549,253
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 03/15/22	330,000	332,638
5.15%, 03/15/42	90,000	84,874
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	360,000	428,805
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/34	325,000	302,573
4.52%, 09/15/48	1,988,000	1,758,440
5.01%, 08/21/54	694,000	631,266
5.15%, 09/15/23	450,000	498,162
6.40%, 09/15/33	140,000	160,803
6.40%, 02/15/38	300,000	344,910
		6,551,656

Internet Retail–0.18%

Amazon.com, Inc., Sr. Unsec. Global Notes, 0.65%, 11/27/15	2,125,000	2,125,699

Investment Banking & Brokerage–1.53%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	400,000	446,666
6.15%, 04/01/18	550,000	605,656
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(f)	3,328,000	4,234,647
1.00%, 09/28/20(c)(g)	6,230,000	6,488,670
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	3,060,000	3,121,200
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/25	1,142,000	1,091,525
Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	705,000	874,659
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/25	680,000	694,403
Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	716,394
		18,273,820

	Principal
	Amount	Value

Life & Health Insurance–0.15%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	$1,205,000	$ 1,208,451
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	410,000	438,072
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	110,000	138,003
		1,784,526

Managed Health Care–0.05%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	605,000	643,999

Movies & Entertainment–0.12%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/19	1,130,000	1,182,969
Viacom Inc., Sr. Unsec. Global Deb., 4.85%, 12/15/34	347,000	301,717
		1,484,686

Multi-Line Insurance–0.28%

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/19	385,000	387,241
4.38%, 01/15/55	720,000	662,738
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	325,000	369,186
Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	29,576
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/54(c)	930,000	928,937
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/44(c)	910,000	923,031
		3,300,709

Multi-Utilities–0.04%

Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	440,000	418,291
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	16,654
		434,945

Office REIT’s–0.05%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	605,000	616,538

Office Services & Supplies–0.04%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	500,000	503,662

Oil & Gas Drilling–0.07%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	150,000	140,361

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value

Oil & Gas Drilling–(continued)

Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.40%, 12/01/42	$361,000	$ 214,181
5.85%, 01/15/44	804,000	506,999
		861,541

Oil & Gas Equipment & Services–0.08%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	1,126,000	924,728

Oil & Gas Exploration & Production–0.85%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	1,902,000	1,355,175
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/21	859,000	857,550
4.15%, 11/15/34	921,000	877,254
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	430,000	429,611
3.25%, 05/15/22	167,000	160,447
Marathon Oil Corp., Sr. Unsec. Notes, 0.90%, 11/01/15	2,130,000	2,129,787
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	830,000	745,516
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	570,000	568,562
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/22	555,000	501,809
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	3,053,000	2,585,509
		10,211,220

Oil & Gas Storage & Transportation–0.76%

Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/35	357,000	291,601
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/40	25,000	27,148
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	155,000	170,970
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/19	370,000	369,667
3.20%, 02/01/16	2,150,000	2,164,809
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	275,721
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	533,000	451,386
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	355,000	348,006
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	132,228
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/45	536,000	456,626
Sr. Unsec. Notes, 2.95%, 06/15/16	1,065,000	1,075,350

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/44	$645,000	$ 534,111
5.50%, 02/15/20	535,000	578,500
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	221,871
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	600,000	548,841
Williams Partners L.P., Sr. Unsec. Global Notes, 5.10%, 09/15/45	883,000	682,504
5.40%, 03/04/44	890,000	715,906
		9,045,245

Other Diversified Financial Services–0.08%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	935,000	935,227

Packaged Foods & Meats–0.35%

General Mills, Inc., Sr. Unsec. Global Notes, 0.88%, 01/29/16	905,000	905,957
2.20%, 10/21/19	850,000	860,424
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(c)	765,000	748,082
Mondelez International, Inc., Sr. Unsec. Global Notes, 4.13%, 02/09/16	1,200,000	1,213,520
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/34	214,000	218,812
5.15%, 08/15/44	220,000	231,821
		4,178,616

Paper Packaging–0.10%

Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	1,139,000	1,198,051

Paper Products–0.02%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	245,000	266,392

Personal Products–0.11%

Unilever Capital Corp. (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.75%, 02/10/16	1,280,000	1,290,102

Pharmaceuticals–1.43%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	2,825,000	2,826,527
4.50%, 05/14/35	720,000	686,246
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/17	909,000	910,682
4.55%, 03/15/35	272,000	250,569
4.85%, 06/15/44	950,000	878,167
Allergan, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/01/16	905,000	924,562

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value

Pharmaceuticals–(continued)

Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/21(c)	$ 590,000	$ 600,575

GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/18	75,000	83,193
6.38%, 05/15/38	70,000	89,630
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/21	1,455,000	1,485,919
Merck & Co., Inc., Sr. Unsec. Global Notes, 0.70%, 05/18/16	1,930,000	1,934,356
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/19	280,000	312,350
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/18	405,000	400,615
Sanofi (France), Sr. Unsec. Global Notes, 2.63%, 03/29/16	2,830,000	2,860,028
Zoetis Inc., Sr. Unsec. Global Notes, 1.15%, 02/01/16	2,545,000	2,546,709
4.70%, 02/01/43	365,000	326,610
		17,116,738

Property & Casualty Insurance–0.27%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(c)	730,000	710,246

Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	385,000	392,045
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	855,000	991,800
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	665,000	699,562
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	420,000	448,935
		3,242,588

Railroads–0.31%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/43	1,990,000	2,127,181
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	415,726
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/24	101,000	105,796
Sr. Unsec. Notes, 4.15%, 01/15/45	440,000	438,973
4.85%, 06/15/44	570,000	624,000
		3,711,676

Regional Banks–0.63%

BB&T Corp., Series A, Sr. Unsec. Medium-Term Notes, 3.20%, 03/15/16	815,000	822,291
Fifth Third Bancorp, Sr. Unsec. Notes, 3.63%, 01/25/16	2,730,000	2,753,845
PNC Bank, N.A., Series BKNT, Sr. Unsec. Notes, 1.30%, 10/03/16	1,610,000	1,615,007

	Principal
	Amount	Value

Regional Banks–(continued)

SunTrust Banks, Inc., Sr. Unsec. Notes, 3.60%, 04/15/16	$ 2,310,000	$ 2,338,156
		7,529,299

Reinsurance–0.07%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	780,000	840,809

Renewable Electricity–0.05%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	581,000	585,288

Research & Consulting Services–0.04%

Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/45	505,000	498,846

Semiconductor Equipment–0.37%

Lam Research Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/25	600,000	591,123
Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	3,026,000	3,808,977
		4,400,100

Semiconductors–1.14%

Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(c)	1,803,000	1,734,261
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	3,239,000	2,738,979
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	4,339,000	5,730,192
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/20(c)	3,620,000	3,386,962
		13,590,394

Soft Drinks–0.42%

Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/16	1,735,000	1,754,956
PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	659,000	684,228
Sr. Unsec. Notes, 2.50%, 05/10/16	2,525,000	2,555,831
		4,995,015

Specialized Finance–0.33%

Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/18	865,000	863,919
4.25%, 09/15/24	430,000	422,744
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/18(c)	745,000	745,611
4.88%, 10/01/25(c)	735,000	738,758

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value

Specialized Finance–(continued)

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	$ 935,000	$ 987,229
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	195,000	197,485
		3,955,746

Steel–0.05%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.60%, 06/01/19	446,000	485,025
Sr. Unsec. Global Notes, 6.13%, 06/01/18	15,000	14,700
7.50%, 03/01/41	115,000	93,438
		593,163

Systems Software–0.44%

FireEye, Inc., Series A, Sr. Unsec. Conv. Notes,
1.00%, 06/01/20(c)(d)	1,085,000	983,959
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/22(c)(d)	1,085,000	964,972
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/35	403,000	375,315
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	2,326,000	2,350,714
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	600,000	598,539
		5,273,499

Technology Hardware, Storage & Peripherals–0.84%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/22	716,000	698,926
Hewlett Packard Enterprise Co., Sr. Unsec. Gtd. Notes, 2.45%, 10/05/17 c)	700,000	699,608
2.85%, 10/05/18 c)	1,385,000	1,383,227
6.20%, 10/15/35(c)	695,000	696,605
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	5,776,000	5,620,770
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/25	325,000	313,219
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(c)	702,000	672,165
		10,084,520

Thrifts & Mortgage Finance–0.97%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	710,000	1,022,400
5.00%, 05/01/17	6,201,000	6,627,319
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	412,000	623,150
3.00%, 11/15/17	2,275,000	3,285,953
		11,558,822

	Principal
	Amount	Value

Tobacco–0.37%

B.A.T. International Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 3.95%, 06/15/25(c)	$ 721,000	$ 749,296
Imperial Tobacco Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 3.75%, 07/21/22(c)	722,000	724,150
Philip Morris International Inc., Sr. Unsec. Global Bonds, 1.25%, 08/11/17	214,000	214,703
Sr. Unsec. Global Notes, 2.50%, 05/16/16	1,065,000	1,077,575
3.60%, 11/15/23	405,000	420,615
4.88%, 11/15/43	1,210,000	1,285,210
		4,471,549

Trucking–0.06%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	670,000	674,205

Wireless Telecommunication Services–0.23%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	600,000	541,206
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	255,000	257,004
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/20(c)	538,000	592,880
6.11%, 01/15/20(c)	770,000	857,240
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	585,000	554,181
		2,802,511
Total Bonds and Notes (Cost $280,206,091)		283,084,708

U.S. Treasury Securities–8.24%

U.S. Treasury Bills–0.01%

0.24%, 05/26/16(h)(i)	10,000	9,994
0.29%, 05/26/16(h)(i)	135,000	134,924
		144,918

U.S. Treasury Notes–7.58%

2.25%, 03/31/16	2,000,000	2,020,675
0.75%, 06/30/17	9,000,000	9,026,095
0.63%, 09/30/17	18,873,000	18,868,504
0.75%, 02/28/18	6,200,000	6,196,680
1.00%, 09/15/18	23,005,000	23,065,027
1.25%, 01/31/19	8,000,000	8,054,734
3.63%, 08/15/19	1,525,000	1,666,052

3.38%, 11/15/19	300,000	325,860
3.63%, 02/15/20	46,000	50,548
1.38%, 09/30/20	3,526,200	3,527,176
2.63%, 11/15/20	600,000	634,576
1.75%, 09/30/22	118,000	118,001
2.00%, 08/15/25	17,206,600	17,127,072
		90,681,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

U.S. Treasury Bonds–0.65%

4.50%, 08/15/39	$40,000	$ 52,229
4.38%, 05/15/40	80,000	102,759
3.00%, 05/15/45	7,448,100	7,629,198
		7,784,186
Total U.S. Treasury Securities (Cost $98,055,899)		98,610,104

	Shares

Preferred Stocks–0.96%

Asset Management & Custody Banks–0.21%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	43,000	2,424,125
State Street Corp., Series D, 5.90% Pfd.	5,468	141,949
		2,566,074

Diversified Banks–0.03%

Wells Fargo & Co., 5.85% Pfd.	12,000	306,000

Oil & Gas Storage & Transportation–0.39%

El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	95,499	4,679,451

Regional Banks–0.33%

KeyCorp, Series A, $7.75 Conv. Pfd.	30,290	3,937,700
Total Preferred Stocks (Cost $8,871,203)		11,489,225

	Principal Amount

U.S. Government Sponsored Agency Securities–0.47%

Federal Home Loan Mortgage Corp. (FHLMC)–0.33%
Unsec. Global Notes, 5.00%, 04/18/17	$1,500,000	1,602,253
5.50%, 08/23/17	140,000	152,684
4.88%, 06/13/18	1,000,000	1,105,174
6.75%, 03/15/31	750,000	1,098,835
		3,958,946

Federal National Mortgage Association (FNMA)–0.14%

Unsec. Global Notes, 4.38%, 10/15/15	1,700,000	1,702,837
Total U.S. Government Sponsored Agency Securities (Cost $5,443,807)		5,661,783

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 02/01/26	$274	$ 313
5.50%, 02/01/37	74	82
		395

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 6.00%, 01/01/17	191	195
5.50%, 03/01/21	157	168
8.00%, 08/01/21	1,565	1,652
9.50%, 04/01/30	4,311	5,024
		7,039
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $7,053)		7,434

	Shares

Money Market Funds–4.71%

Liquid Assets Portfolio –Institutional Class, 0.16% (j)	28,180,302	28,180,302
Premier Portfolio –Institutional Class, 0.10% (j)	28,180,302	28,180,302
Total Money Market Funds (Cost $56,360,604)		56,360,604
TOTAL INVESTMENTS–99.88% (Cost $1,076,919,014)		1,195,598,312
OTHER ASSETS LESS LIABILITIES–0.12%		1,465,106
NET ASSETS–100.00%		$1,197,063,418

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2015 was $50,237,856, which represented 4.20% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	Exchangeable for a basket of four common stocks and one ordinary share.

(g)	Exchangeable for a basket of five common stocks.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco V.I. Equity and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to- market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Equity and Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$760,499,920	$47,734,363	$—	$808,234,283
U.S. Treasury Securities	—	98,610,104	—	98,610,104
U.S. Government Sponsored Agency Securities	—	5,669,217	—	5,669,217
Corporate Debt Securities	—	283,084,708	—	283,084,708
	760,499,920	435,098,392	—	1,195,598,312
Forward Foreign Currency Contracts*	—	1,182,724	—	1,182,724
Futures Contracts*	(106,074)	—	—	(106,074)
Total Investments	$760,393,846	$436,281,116	$—	$1,196,674,962

  * Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2015:

Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$ 1,494,249	$ (311,525)
Interest Rate Risk:
Futures contracts (a)	—	(106,074)
Total	$ 1,494,249	$ (417,599)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco V.I. Equity and Income Fund

Effect of Derivative Investments for the nine months ended September 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Forward Foreign Currency Contracts	Futures Contracts
Realized Gain (Loss):
Currency Risk	$ 3,919,487	$—
Interest Rate Risk	—	(258,314)
Change in Net Unrealized Appreciation (Depreciation):
Currency Risk	(318,466)	—
Interest Rate Risk	—	9,578
Total	$ 3,601,021	$(248,736)

The table below summarizes the average notional value of forward foreign currency contracts and futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$ 89,480,774	$ 10,622,568

Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts
		Contract to					Unrealized
Settlement						Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
10/02/15	Bank of New York Mellon (The)	CAD	6,676,865	USD	5,013,960	$5,002,081	$11,879
10/02/15	Bank of New York Mellon (The)	CHF	4,712,860	USD	4,982,145	4,837,022	145,123
10/02/15	Bank of New York Mellon (The)	EUR	8,713,698	USD	9,938,452	9,737,016	201,436
10/02/15	Bank of New York Mellon (The)	GBP	6,020,723	USD	9,365,024	9,107,439	257,585
10/02/15	Bank of New York Mellon (The)	ILS	16,932,491	USD	4,305,181	4,315,843	(10,662)
10/02/15	Bank of New York Mellon (The)	USD	4,942,767	CAD	6,633,935	4,969,919	27,152
10/02/15	Bank of New York Mellon (The)	USD	4,216,865	CHF	4,094,787	4,202,665	(14,200)
10/02/15	Bank of New York Mellon (The)	USD	9,361,410	EUR	8,310,793	9,286,795	(74,615)
10/02/15	Bank of New York Mellon (The)	USD	8,407,042	GBP	5,547,013	8,390,867	(16,175)
10/02/15	Bank of New York Mellon (The)	USD	3,785,805	ILS	14,874,427	3,791,273	5,468
10/02/15	State Street Bank and Trust Co.	CAD	6,676,888	USD	5,013,217	5,002,098	11,119
10/02/15	State Street Bank and Trust Co.	CHF	4,712,884	USD	4,984,225	4,837,046	147,179
10/02/15	State Street Bank and Trust Co.	EUR	8,713,748	USD	9,932,453	9,737,072	195,381
10/02/15	State Street Bank and Trust Co.	GBP	6,020,710	USD	9,367,424	9,107,420	260,004
10/02/15	State Street Bank and Trust Co.	ILS	16,932,500	USD	4,302,503	4,315,845	(13,342)
10/02/15	State Street Bank and Trust Co.	USD	5,006,197	CAD	6,719,818	5,034,260	28,063
10/02/15	State Street Bank and Trust Co.	USD	5,489,607	CHF	5,330,957	5,471,403	(18,204)
10/02/15	State Street Bank and Trust Co.	USD	10,265,488	EUR	9,116,653	10,187,293	(78,195)
10/02/15	State Street Bank and Trust Co.	USD	9,844,566	GBP	6,494,420	9,823,992	(20,574)
10/02/15	State Street Bank and Trust Co.	USD	4,829,931	ILS	18,990,564	4,840,416	10,485
11/06/15	Bank of New York Mellon (The)	CAD	6,261,426	USD	4,664,143	4,689,845	(25,702)
11/06/15	Bank of New York Mellon (The)	CHF	3,866,558	USD	3,986,183	3,973,366	12,817
11/06/15	Bank of New York Mellon (The)	EUR	7,827,898	USD	8,821,728	8,752,346	69,382
11/06/15	Bank of New York Mellon (The)	GBP	5,210,740	USD	7,895,938	7,880,580	15,358
11/06/15	Bank of New York Mellon (The)	ILS	14,011,035	USD	3,566,782	3,572,460	(5,678)
11/06/15	State Street Bank and Trust Co.	CAD	6,261,459	USD	4,663,716	4,689,870	(26,154)
11/06/15	State Street Bank and Trust Co.	CHF	3,866,568	USD	3,986,152	3,973,376	12,776
11/06/15	State Street Bank and Trust Co.	EUR	7,827,922	USD	8,818,702	8,752,373	66,329
11/06/15	State Street Bank and Trust Co.	GBP	5,210,768	USD	7,897,336	7,880,623	16,713
11/06/15	State Street Bank and Trust Co.	ILS	14,011,064	USD	3,564,444	3,572,468	(8,024)
Total Forward Foreign Currency Contracts - Currency Risk							$1,182,724

  Currency Abbreviations:

CAD — Canadian Dollar	GBP	—	British Pound Sterling
CHF — Swiss Franc	ILS	—	Israeli Shekel
EUR – Euro	USD	—	U.S. Dollar

Invesco V.I. Equity and Income Fund

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	35	December-2015	$ (4,218,047)	$ (22,498)
U.S. Treasury 10 Year Notes	Short	24	December-2015	(3,089,625)	(33,052)
U.S. Treasury Long Bond	Short	18	December-2015	(2,832,188)	(50,524)
Total Futures Contracts – Interest Rate Risk					$ (106,074)

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $288,830,876 and $312,948,019, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $588,431,173 and $591,518,716, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 166,714,827
Aggregate unrealized (depreciation) of investment securities	(51,899,746)
Net unrealized appreciation of investment securities	$ 114,815,081
Cost of investments for tax purposes is $1,080,783,231.

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VIGCE-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.72%

Canada–1.16%

Toronto-Dominion Bank (The)	12,649	$ 498,455
Vermilion Energy, Inc.	12,548	403,946
		902,401

China–0.96%

Baidu, Inc. -ADR(a)	5,433	746,548

Finland–1.63%

Sampo Oyj -Class A	26,256	1,273,372

France–6.93%

Danone	32,720	2,069,344
LVMH Moet Hennessy Louis Vuitton S.E.	5,784	986,994
Publicis Groupe S.A.	22,703	1,551,074
Rexel S.A.	31,630	388,956
TOTAL S.A. -ADR	9,221	412,271
		5,408,639

Germany–0.55%

Bayerische Motoren Werke AG	4,850	429,324

Hong Kong–1.22%

AIA Group Ltd.	182,800	951,750

Ireland–1.54%

Shire PLC -ADR	5,839	1,198,338

Israel–0.54%

Teva Pharmaceutical Industries Ltd. -ADR	7,531	425,200

Japan–7.12%

FANUC Corp.	2,600	400,823
Honda Motor Co., Ltd.	8,900	265,375
KDDI Corp.	40,600	909,172
Komatsu Ltd.	70,500	1,037,568
Mitsubishi UFJ Financial Group, Inc.	197,800	1,195,425
ORIX Corp.	75,600	977,867
Toyota Motor Corp.	13,000	764,555
		5,550,785

Netherlands–5.44%

GrandVision N.V. (b)	51,170	1,312,916
Koninklijke Ahold N.V.	61,485	1,200,028
Koninklijke DSM N.V.	16,556	764,475
Koninklijke Philips N.V.	40,895	964,294
		4,241,713

Sweden–0.62%

Sandvik AB	56,573	482,631

	Shares	Value

Switzerland–4.22%

ABB Ltd.	55,632	$ 985,421
Roche Holding AG	5,922	1,565,826
TE Connectivity Ltd.	12,362	740,360
		3,291,607

Taiwan–1.99%

Taiwan Semiconductor Manufacturing Co. Ltd.	390,000	1,553,255

United Kingdom–11.56%

British American Tobacco PLC	13,305	735,299
Diageo PLC	64,107	1,725,093
Kingfisher PLC	184,801	1,004,874
Liberty Global PLC -Series A (a)	14,901	639,849
Liberty Global PLC -Series C (a)	33,216	1,362,520
Liberty Global PLC LiLAC -Series A (a)	745	25,099
Liberty Global PLC LiLAC -Series C (a)	1,660	56,838
Rio Tinto PLC	17,448	585,339
SABMiller PLC	10,154	575,372
Standard Chartered PLC	56,341	547,724
Vodafone Group PLC -ADR	55,513	1,761,983
		9,019,990

United States–55.24%

AbbVie Inc.	20,617	1,121,771
ACE Ltd.	7,297	754,510
Allergan PLC (a)	5,897	1,602,864
American Express Co.	32,658	2,420,938
Amphenol Corp. -Class A	13,981	712,472
Apple Inc.	6,831	753,459
Archer-Daniels-Midland Co.	13,945	578,020
AT&T Inc.	19,274	627,947
Berkshire Hathaway Inc. -Class A (a)	11	2,147,640
Berkshire Hathaway Inc. -Class B (a)	3,059	398,894
Biogen Inc. (a)	2,001	583,912
BioMarin Pharmaceutical Inc. (a)	1,968	207,270
Cabot Oil & Gas Corp.	16,490	360,471
Celgene Corp. (a)	11,227	1,214,425
Cisco Systems, Inc.	19,280	506,100
Coca-Cola Co. (The)	24,636	988,396
Comcast Corp. -Class A	20,264	1,152,616
Concho Resources Inc. (a)	4,568	449,034
Dick’s Sporting Goods, Inc.	12,337	612,039
Eaton Corp. PLC (a)	9,525	488,632
Eli Lilly and Co.	7,694	643,911
EMC Corp.	22,695	548,311
EOG Resources, Inc.	11,786	858,021
Express Scripts Holding Co. (a)	7,500	607,200
First Republic Bank	18,730	1,175,682
GameStop Corp. -Class A	11,138	458,997
General Electric Co.	61,583	1,553,123
Google Inc. -Class C (a)	4,053	2,465,926

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

United States–(continued)

Halliburton Co.	22,419	$ 792,512
HCA Holdings, Inc. (a)	13,385	1,035,464
Hertz Global Holdings, Inc. (a)	46,974	785,875
International Business Machines Corp.	13,382	1,939,988
Las Vegas Sands Corp.	8,828	335,199
Linear Technology Corp.	15,385	620,785
ManpowerGroup Inc.	13,991	1,145,723
Marsh & McLennan Cos., Inc.	18,956	989,882
Moody’s Corp.	10,891	1,069,496
Mylan N.V. (a)	11,580	466,211
Northern Trust Corp.	18,985	1,294,018
Philip Morris International Inc.	4,083	323,904
Priceline Group Inc. (The) (a)	831	1,027,831
Progressive Corp. (The)	52,406	1,605,720
QUALCOMM, Inc.	24,552	1,319,179
ResMed Inc.	18,907	963,501
Vertex Pharmaceuticals Inc. (a)	1,910	198,907
Wal-Mart Stores, Inc.	18,177	1,178,597
		43,085,373
TOTAL INVESTMENTS–100.72% (Cost $82,443,212)		78,560,926
OTHER ASSETS LESS LIABILITIES–(0.72)%		(562,074)
NET ASSETS–100.00%		$ 77,998,852

Investment Abbreviations:

ADR                  —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2015 represented 1.68% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Canada	$902,401	$—	$—	$902,401
China	746,548	—	—	746,548
Finland	—	1,273,372	—	1,273,372
France	412,271	4,996,368	—	5,408,639
Germany	429,324	—	—	429,324
Hong kong	—	951,750	—	951,750
Ireland	1,198,338	—	—	1,198,338
Israel	425,200	—	—	425,200
Japan	—	5,550,785	—	5,550,785
Netherlands	—	4,241,713	—	4,241,713
Sweden	—	482,631	—	482,631
Switzerland	740,360	2,551,247	—	3,291,607
Taiwan	—	1,553,255	—	1,553,255
United Kingdom	3,846,289	5,173,701	—	9,019,990
United States	43,085,373	—	—	43,085,373
Total Investments	$51,786,104	$26,774,822	$—	$78,560,926

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $47,864,648 and $53,925,751, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,337,406
Aggregate unrealized (depreciation) of investment securities	(8,265,728)
Net unrealized appreciation (depreciation) of investment securities	$(3,928,322)
Cost of investments for tax purposes is $82,489,248.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	I-VIGHC-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.80%

Biotechnology–27.26%

ACADIA Pharmaceuticals Inc. (b)	50,257	$ 1,661,999
Alder Biopharmaceuticals, Inc. (b)	62,419	2,044,846
Alexion Pharmaceuticals, Inc. (b)	27,580	4,313,236
Alnylam Pharmaceuticals Inc. (b)	13,635	1,095,709
AMAG Pharmaceuticals, Inc. (b)	34,007	1,351,098
Amgen Inc.	30,197	4,176,849
Atara Biotherapeutics Inc. (b)	12,715	399,760
Biogen Inc. (b)	41,107	11,995,434
BioMarin Pharmaceutical Inc. (b)	58,473	6,158,376
Bluebird Bio, Inc. (b)	24,590	2,103,675
Celgene Corp. (b)	76,223	8,245,042
Celldex Therapeutics Inc. (b)	62,415	657,854
DBV Technologies S.A. -ADR (France)(b)	87,018	3,096,971
Dyax Corp. (b)	74,004	1,412,736
Flexion Therapeutics, Inc. (b)	46,869	696,473
Gilead Sciences, Inc.	46,577	4,573,396
Heron Therapeutics, Inc. (b)	101,754	2,482,798
Incyte Corp. (b)	66,248	7,309,142
Keryx Biopharmaceuticals, Inc. (b)	106,191	373,792
Medivation Inc. (b)	78,920	3,354,100
Neurocrine Biosciences, Inc. (b)	41,363	1,645,834
Prothena Corp. PLC (Ireland)(b)	28,656	1,299,263
REGENXBIO Inc. (b)	34,956	770,081
Sarepta Therapeutics, Inc. (b)	28,119	902,901
Spark Therapeutics, Inc. (b)	39,502	1,648,418
Synergy Pharmaceuticals, Inc. (b)	231,515	1,227,030
United Therapeutics Corp. (b)	19,054	2,500,647
Vanda Pharmaceuticals Inc. (b)	106,866	1,205,448
Vertex Pharmaceuticals Inc. (b)	54,424	5,667,715
		84,370,623

Drug Retail–1.21%

Raia Drogasil S.A. (Brazil)	148,860	1,469,661
Rite Aid Corp. (b)	373,363	2,266,313
		3,735,974

Health Care Distributors–1.84%

Cardinal Health, Inc.	38,001	2,919,237
McKesson Corp.	14,953	2,766,753
		5,685,990

Health Care Equipment–3.37%

Olympus Corp. (Japan)	98,500	3,067,233
ResMed Inc.	68,936	3,512,978
Wright Medical Group, Inc. (b)	182,535	3,836,886
		10,417,097

	Shares	Value

Health Care Facilities–5.33%

Brookdale Senior Living Inc. (b)	125,971	$ 2,892,294
Community Health Systems Inc. (b)	84,139	3,598,625
HCA Holdings, Inc. (b)	59,364	4,592,399
Tenet Healthcare Corp. (b)	52,942	1,954,619
Universal Health Services, Inc. -Class B	27,711	3,458,610
		16,496,547

Health Care Services–2.13%

Air Methods Corp. (b)	46,991	1,601,923
Express Scripts Holding Co. (b)	59,956	4,854,038
InnovaCare Inc. (Puerto Rico) (b)(c)	122,652	153,315
		6,609,276

Life Sciences Tools & Services–1.81%

Agilent Technologies, Inc.	46,191	1,585,737
Thermo Fisher Scientific, Inc.	32,846	4,016,409
		5,602,146

Managed Health Care–5.20%

Aetna Inc.	49,605	5,427,283
Humana Inc.	26,147	4,680,313
Qualicorp S.A. (Brazil)	109,000	404,203
UnitedHealth Group Inc.	48,107	5,580,893
		16,092,692

Pharmaceuticals–46.65%

AbbVie Inc.	169,230	9,207,804
Agile Therapeutics, Inc. (b)	73,669	496,529
Akorn, Inc. (b)	58,143	1,657,366
Allergan PLC (b)	53,272	14,479,862
AstraZeneca PLC -ADR (United Kingdom)	239,256	7,613,126
Bayer AG (Germany)	36,021	4,606,597
Bristol-Myers Squibb Co.	124,580	7,375,136
Cempra, Inc. (b)	48,971	1,363,353
Dermira, Inc. (b)	83,583	1,950,827
Eli Lilly and Co.	80,656	6,750,101
Endo International PLC (b)	60,096	4,163,451
GlaxoSmithKline PLC -ADR (United Kingdom)	81,899	3,149,017
Hikma Pharmaceuticals PLC (Jordan)	90,408	3,123,564
Jazz Pharmaceuticals PLC (b)	29,212	3,879,646
Johnson & Johnson	48,840	4,559,214
Lipocine Inc. (b)	121,754	1,440,350
Medicines Co. (The) (b)	60,102	2,281,472
Merck & Co., Inc.	176,086	8,696,888
Mylan N.V. (b)	75,010	3,019,903
Nippon Shinyaku Co., Ltd. (Japan)	94,000	3,389,210
Novartis AG -ADR (Switzerland)	84,031	7,724,129
Pfizer Inc.	154,913	4,865,817

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Roche Holding AG (Switzerland)	46,919	$ 12,405,771
Sanofi -ADR (France)	150,275	7,133,554
Shire PLC -ADR (Ireland)	53,498	10,979,395
Supernus Pharmaceuticals Inc. (b)	133,231	1,869,231
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	86,393	4,877,749
Zogenix, Inc. (b)	95,229	1,285,591
		144,344,653
Total Common Stocks & Other Equity Interests (Cost $243,278,014)		293,354,998

	Shares	Value

Money Market Funds–5.32%

Liquid Assets Portfolio –Institutional Class, 0.16% (d)	8,230,102	$ 8,230,102
Premier Portfolio –Institutional Class, 0.10% (d)	8,230,103	8,230,103
Total Money Market Funds (Cost $16,460,205)		16,460,205
TOTAL INVESTMENTS–100.12% (Cost $259,738,219)		309,815,203
OTHER ASSETS LESS LIABILITIES–(0.12)%		(384,500)
NET ASSETS–100.00%		$ 309,430,703

Investment	Abbreviations:

ADR	—American Depositary Receipt

Notes	to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2015 represented less than 1% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$287,676,110	$21,985,778	$153,315	$309,815,203
Forward Foreign Currency Contracts*	—	34,936	—	34,936
Total Investments	$287,676,110	$22,020,714	$153,315	$309,850,139

 * Unrealized appreciation.

Invesco V.I. Global Health Care Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
10/21/15	Citigroup Global Markets Inc.	CHF	3,035,000	USD	3,129,124	$3,117,057	$12,067
10/21/15	Citigroup Global Markets Inc.	EUR	2,121,000	USD	2,393,718	2,370,849	22,869
Total Forward Foreign Currency Contracts – Currency Risk							$34,936

Currency Abbreviations:

CHF    — Swiss Franc

EUR    — Euro

USD    — U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $140,520,856 and $102,410,774, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$66,689,399
Aggregate unrealized (depreciation) of investment securities	(16,612,415)
Net unrealized appreciation of investment securities	$50,076,984

Cost of investments is the same for tax and financial reporting purposes.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VIGRE-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests –98.63%

Australia–4.69%

Federation Centres	2,271,681	$ 4,388,955
Goodman Group	661,883	2,726,225
Scentre Group	555,693	1,525,479
Stockland	1,621,020	4,391,269
Westfield Corp.	849,453	5,960,045
		18,991,973

Brazil–0.30%

BR Malls Participacoes S.A.	79,400	210,456
Even Construtora e Incorporadora S.A.	255,800	226,006
EZ Tec Empreendimentos e Participacoes S.A.	56,947	166,756
Multiplan Empreendimentos Imobiliarios S.A.	58,100	623,474
		1,226,692

Canada–2.11%

Allied Properties REIT	134,100	3,509,224
Canadian REIT	68,500	2,102,521
First Capital Realty, Inc.	60,774	851,419
H&R REIT	136,100	2,097,376
		8,560,540

China–4.16%

Beijing Capital Land Ltd. -Class H	278,000	110,907
China Jinmao Holdings Group Ltd.	1,676,000	425,897
China Overseas Land & Investment Ltd.	1,642,000	5,010,997
China Resources Land Ltd.	1,000,444	2,365,740
China Vanke Co., Ltd. -Class H	952,400	2,044,639
CIFI Holdings (Group) Co. Ltd.	4,314,000	772,305
Dalian Wanda Commercial Properties Co. Ltd. -Class H (a)	105,907	606,737
Greentown China Holdings Ltd. (b)	518,000	373,165
Guangzhou R&F Properties Co. Ltd. - Class H	159,600	145,766
KWG Property Holding Ltd.	878,000	579,891
Longfor Properties Co. Ltd.	1,093,000	1,384,233
Shenzhen Investment Ltd.	1,638,000	580,919
Shimao Property Holdings Ltd.	164,000	248,440
Shui On Land Ltd.	1,697,500	391,487
Sino-Ocean Land Holdings Ltd.	3,280,500	1,804,287
		16,845,410

France–3.26%

ICADE	39,455	2,677,414
Klepierre	24,470	1,109,965
Mercialys S.A.	67,870	1,468,350
Unibail-Rodamco S.E.	30,618	7,939,976
		13,195,705

	Shares	Value

Germany–2.63%

Deutsche Wohnen AG	234,280	$ 6,252,722
LEG Immobilien AG	53,217	4,389,088
		10,641,810

Hong Kong–7.15%

Cheung Kong Property Holdings Ltd.	924,500	6,721,923
Hongkong Land Holdings Ltd.	774,400	5,133,122
Kerry Properties Ltd.	324,500	891,878
Link REIT	478,000	2,634,806
New World China Land Ltd.	446,000	266,230
New World Development Co. Ltd.	2,140,000	2,082,418
Sun Hung Kai Properties Ltd.	528,000	6,881,949
Swire Properties Ltd.	1,228,600	3,410,675
Wharf Holdings Ltd. (The)	166,000	937,957
		28,960,958

Indonesia–0.36%

PT Bumi Serpong Damai Tbk	4,444,700	429,176
PT Lippo Karawaci Tbk	4,123,900	318,505
PT Pakuwon Jati Tbk	17,993,900	409,284
PT Summarecon Agung Tbk	3,882,100	298,334
		1,455,299

Japan–10.13%

Activia Properties, Inc.	546	2,288,687
Daiwa House REIT Investment Corp.	115	422,334
GLP J-REIT (a)	213	203,793
GLP J-REIT	816	780,727
Japan Hotel REIT Investment Corp.	5,115	3,264,500
Japan Real Estate Investment Corp.	611	2,818,641
Japan Retail Fund Investment Corp.	1,697	3,288,625
Kenedix Retail REIT Corp.	760	1,467,089
Mitsubishi Estate Co. Ltd.	545,000	11,169,501
Mitsui Fudosan Co., Ltd.	413,000	11,357,316
Mori Hills REIT Investment Corp.	727	856,483
ORIX JREIT Inc.	1,539	2,083,300
United Urban Investment Corp.	773	1,033,994
		41,034,990

Malaysia–0.24%

IGB REIT	1,079,300	314,335
IOI Properties Group Berhad	279,600	125,963
KLCCP Stapled Group	153,100	243,845
SP Setia Berhad Group	391,500	280,597
		964,740

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	3,053,090	0

Mexico–0.75%

Fibra Uno Administracion S.A. de C.V.	1,115,500	2,302,727

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Mexico–(continued)

Macquarie Mexico Real Estate Management S.A. de C.V.	600,200	$ 758,444
		3,061,171

Netherlands–0.87%

Wereldhave N.V.	61,019	3,523,122

Philippines–0.79%

Ayala Land, Inc.	1,468,700	1,072,005
Megaworld Corp.	5,009,100	469,984
Robinsons Land Corp.	1,044,300	635,842
SM Prime Holdings Inc.	2,326,900	1,031,112
		3,208,943

Singapore–1.72%

Ascendas REIT	1,880,200	3,101,540
CapitaLand Ltd.	833,500	1,574,780
CapitaLand Retail China Trust	397,000	380,819
Global Logistic Properties Ltd.	429,900	618,379
Mapletree Industrial Trust	1,260,800	1,315,733
		6,991,251

South Africa–1.08%

Growthpoint Properties Ltd.	1,249,744	2,315,790
Hyprop Investments Ltd.	122,659	1,069,595
Resilient Property Income Fund Ltd.	119,154	999,523
		4,384,908

Spain–0.50%

Inmobiliaria Colonial S.A. (b)	832,587	578,667
Merlin Properties Socimi, S.A. (b)	122,793	1,461,275
		2,039,942

Sweden–1.50%

Castellum AB	148,671	2,094,406
Fabege AB	131,440	1,930,698
Wihlborgs Fastigheter AB	113,804	2,042,933
		6,068,037

Switzerland–0.20%

Swiss Prime Site AG	10,938	800,710

Thailand–0.34%

Central Pattana PCL	625,200	769,400
Land and Houses PCL	612,550	135,606
Land and Houses PCL -NVDR	582,950	129,356
Pruksa Real Estate PCL	420,600	333,236
		1,367,598

Turkey–0.22%

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,063,558	882,548

United Arab Emirates–0.71%

Emaar Malls Group PJSC (b)	1,077,988	906,883
Emaar Properties PJSC	1,118,410	1,967,037
		2,873,920

	Shares	Value

United Kingdom–6.52%

Big Yellow Group PLC	126,083	$ 1,383,505
Derwent London PLC	60,525	3,339,945
Great Portland Estates PLC	438,232	5,677,943
Hammerson PLC	105,993	1,002,048
Kennedy Wilson Europe Real Estate PLC	73,223	1,260,499
Land Securities Group PLC	599,771	11,449,235
UNITE Group PLC (The)	231,664	2,288,361
		26,401,536

United States–48.40%

American Campus Communities, Inc.	124,400	4,508,256
American Homes 4 Rent -Class A	60,334	970,171
AvalonBay Communities, Inc.	92,924	16,244,974
Boston Properties, Inc.	73,746	8,731,526
Brixmor Property Group, Inc.	250,454	5,880,660
Brookdale Senior Living Inc. (b)	3,187	73,174
Camden Property Trust	51,270	3,788,853
Care Capital Properties, Inc.	93,192	3,068,813
CoreSite Realty Corp.	1,927	99,125
Cousins Properties, Inc.	428,945	3,954,873
CyrusOne Inc.	8,234	268,922
DiamondRock Hospitality Co.	296,969	3,281,507
Digital Realty Trust, Inc.	27,282	1,782,060
Empire State Realty Trust Inc. -Class A	318,830	5,429,675
Equinix, Inc.	17,369	4,748,685
Essex Property Trust, Inc.	25,245	5,640,238
Extra Space Storage Inc.	68,546	5,289,009
Federal Realty Investment Trust	66,917	9,130,825
First Industrial Realty Trust, Inc.	86,512	1,812,426
General Growth Properties, Inc.	11,650	302,550
HCP, Inc.	88,600	3,300,350
Healthcare Realty Trust, Inc.	207,563	5,157,940
Healthcare Trust of America, Inc. -Class A	229,530	5,625,780
Hilton Worldwide Holdings Inc.	123,337	2,829,351
Hudson Pacific Properties Inc.	193,957	5,584,022
InfraREIT Inc.	79,400	1,880,192
Kilroy Realty Corp.	81,847	5,333,151
LaSalle Hotel Properties	52,370	1,486,784
Mid-America Apartment Communities, Inc.	68,007	5,567,733
National Health Investors, Inc.	38,882	2,235,326
Prologis, Inc.	273,368	10,634,015
Public Storage	35,555	7,524,505
QTS Realty Trust, Inc. -Class A	2,431	106,210
Realty Income Corp.	103,941	4,925,764
Retail Opportunity Investments Corp.	237,763	3,932,600
Rexford Industrial Realty, Inc.	130,601	1,800,988
RLJ Lodging Trust	110,728	2,798,096
Simon Property Group, Inc.	123,651	22,717,162
Strategic Hotels & Resorts, Inc. (b)	71,753	989,474
Ventas, Inc.	146,143	8,192,777
Washington REIT	120,700	3,009,051
Weingarten Realty Investors	164,599	5,449,873
		196,087,466
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $368,946,593)		399,569,269

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Money Market Funds–0.84%

Liquid Assets Portfolio –Institutional Class, 0.16% (c)	1,695,536	$ 1,695,536
Premier Portfolio –Institutional Class, 0.10% (c)	1,695,535	1,695,535
Total Money Market Funds (Cost $3,391,071)		3,391,071

TOTAL INVESTMENTS–99.47% (Cost $372,337,664)		402,960,340
OTHER ASSETS LESS LIABILITIES–0.53%		2,138,812
NET ASSETS–100.00%		$ 405,099,152

Investment Abbreviations:

NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2015 was $810,530, which represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2015, there were transfers from Level 1 to Level 2 of $2,667,301 and from Level 2 to Level 1 of $10,751,394, due to foreign fair value adjustments.

Invesco V.I. Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$18,991,973	$—	$18,991,973
Brazil	1,226,692	—	—	1,226,692
Canada	8,560,540	—	—	8,560,540
China	606,737	16,238,673	—	16,845,410
France	—	13,195,705	—	13,195,705
Germany	10,641,810	—	—	10,641,810
Hong Kong	6,721,923	22,239,035	—	28,960,958
Indonesia	—	1,455,299	—	1,455,299
Japan	—	41,034,990	—	41,034,990
Malaysia	964,740	—	—	964,740
Malta	—	—	0	0
Mexico	3,061,171	—	—	3,061,171
Netherlands	—	3,523,122	—	3,523,122
Philippines	635,842	2,573,101	—	3,208,943
Singapore	1,696,552	5,294,699	—	6,991,251
South Africa	—	4,384,908	—	4,384,908
Spain	2,039,942	—	—	2,039,942
Sweden	—	6,068,037	—	6,068,037
Switzerland	—	800,710	—	800,710
Thailand	905,006	462,592	—	1,367,598
Turkey	882,548	—	—	882,548
United Arab Emirates	2,873,920	—	—	2,873,920
United Kingdom	3,548,860	22,852,676	—	26,401,536
United States	199,478,537	—	—	199,478,537
Total Investments	$243,844,820	$159,115,520	$0	$402,960,340

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $234,187,596 and $208,407,220, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$38,849,945
Aggregate unrealized (depreciation) of investment securities	(21,762,566)
Net unrealized appreciation of investment securities	$17,087,379
Cost of investments for tax purposes is $385,872,961.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us VIGOV-QTR-1 09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–49.96%

Collateralized Mortgage Obligations–21.44%

Fannie Mae REMICs,
4.00%, 07/25/18 to 07/25/40	$4,909,548	$ 5,210,838
5.00%, 08/25/19	1,304,492	1,354,394
4.50%, 10/25/22	149,829	150,494
3.00%, 10/25/25 to 09/25/36	2,096,493	2,137,554
2.50%, 03/25/26	1,594,423	1,622,415
7.00%, 09/18/27	453,923	509,701
6.50%, 03/25/32	1,222,650	1,404,091
5.75%, 10/25/35	712,606	795,538
0.49%, 05/25/36(a)	4,644,367	4,657,682
4.25%, 02/25/37	2,086,057	2,200,498
0.69%, 03/25/37 to 05/25/41(a)	8,751,643	8,808,673
0.59%, 06/25/38(a)	7,402,130	7,438,163
6.56%, 06/25/39(a)	4,956,184	5,842,169
0.74%, 02/25/41(a)	5,141,327	5,172,663
0.71%, 11/25/41(a)	2,147,838	2,157,388
Federal Home Loan Bank,
5.07%, 10/20/15	577,243	578,972
5.46%, 11/27/15	7,997,271	8,066,016
5.77%, 03/23/18	1,080,660	1,174,347
Freddie Mac REMICs,
4.00%, 12/15/17 to 06/15/39	3,519,201	3,698,564
5.00%, 02/15/18 to 04/15/19	1,331,890	1,372,805
4.50%, 07/15/18	379,616	392,372
3.00%, 10/15/18 to 04/15/26	3,475,805	3,563,401
3.75%, 10/15/18	169,007	169,250
3.50%, 12/15/27	66,578	66,722
0.71%, 12/15/35 to 03/15/40(a)	7,366,197	7,413,678
0.51%, 03/15/36(a)	4,405,020	4,435,497
0.54%, 11/15/36(a)	7,046,774	7,055,343
0.61%, 05/15/37 to 06/15/37(a)	5,490,092	5,516,285
1.07%, 11/15/39(a)	1,388,054	1,417,232
0.66%, 03/15/40 to 02/15/42(a)	16,705,686	16,825,501
Ginnie Mae REMICs,
6.00%, 01/16/25	732,178	814,955
4.50%, 01/16/34 to 09/16/34	1,072,572	1,093,368
5.74%, 08/20/34(a)	1,739,018	1,973,325
4.00%, 12/20/36 to 02/20/38	940,899	960,339
5.87%, 01/20/39(a)	5,852,274	6,677,096
1.01%, 09/16/39(a)	2,134,589	2,187,533
4.51%, 07/20/41(a)	1,342,785	1,442,362
1.69%, 09/20/41(a)	5,807,065	6,047,196
Ginnie Mae REMICs, IO,
1.59%, 09/20/64	11,144,833	1,157,948
1.64%, 11/20/64(a)	7,353,078	795,052
1.69%, 12/20/64	18,811,851	2,028,162
		136,385,582

Federal Deposit Insurance Co. (FDIC)–0.03%

Series 2010-S1, Class 1A, Floating Rate Notes, 0.75%, 02/25/48(a)(b)	200,605	200,670

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–11.15%

Pass Through Ctfs.,
8.00%, 12/01/15 to 09/01/36	$2,144,851	$ 2,473,148
6.00%, 02/01/16 to 07/01/38	1,165,190	1,260,740
6.50%, 03/01/16 to 12/01/35	4,417,144	5,141,793
7.00%, 12/01/16 to 12/01/37	5,177,724	6,021,478
5.00%, 07/01/18 to 01/01/40	2,393,345	2,628,229
10.50%, 08/01/19	159	160
4.50%, 09/01/20 to 08/01/41	14,166,008	15,526,012
8.50%, 09/01/20 to 08/01/31	590,605	683,714
10.00%, 03/01/21	17,717	19,275
9.00%, 06/01/21 to 06/01/22	121,727	130,462
7.50%, 09/01/22 to 06/01/35	1,524,912	1,761,426
5.50%, 12/01/22	688,990	736,127
3.50%, 08/01/26	1,262,067	1,342,004
3.00%, 05/01/27	1,910,130	2,005,074
7.05%, 05/20/27	137,484	158,034
6.03%, 10/20/30	1,050,758	1,212,103
Pass Through Ctfs., ARM,
2.49%, 09/01/35(a)	7,608,587	8,080,328
2.53%, 07/01/36(a)	5,797,696	6,168,244
2.18%, 10/01/36(a)	3,612,515	3,814,329
2.41%, 10/01/36(a)	258,665	276,184
2.53%, 11/01/37(a)	2,964,221	3,166,813
2.66%, 01/01/38(a)	134,303	143,627
2.37%, 06/01/43(a)	5,171,886	5,392,769
2.79%, 08/01/45(a)	2,689,710	2,771,215
		70,913,288

Federal National Mortgage Association (FNMA)–13.20%

Pass Through Ctfs.,
7.50%, 11/01/15 to 08/01/37	6,758,060	7,899,608
7.00%, 12/01/15 to 06/01/36	6,869,292	7,630,800
6.50%, 03/01/16 to 11/01/37	4,588,953	5,151,202
8.00%, 05/01/17 to 11/01/37	4,842,073	5,838,184
6.00%, 09/01/17 to 10/01/38	3,538,464	3,991,388
5.00%, 11/01/17 to 12/01/33	545,190	581,707
8.50%, 11/01/17 to 08/01/37	1,526,160	1,772,125
4.50%, 04/01/19 to 08/01/41	11,051,130	11,945,820
5.50%, 03/01/21 to 05/01/35	2,405,907	2,749,913
6.75%, 07/01/24	531,954	608,103
6.95%, 10/01/25	21,854	22,822
3.50%, 03/01/27 to 08/01/27	13,728,079	14,552,394
3.00%, 05/01/27 to 08/01/27	6,342,453	6,636,656
Pass Through Ctfs., ARM,
2.52%, 10/01/34(a)	3,172,531	3,381,153
2.42%, 05/01/35(a)	562,824	597,364
2.34%, 03/01/38(a)	150,224	160,105
2.80%, 02/01/42(a)	2,411,678	2,535,802
2.29%, 06/01/43(a)	3,868,362	3,937,794
2.26%, 08/01/43(a)	3,893,211	3,995,524
		83,988,464

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–4.14%

Pass Through Ctfs.,
6.50%, 05/20/16 to 01/15/37	$4,993,171	$ 5,719,295
7.50%, 03/15/17 to 10/15/35	3,222,505	3,765,774
7.00%, 04/15/17 to 12/15/36	1,469,529	1,621,804
8.00%, 05/15/17 to 01/15/37	1,810,421	2,185,132
10.50%, 09/15/17	206	207
8.50%, 12/15/17 to 01/15/37	195,319	206,870
10.00%, 06/15/19	7,967	8,551
6.00%, 09/15/20 to 08/15/33	833,486	928,599
5.00%, 02/15/25	254,591	280,087
6.95%, 08/20/25 to 08/20/27	335,942	346,528
6.38%, 10/20/27 to 04/20/28	375,192	427,751
6.10%, 12/20/33	5,086,282	5,979,129
3.50%, 10/20/42	4,671,765	4,841,100
		26,310,827

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $309,372,262)		317,798,831

U.S. Treasury Securities–20.71%

U.S. Treasury Bills–0.35%(c)(d)

0.23%, 05/26/16	45,000	44,975
0.24%, 05/26/16	110,000	109,938
0.29%, 05/26/16	1,830,000	1,828,971
0.31%, 05/26/16	245,000	244,862
		2,228,746

U.S. Treasury Notes–16.59%

0.50%, 02/28/17	5,000,000	5,001,133
0.63%, 08/31/17	3,400,000	3,400,323
0.75%, 12/31/17	5,000,000	5,003,543
0.88%, 01/31/18	5,400,000	5,415,656
1.13%, 06/15/18	13,400,000	13,495,565
1.00%, 08/15/18	9,300,000	9,327,145
1.50%, 12/31/18	5,500,000	5,586,601
1.63%, 06/30/19	4,000,000	4,071,805
1.63%, 07/31/19	5,200,000	5,290,111
1.75%, 09/30/19	5,000,000	5,106,742
1.00%, 11/30/19	4,000,000	3,961,027
3.63%, 02/15/20	2,000,000	2,197,724
1.38%, 04/30/20	2,000,000	2,005,847
1.38%, 08/31/20	7,000,000	7,009,580
2.00%, 09/30/20	5,000,000	5,145,924
2.13%, 06/30/21	4,500,000	4,637,033
2.13%, 08/15/21	2,700,000	2,780,118
2.00%, 10/31/21	2,500,000	2,553,099
2.00%, 11/15/21	3,300,000	3,369,578
2.13%, 06/30/22	3,000,000	3,079,233
2.00%, 07/31/22	7,000,000	7,123,634
		105,561,421

	Principal Amount	Value

U.S. Treasury Bonds–3.31%

8.75%, 05/15/20	$3,500,000	$ 4,663,121
7.88%, 02/15/21	1,100,000	1,463,512
5.38%, 02/15/31	3,800,000	5,275,621
3.38%, 05/15/44	6,000,000	6,590,300
3.00%, 05/15/45	3,000,000	3,072,943
		21,065,497

U.S. Treasury Inflation–Indexed Bonds–0.46%

0.25%, 01/15/25	3,022,800(e)	2,900,662
Total U.S. Treasury Securities (Cost $129,112,563)		131,756,326

U.S. Government Sponsored Agency Securities–8.95%

Federal Agricultural Mortgage Corp. (FAMC)–2.99%

Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000	4,052,522
Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/17(b)	14,000,000	14,978,838
		19,031,360

Federal Farm Credit Bank (FFCB)–0.43%

Unsec. Medium-Term Notes, 5.75%, 12/07/28	2,100,000	2,737,117

Federal Home Loan Bank (FHLB)–1.64%

Unsec. Bonds,
3.38%, 06/12/20	6,220,000	6,767,102
2.88%, 09/11/20	3,455,000	3,681,964
		10,449,066

Federal Home Loan Mortgage Corp. (FHLMC)–0.81%

Unsec. Global Notes, 2.38%, 01/13/22	5,000,000	5,151,252

Financing Corp. (FICO)–0.53%

Sec. Bonds, 9.80%, 04/06/18	700,000	851,732
Series E, Sec. Bonds, 9.65%, 11/02/18	1,985,000	2,486,712
		3,338,444

Tennessee Valley Authority (TVA)–2.55%

Sr. Unsec. Global Bonds, 4.88%, 12/15/16	13,553,000	14,268,368
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,982,429
		16,250,797

Total U.S. Government Sponsored Agency Securities (Cost $55,002,904)		56,958,036

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Non-U.S. Government Sponsored Agency Securities–18.81%

Collateralized Mortgage Obligations–13.64%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO Variable Rate Pass Through Ctfs., 0.95%, 09/15/48(a)	$ 17,051,000	$ 1,134,429
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.11%, 05/15/32(a)(b)	2,460,000	2,447,497
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, Floating Rate Pass Through Ctfs., 1.26%, 06/15/33(a)(b)	6,100,000	6,047,201
Commercial Mortgage Trust,
Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.25%, 06/08/30(a)(b)	5,900,000	5,889,182
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/48(a)(b)	4,620,000	4,750,016
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/55(a)	6,200,000	6,469,576
Credit Suisse Mortgage Capital Trust, Series 2015 TOWN, Class B, Floating Rate Pass Through Ctfs., 2.11%, 03/15/17(a)(b)	7,100,000	7,068,583
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $10,582,878)(b)	10,225,002	10,733,062
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/39 (Acquired 11/05/10; Cost $18,096,637)(a)(b)	17,516,406	18,262,605
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ, Variable Rate Pass Through Ctfs., 5.32%, 11/15/40(a)	313,342	313,624
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	6,300,000	6,331,453
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/53(b)	5,288,891	5,352,183
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.28%, 05/15/48(a)	5,900,000	6,014,183
Series 2015-C29, Class C, Variable Rate Pass Through Ctfs., 4.37%, 06/15/48(a)	6,224,000	5,981,930
		86,795,524

	Principal Amount	Value

Bonds & Notes–3.37%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	$ 3,800,000	$ 4,623,418
Private Export Funding Corp., Series BB, Sec. Gtd. Notes, 4.30%, 12/15/21	1,540,000	1,729,377
Series DD, Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,055,205
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/17	5,000,000	5,040,815
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,988,437
		21,437,252

Structured Agency Credit Risk Notes (STACR)–1.80%

Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.39%, 02/25/24(a)(f)	4,300,000	4,334,355
Series 2014-DN2, Class M2, Floating Rate STACR® Debt Notes, 1.84%, 04/25/24(a)(f)	6,050,000	6,005,448
Series 2014-DN4, Class M2, Floating Rate STACR® Debt Notes, 2.59%, 10/25/24(a)(f)	1,100,000	1,108,845
		11,448,648
Total Non-U.S. Government Sponsored Agency Securities (Cost $118,168,802)		119,681,424

	Shares

Money Market Funds–0.82%

Government & Agency Portfolio, Institutional Class, 0.04% (Cost $5,193,547)(g)	5,193,547	5,193,547
TOTAL INVESTMENTS–99.25% (Cost $616,850,078)		631,388,164
OTHER ASSETS LESS LIABILITIES–0.75%		4,786,525
NET ASSETS–100.00%		$636,174,689

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2015.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2015 was $82,061,290, which represented 12.90% of the Fund’s Net Assets.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	Principal amount of security and interest payments are adjusted for inflation.

(f)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco V.I. Government Securities Fund

A.	Security Valuations - (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. Government Securities Fund

E.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

F.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Government Securities Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,193,547	$—	$—	$5,193,547
U.S. Treasury Securities	—	131,756,326	—	131,756,326
U.S. Government Sponsored Agency Securities	—	374,756,867	—	374,756,867
Structured Agency Credit Risk Notes	—	11,448,648	—	11,448,648
Corporate Debt Securities	—	16,813,834	—	16,813,834
Collateralized Mortgage Obligations	—	86,795,524	—	86,795,524
Foreign Sovereign Debt Securities	—	4,623,418	—	4,623,418
	5,193,547	626,194,617	—	631,388,164
Futures Contracts*	598,912	—	—	598,912
Total Investments	$5,792,459	$626,194,617	$—	$631,987,076

*  Unrealized appreciation.

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$698,417	$(99,505)

(a)      Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended September 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Options Purchased	Swap Agreements
Realized Gain (Loss):
Interest Rate Risk	$ 3,142,775	$(633,372)	$206,340
Change in Net Unrealized Appreciation (Depreciation):
Interest Rate Risk	(2,556,042)	172,976	—
Total	$ 586,733	$(460,396)	$206,340

The table below summarizes the nine month average notional value of futures contracts, the eight month average notional value of options purchased and the four month average notional value of swap agreements.

	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$139,889,557	$104,875,000	$38,750,000

Invesco V.I. Government Securities Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	15	December-2015	$(3,285,469)	$(1,204)
U.S. Treasury 5 Year Notes	Long	240	December-2015	28,923,750	135,205
U.S. Treasury 10 Year Notes	Long	193	December-2015	24,845,734	134,782
U.S. Treasury 30 Year Notes	Short	73	December-2015	(11,486,094)	(98,301)
U.S. Treasury Ultra Bonds	Long	401	December-2015	64,322,906	428,430
Total Futures Contracts—Interest Rate Risk					$598,912

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $265,761,705 and $304,854,578, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $87,893,126 and $100,396,122, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$15,619,036
Aggregate unrealized (depreciation) of investment securities	(1,139,928)
Net unrealized appreciation of investment securities	$14,479,108
Cost of investments for tax purposes is $616,909,056.

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us VK-VIGRI-QTR-1 09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.30%

Aerospace & Defense–1.27%

General Dynamics Corp.	142,648	$19,678,292

Agricultural Products–1.17%

Archer-Daniels-Midland Co.	436,298	18,084,552

Application Software–1.77%

Adobe Systems Inc. (b)	170,637	14,029,774

Citrix Systems, Inc. (b)	193,998	13,440,182

		27,469,956

Asset Management & Custody Banks–2.50%

Northern Trust Corp.	247,468	16,867,419

State Street Corp.	324,144	21,785,718

		38,653,137

Automobile Manufacturers–0.79%

General Motors Co.	406,271	12,196,255

Biotechnology–1.30%

Amgen Inc.	95,755	13,244,832

Baxalta Inc.	216,134	6,810,382

		20,055,214

Broadcasting–0.23%

CBS Corp. -Class B	87,686	3,498,671

Cable & Satellite–2.35%

Comcast Corp. -Class A	379,070	21,561,502

Time Warner Cable Inc.	82,762	14,845,020

		36,406,522

Communications Equipment–2.80%

Cisco Systems, Inc.	924,406	24,265,658

Juniper Networks, Inc.	741,254	19,057,640

		43,323,298

Construction Machinery & Heavy Trucks–0.68%

Caterpillar Inc.	159,998	10,457,469

Data Processing & Outsourced Services–0.95%

PayPal Holdings, Inc. (b)	473,213	14,688,532

Diversified Banks–12.40%

Bank of America Corp.	2,644,097	41,195,031

Citigroup Inc.	1,399,719	69,440,060

Comerica Inc.	362,804	14,911,244

JPMorgan Chase & Co.	1,089,494	66,426,449

		191,972,784

Electric Utilities–0.53%

FirstEnergy Corp.	262,192	8,209,232

	Shares	Value

Electronic Components–0.84%

Corning Inc.	764,030	$13,080,194

Fertilizers & Agricultural Chemicals–0.63%

Mosaic Co. (The)	312,750	9,729,652

Food Distributors–0.78%

Sysco Corp.	307,862	11,997,382

General Merchandise Stores–1.95%

Target Corp.	383,464	30,163,278

Health Care Equipment–1.96%

Baxter International Inc.	348,856	11,459,920

Medtronic PLC	281,014	18,811,077

		30,270,997

Health Care Services–0.79%

Express Scripts Holding Co. (b)	150,911	12,217,755

Hotels, Resorts & Cruise Lines–2.01%

Carnival Corp.	625,550	31,089,835

Household Products–1.21%

Procter & Gamble Co. (The)	261,337	18,800,584

Hypermarkets & Super Centers–1.62%

Wal-Mart Stores, Inc.	387,170	25,104,103

Industrial Conglomerates–3.02%

General Electric Co.	1,854,520	46,770,994

Industrial Machinery–0.81%

Ingersoll-Rand PLC	246,484	12,513,993

Insurance Brokers–2.84%

Aon PLC	175,511	15,552,029

Marsh & McLennan Cos., Inc.	308,127	16,090,392

Willis Group Holdings PLC	302,408	12,389,656

		44,032,077

Integrated Oil & Gas–5.00%

Exxon Mobil Corp.	180,948	13,453,484

Occidental Petroleum Corp.	241,341	15,964,707

Royal Dutch Shell PLC -Class A (United Kingdom)	1,267,117	29,879,805

TOTAL S.A. (France)	402,160	18,131,423

		77,429,419

Integrated Telecommunication Services–1.62%

Koninklijke KPN N.V. (Netherlands)	1,161,494	4,353,697

Orange S.A. (France)	250,292	3,781,223

Telecom Italia S.p.A. (Italy)(b)	2,338,299	2,879,322

Telefónica, S.A. (Spain)	188,704	2,287,158

Verizon Communications Inc.	272,154	11,841,421

		25,142,821

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Internet Software & Services–0.94%

eBay Inc. (b)	598,128	$14,618,248

Investment Banking & Brokerage–4.45%

Charles Schwab Corp. (The)	592,144	16,911,633

Goldman Sachs Group, Inc. (The)	89,860	15,614,073

Morgan Stanley	1,151,656	36,277,164

		68,802,870

IT Consulting & Other Services–1.22%

Amdocs Ltd.	330,729	18,811,866

Managed Health Care–1.66%

Anthem, Inc.	98,434	13,780,760

UnitedHealth Group Inc.	102,742	11,919,099

		25,699,859

Movies & Entertainment–0.70%

Time Warner Inc.	76,669	5,270,994

Viacom Inc. -Class B	129,177	5,573,987

		10,844,981

Multi-Utilities–0.74%

PG&E Corp.	216,111	11,410,661

Oil & Gas Equipment & Services–1.98%

Baker Hughes Inc.	338,984	17,640,727

Weatherford International PLC (b)	1,533,277	13,002,189

		30,642,916

Oil & Gas Exploration & Production–2.73%

Anadarko Petroleum Corp.	151,287	9,136,222

Apache Corp.	489,590	19,172,344

Canadian Natural Resources Ltd. (Canada)	719,301	14,005,569

		42,314,135

Other Diversified Financial Services–1.34%

Voya Financial, Inc.	534,671	20,729,195

Packaged Foods & Meats–1.29%

Mondelez International Inc. -Class A	476,531	19,952,353

Pharmaceuticals–7.76%

Eli Lilly and Co.	219,840	18,398,410

Merck & Co., Inc.	534,427	26,395,350

Novartis AG (Switzerland)	258,113	23,780,894

Pfizer Inc.	533,730	16,764,459

Sanofi (France)	168,371	16,039,977

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	332,490	18,772,385

		120,151,475

Publishing–0.84%

Thomson Reuters Corp.	325,092	13,064,081

Railroads–0.94%

CSX Corp.	539,308	14,507,385

Regional Banks–5.74%

BB&T Corp.	362,451	12,903,256

Citizens Financial Group Inc.	942,104	22,478,601

	Shares	Value

Regional Banks–(continued)

Fifth Third Bancorp	849,206	$16,058,486

First Horizon National Corp.	709,167	10,055,988

PNC Financial Services Group, Inc. (The)	307,147	27,397,512

		88,893,843

Security & Alarm Services–1.04%

Tyco International PLC	479,381	16,040,088

Semiconductor Equipment–0.87%

Applied Materials, Inc.	917,464	13,477,546

Semiconductors–1.18%

Intel Corp.	606,814	18,289,374

Specialized Finance–0.71%

CME Group Inc. -Class A	118,437	10,983,847

Systems Software–2.33%

Microsoft Corp.	404,736	17,913,615

Symantec Corp.	931,908	18,144,249

		36,057,864

Technology Hardware, Storage & Peripherals–0.77%

NetApp, Inc.	400,821	11,864,302

Tobacco–1.33%

Philip Morris International Inc.	259,071	20,552,102

Wireless Telecommunication Services–0.92%

Vodafone Group PLC -ADR (United Kingdom)	448,715	14,242,214

Total Common Stocks & Other Equity Interests (Cost $1,390,251,877)		1,474,988,203

Money Market Funds–3.37%

Liquid Assets Portfolio –Institutional Class, 0.16% (c)	26,066,946	26,066,946

Premier Portfolio –Institutional Class, 0.10% (c)	26,066,945	26,066,945

Total Money Market Funds (Cost $52,133,891)		52,133,891

TOTAL INVESTMENTS–98.67% (Cost $1,442,385,768)		1,527,122,094

OTHER ASSETS LESS LIABILITIES–1.33%		20,604,733

NET ASSETS–100.00%		$1,547,726,827

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Growth and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Growth and Income Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,432,649,140	$94,472,954	$—	$1,527,122,094
Forward Foreign Currency Contracts*	—	2,585,709	—	2,585,709
Total Investments	$1,432,649,140	$97,058,663	$—	$1,529,707,803

*  Unrealized appreciation.

Invesco V.I. Growth and Income Fund

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$3,252,784	$(667,075)

Effect of Derivative Investments for the nine months ended September 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency Risk	$8,918,642
Change in Net Unrealized Appreciation (Depreciation):
Currency Risk	(797,528)
Total	$8,121,114

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$197,207,125

Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
10/02/15	Bank of New York Mellon (The)	CAD	15,007,740	USD	11,269,991	$11,243,290	$26,701
10/02/15	State Street Bank & Trust Co.	CAD	15,007,790	USD	11,268,319	11,243,328	24,991
10/02/15	Bank of New York Mellon (The)	CHF	11,161,546	USD	11,799,298	11,455,601	343,697
10/02/15	State Street Bank & Trust Co.	CHF	11,161,601	USD	11,804,223	11,455,657	348,566
10/02/15	Bank of New York Mellon (The)	EUR	18,432,344	USD	21,023,102	20,596,999	426,103
10/02/15	State Street Bank & Trust Co.	EUR	18,432,451	USD	21,010,414	20,597,119	413,295
10/02/15	Bank of New York Mellon (The)	GBP	13,009,339	USD	20,235,571	19,678,993	556,578
10/02/15	State Street Bank & Trust Co.	GBP	13,009,309	USD	20,240,755	19,678,948	561,807
10/02/15	Bank of New York Mellon (The)	ILS	35,764,328	USD	9,093,281	9,115,802	(22,521)
10/02/15	State Street Bank & Trust Co.	ILS	35,764,345	USD	9,087,624	9,115,806	(28,182)
10/02/15	Bank of New York Mellon (The)	USD	11,109,968	CAD	14,911,244	11,170,999	61,031
10/02/15	State Street Bank & Trust Co.	USD	11,252,541	CAD	15,104,286	11,315,619	63,078
10/02/15	Bank of New York Mellon (The)	USD	9,986,873	CHF	9,697,753	9,953,244	(33,629)
10/02/15	State Street Bank & Trust Co.	USD	13,001,127	CHF	12,625,394	12,958,014	(43,113)
10/02/15	Bank of New York Mellon (The)	USD	19,802,469	EUR	17,580,067	19,644,633	(157,836)
10/02/15	State Street Bank & Trust Co.	USD	21,714,893	EUR	19,284,728	21,549,485	(165,408)
10/02/15	Bank of New York Mellon (The)	USD	18,165,598	GBP	11,985,763	18,130,648	(34,950)
10/02/15	State Street Bank & Trust Co.	USD	21,271,749	GBP	14,032,885	21,227,293	(44,456)
10/02/15	Bank of New York Mellon (The)	USD	7,996,269	ILS	31,417,342	8,007,819	11,550
10/02/15	State Street Bank & Trust Co.	USD	10,201,643	ILS	40,111,331	10,223,789	22,146
11/06/15	Bank of New York Mellon (The)	CAD	13,242,398	USD	9,864,278	9,918,635	(54,357)
11/06/15	State Street Bank & Trust Co.	CAD	13,242,468	USD	9,863,375	9,918,688	(55,313)
11/06/15	Bank of New York Mellon (The)	CHF	8,595,152	USD	8,861,073	8,832,581	28,492
11/06/15	State Street Bank & Trust Co.	CHF	8,595,174	USD	8,861,004	8,832,603	28,401
11/06/15	Bank of New York Mellon (The)	EUR	15,630,885	USD	17,615,382	17,476,839	138,543
11/06/15	State Street Bank & Trust Co.	EUR	15,630,933	USD	17,609,340	17,476,893	132,447
11/06/15	Bank of New York Mellon (The)	GBP	10,619,092	USD	16,091,322	16,060,024	31,298
11/06/15	State Street Bank & Trust Co.	GBP	10,619,151	USD	16,094,173	16,060,113	34,060
11/06/15	Bank of New York Mellon (The)	ILS	27,927,493	USD	7,109,489	7,120,806	(11,317)
11/06/15	State Street Bank & Trust Co.	ILS	27,927,549	USD	7,104,827	7,120,820	(15,993)
Total Open Forward Foreign Currency Contracts—Currency Risk							$2,585,709

  Currency Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling

CHF	—	Swiss Franc	ILS	—	Israeli Shekel

EUR	—	Euro	USD	—	U.S. Dollar

Invesco V.I. Growth and Income Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $320,896,352 and $599,983,304, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$208,467,992
Aggregate unrealized (depreciation) of investment securities	(124,257,716)
Net unrealized appreciation of investment securities	$84,210,276

 Cost of investments for tax purposes is $1,442,911,818.

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VIHYI-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–91.88%

Aerospace & Defense–3.48%

Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	$ 461,000	$ 484,050
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/18(b)	515,000	482,169
7.50%, 03/15/25(b)	432,000	322,920
7.75%, 03/15/20(b)	797,000	681,435
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/22(b)	464,000	453,560
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	500,000	502,500
Orbital ATK Inc., Sr. Unsec. Gtd. Notes, 5.50%, 10/01/23(b)	380,000	384,750
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	520,000	496,600
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/25(b)	1,297,000	1,238,635
		5,046,619

Agricultural & Farm Machinery–0.33%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	564,000	475,875

Airlines–0.43%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	590,000	623,188

Alternative Carriers–1.50%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	565,000	586,188
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	1,122,000	1,106,572
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	306,000	299,115
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	190,000	182,400
		2,174,275

Apparel Retail–1.50%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(b)	1,192,000	1,147,300
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/22	988,000	1,022,580
		2,169,880

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods–0.17%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	$ 244,000	$ 250,710

Application Software–0.18%

SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/23(b)	257,000	260,855

Auto Parts & Equipment–1.69%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	670,000	715,225
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	133,000	132,335
5.50%, 12/15/24	223,000	215,752
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/20(b)	220,000	219,450
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21 (Acquired 11/27/13-05/11/15; Cost $740,950)(b)	720,000	785,700
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	368,000	379,500
		2,447,962

Automotive Retail–0.20%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	291,000	287,726

Biotechnology–0.00%

Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(d)	120,000	0

Broadcasting–0.76%

iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 10.63%, 03/15/23	492,000	420,660
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	388,000	405,460
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	411,000	425,385
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	299,000	275,080
		1,526,585

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Building Products–4.83%

Allegion PLC, Sr. Unsec. Gtd. Yankee Notes, 5.88%, 09/15/23	$408,000	$ 420,240
Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(b)	1,210,000	1,256,887
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/23(b)	887,000	893,652
Building Materials Corp. of America, Inc., Sr. Unsec. Notes, 5.38%, 11/15/24(b)	1,115,000	1,105,243
6.00%, 10/15/25(b)	250,000	253,750
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	742,000	778,173
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,010,000	1,030,200
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(b)	215,000	202,906
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	150,000	157,313
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/20(b)	449,000	449,561
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/23(b)	460,000	457,700
		7,005,625

Business Equipment & Services–0.21%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	292,000	303,680

Cable & Satellite–5.29%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	1,118,000	1,031,355
5.38%, 05/01/25(b)	820,000	750,300
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	333,000	316,350
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	600,000	565,500
5.88%, 11/15/24	1,360,000	1,156,000
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	237,000	254,775
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	1,275,000	1,058,250
6.63%, 12/15/22	306,000	240,210
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/22(b)	1,145,000	1,109,219
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/25(b)	490,000	461,825

	Principal Amount	Value

Cable & Satellite–(continued)

VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/24(b)	$590,000	$ 541,325
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/25(b)	200,000	184,000
		7,669,109

Casinos & Gaming–0.72%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/23	195,000	197,438
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	375,000	365,625
7.75%, 03/15/22	319,000	342,127
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/21(b)	135,000	140,063
		1,045,253

Commercial Printing–0.49%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	698,000	717,195

Communications Equipment–0.29%

Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(b)	498,000	423,300

Computer & Electronics Retail–0.55%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	941,000	804,555

Construction & Engineering–0.64%

AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	913,000	921,151

Construction Machinery & Heavy Trucks–3.63%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	1,182,000	1,241,100
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	1,215,000	1,228,669
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	186,000	179,490
6.75%, 06/15/21	377,000	377,000
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	770,000	621,775
Sr. Unsec. Sub. Conv. Bonds, 4.75%, 04/15/19	455,000	318,784
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	1,088,000	1,109,760
5.38%, 03/01/25	179,000	179,895
		5,256,473

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Construction Materials–0.88%

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/19(b)	$430,000	$ 426,130
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	120,000	120,300
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	742,000	730,870
		1,422,624

Consumer Finance–1.42%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/25	1,574,000	1,495,300
5.13%, 09/30/24	176,000	174,680
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	380,000	390,450
		2,060,430

Data Processing & Outsourced Services–1.13%

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	1,470,000	1,633,538

Diversified Chemicals–0.15%

Chemours Co. (The), Sr. Unsec. Notes, 6.63%, 05/15/23(b)	317,000	214,967

Diversified Metals & Mining–0.96%

Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(b)	350,000	328,563
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	583,000	376,035
8.25%, 11/01/19(b)	845,000	684,450
		1,389,048

Electrical Components & Equipment–1.00%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(b)	858,000	837,622
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	270,000	260,213
5.00%, 10/01/25(b)	370,000	351,500
		1,449,335

Environmental & Facilities Services–0.46%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	671,000	671,000

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. First Lien Global PIK Notes, 8.00%, 01/30/20(c)(e)	3,855	3,373

	Principal Amount	Value

Forest Products–(continued)

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(d)(e)	$40,000	$ 200
		3,573

Gas Utilities–1.25%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	425,000	401,625
6.75%, 01/15/22	127,000	120,015
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/23(b)	308,000	284,900
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	1,053,000	1,000,350
		1,806,890

General Merchandise Stores–0.52%

Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/23(b)	719,000	748,659

Health Care Equipment–0.41%

DJO Finco Inc./DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(b)	611,000	598,780

Health Care Facilities–5.19%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/23	528,000	528,660
Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	160,000	160,200
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	397,202	408,622
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	344,000	368,080
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/22	801,000	862,827
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/25	288,000	292,680
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	334,000	377,420
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	1,123,000	1,120,193
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/25(b)	248,000	247,380
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	850,000	847,875
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/20	360,000	369,000
6.75%, 06/15/23	749,000	745,255
8.13%, 04/01/22	1,125,000	1,200,937
		7,529,129

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Health Care Services–0.92%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/25	$410,000	$ 395,650
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	600,000	604,500
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	305,000	332,069
		1,332,219

Home Improvement Retail–0.87%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	1,365,000	1,262,625

Homebuilding–4.36%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	1,502,000	1,385,595
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	270,000	269,663
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	1,075,000	1,042,750
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	784,000	797,720
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/20(b)	92,000	88,435
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	770,000	567,875
8.00%, 11/01/19(b)	990,000	721,462
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	181,000	182,584
7.50%, 09/15/22	105,000	107,625
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/25	305,000	306,906
7.15%, 04/15/20	270,000	300,038
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/23(b)	143,000	145,324
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/23(b)	408,000	407,490
		6,323,467

Household Products–1.29%

Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/20	357,000	361,909
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	838,000	839,047
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/21	673,000	670,476
		1,871,432

	Principal Amount	Value

Independent Power Producers & Energy Traders–1.31%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	$544,000	$ 567,120
Sr. Unsec. Notes, 5.50%, 04/15/25	320,000	284,800
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/24(b)	73,000	76,011
Sr. Unsec. Global Notes, 5.38%, 01/15/23	26,000	24,115
5.50%, 02/01/24	867,000	812,812
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/19	120,026	127,528
		1,892,386

Industrial Machinery–0.93%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(b)	606,000	586,305

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	755,000	757,831
		1,344,136

Integrated Oil & Gas–0.47%

California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	1,130,000	683,650

Integrated Telecommunication Services–1.24%

Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/20(b)	248,000	244,900
11.00%, 09/15/25(b)	593,000	575,210
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	985,000	975,150
		1,795,260

Internet Software & Services–0.97%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	505,000	515,100
Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	207,000	211,140
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	41,000	41,103
5.38%, 04/01/23	641,000	634,590
		1,401,933

Leisure Products–0.88%

Party City Holdings Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/23(b)	459,000	465,311
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/23(b)	789,000	805,767
		1,271,078

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Marine–0.89%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(b)	$1,388,000	$ 1,290,840

Metal & Glass Containers–1.28%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	628,000	609,160
Sec. Second Lien Notes, 6.00%, 10/15/22(b)	286,000	285,285
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(b)	249,000	237,172
Owens-Brockway Glass Container, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/22(b)	200,000	193,000
5.88%, 08/15/23(b)	209,000	211,090
6.38%, 08/15/25(b)	312,000	316,680
		1,852,387

Movies & Entertainment–0.24%

Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/21	370,000	353,350

Oil & Gas Equipment & Services–0.26%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	443,000	380,980

Oil & Gas Exploration & Production–6.17%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	339,000	299,168
6.00%, 12/01/20	250,000	232,500
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	470,000	413,600
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	209,000	195,415
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	716,000	232,700
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	823,000	618,279
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	302,000	288,410
5.50%, 04/01/23	1,045,000	997,975
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	428,000	256,800
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 05/01/23(b)	127,000	117,475
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	364,000	305,760
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	766,000	746,850

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	$509,000	$ 497,547
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	215,000	181,675
Sr. Unsec. Notes, 5.38%, 10/01/22	226,000	194,360
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/23	389,000	344,265
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	621,000	585,292
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/22(b)	445,000	427,200
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 01/01/23	796,000	740,280
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/19	299,000	261,625
5.75%, 03/15/21	304,000	264,480
WPX Energy, Inc., Sr. Unsec. Notes, 7.50%, 08/01/20	811,300	744,368
		8,946,024

Oil & Gas Storage & Transportation–3.79%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 6.13%, 03/01/22	203,000	177,118
Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	455,000	410,637
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/27	553,000	458,990
Sr. Sec. Gtd. First Lien Notes, 7.50%, 10/15/20	600,000	600,000
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 08/01/22	580,000	548,100
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	913,000	887,892
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	316,000	304,940
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 02/01/21	290,000	270,425
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/23	750,000	673,125
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	316,000	320,740
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19(b)	414,000	345,690

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/21	$ 500,000	$ 491,250
		5,488,907

Packaged Foods & Meats–2.77%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	1,505,000	1,555,793
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	720,000	745,200
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	700,000	676,375
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	230,000	221,950
Marfrig Overseas Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 9.50%, 05/04/20(b)	168,000	164,640
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/22	331,000	349,619
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	293,000	305,819
		4,019,396

Paper Packaging–0.40%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	27,000	27,135
4.88%, 11/15/22	550,000	554,125
		581,260

Paper Products–1.05%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/23	329,000	308,438
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25(b)	285,000	273,600
Mercer International Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	396,000	403,920
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	521,000	531,420
		1,517,378

Personal Products–1.23%

Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/17(c)	1,427,000	1,402,027
Elizabeth Arden, Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	623,000	380,809
		1,782,836

Pharmaceuticals–2.57%

Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	1,113,000	965,527

	Principal
	Amount	Value

Pharmaceuticals–(continued)

Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(b)	$ 137,000	$ 137,343
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	388,000	370,540
5.63%, 12/01/21(b)	16,000	15,420
5.88%, 05/15/23(b)	200,000	192,750
6.13%, 04/15/25(b)	1,799,000	1,731,537
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/25(b)	335,000	319,925
		3,733,042

Regional Banks–0.51%

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	655,000	735,238

Restaurants–1.87%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(b)	2,051,000	2,086,892
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/22	596,000	631,760
		2,718,652

Semiconductor Equipment–0.39%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	603,000	560,790

Semiconductors–0.77%

Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/22	308,000	305,690
Sr. Unsec. Notes, 5.25%, 08/01/23(b)	320,000	298,400
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23(b)	500,000	520,000
		1,124,090

Specialized Consumer Services–0.75%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	1,086,000	1,094,145

Specialized Finance–3.28%

Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/21	555,000	559,856
5.50%, 02/15/22	720,000	739,800
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	856,000	860,280
5.00%, 08/01/23	270,000	270,000
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	821,000	845,630

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Specialized Finance–(continued)

International Lease Finance Corp.,
Sr. Unsec. Global Notes,
5.88%, 08/15/22	$ 309,000	$ 332,175
Sr. Unsec. Notes,
8.25%, 12/15/20	420,000	493,500
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	640,000	652,800
		4,754,041

Specialized REIT’s–0.83%

Crown Castle International Corp.,
Sr. Unsec. Global Notes,
5.25%, 01/15/23	825,000	876,563
Sr. Unsec. Notes,
4.88%, 04/15/22	313,000	325,520
		1,202,083

Specialty Chemicals–0.57%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	880,000	831,600

Steel–1.05%

Steel Dynamics, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.13%, 10/01/21	291,000	277,177
5.50%, 10/01/24	788,000	724,960
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	583,000	516,684
		1,518,821

Trading Companies & Distributors–0.41%

United Rentals North America Inc.,
Sr. Unsec. Gtd. Global Notes,
5.50%, 07/15/25	41,000	38,591
Sr. Unsec. Gtd. Notes,
6.13%, 06/15/23	555,000	555,694
		594,285

Trucking–0.36%

OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/23(b)	520,000	530,400

Wireless Telecommunication Services–6.65%

Altice Luxembourg S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.75%, 05/15/22(b)	1,025,000	939,156
REGS, Sr. Unsec. Gtd. Euro Notes,
7.75%, 05/15/22(b)	200,000	182,500
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	400,000	371,000
Digicel Ltd. (Jamaica),
Sr. Unsec. Gtd. Notes,
6.75%, 03/01/23(b)	500,000	452,500
Sr. Unsec. Notes,
6.00%, 04/15/21(b)	600,000	549,000
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/22	997,000	982,045

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28		$ 765,000	$ 558,450
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/21		355,000	356,775
Sprint Corp.,
Sr. Unsec. Gtd. Global Notes,
7.63%, 02/15/25		1,730,000	1,345,075
7.88%, 09/15/23		865,000	696,325
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds,
6.84%, 04/28/23		87,000	86,565
Sr. Unsec. Gtd. Global Notes,
6.38%, 03/01/25		1,132,000	1,092,380
6.63%, 04/01/23		706,000	700,705
Wind Acquisition Finance S.A. (Italy),
Sec. Gtd. Second Lien Notes,
7.38%, 04/23/21(b)		1,145,000	1,127,825
REGS, Sr. Sec. Gtd. First Lien Euro Notes,
6.50%, 04/30/20(b)		200,000	207,750
			9,648,051
Total U.S. Dollar Denominated Bonds and Notes (Cost $147,928,663)			133,229,447

Non-U.S. Dollar Denominated Bonds & Notes–4.16%(f)

Asset Management & Custody Banks–0.20%

Alliance Automotive Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 6.25%, 12/01/21(b)	EUR	250,000	289,177

Cable & Satellite–0.14%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 4.88%, 01/15/27(b)	GBP	150,000	202,229

Casinos & Gaming–0.55%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/19(b)	GBP	300,000	483,743
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/18(b)	GBP	198,000	314,640
			798,383

Diversified Support Services–0.15%

AA Bond Co. Ltd. (United Kingdom), Sec. Second Lien Notes, 5.50%, 07/31/22(b)	GBP	150,000	215,333

Environmental & Facilities Services–0.19%

Waste Italia SpA (Italy), Sr. Sec. Gtd. First Lien Notes, 10.50%, 11/15/19(b)	EUR	325,000	276,001

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

		Principal Amount	Value

Hotels, Resorts & Cruise Lines–0.40%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(b)	EUR	231,000	$ 269,025
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	200,000	317,516
			586,541

Industrial Machinery–0.08%

SIG Combibloc Holdings S.C.A. (Luxembourg), Sr. Unsec. Bonds, 7.75%, 02/15/23(b)	EUR	100,000	114,813

Internet Software & Services–0.22%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	280,000	324,605

Marine–0.14%

CMA CGM S.A. (France), Sr. Unsec. Notes, 7.75%, 01/15/21(b)	EUR	200,000	204,037

Multi-Sector Holdings–0.98%

Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec. Gtd. First Lien Notes,
9.00%, 08/01/18(b)	GBP	110,000	172,616
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes,
9.00%, 08/01/18(b)	GBP	795,000	1,247,544
			1,420,160

Other Diversified Financial Services–0.61%

Boats Investments Netherlands B.V. (Netherlands), REGS, Series 97, Sr. Sec. Medium-Term Mortgage Euro PIK Notes, 11.00%, 03/31/17(b)(c)	EUR	119,066	38,583
Financiere Gaillon 8 SAS (France), Sr. Sec. First Lien Notes, 7.00%, 09/30/19(b)	EUR	280,000	318,019
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(b)	GBP	320,000	523,031
			879,633

Packaged Foods & Meats–0.50%

Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/19(b)	EUR	290,000	331,337
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(b)	GBP	250,000	387,157
			718,494
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,479,269)			6,029,406

	Principal Amount	Value

U.S. Treasury Bills–0.82%(g)(h)

0.00%, 05/26/16	$ 50,000	$ 49,972
0.11%, 05/26/16	540,000	539,696
0.23%, 05/26/16	180,000	179,899
0.24%, 05/26/16	70,000	69,961
0.26%, 05/26/16	95,000	94,946
0.29%, 05/26/16	135,000	134,924
0.31%, 05/26/16	115,000	114,935
Total U.S. Treasury Bills (Cost $1,183,443)		1,184,333

	Shares

Common Stocks & Other Equity Interests–0.54%

Automobile Manufacturers–0.43%

General Motors Co. (i)	13,101	393,292
General Motors Co. -Wts. expiring 07/10/16(i)(j)	6,025	122,789
General Motors Co. -Wts. expiring 07/10/19(i)(j)	6,025	79,651
Motors Liquidation Co. GUC Trust	1,538	23,362
		619,094

Broadcasting–0.00%

Adelphia Communications Corp. (k)	3,280	2,460
Adelphia Recovery Trust - Series ACC-1 (k)	318,570	797
Adelphia Recovery Trust - Series Arahova (k)	109,170	546
		3,803

Casinos & Gaming–0.06%

MGM Resorts International (j)	5,113	94,335

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(e)(j)	6,205	1,551

Integrated Telecommunication Services–0.05%

Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15(l)	1,527	10,429
Largo Ltd. -Class A (Luxembourg)(j)	17,563	5,691
Largo Ltd. -Class B (Luxembourg)(j)	158,069	51,222
		67,342

Paper Products–0.00%

Verso Corp. (j)	2,150	258
Total Common Stocks & Other Equity Interests (Cost $1,876,986)		786,383

Preferred Stock–0.28%

Oil & Gas Exploration & Production–0.28%

WPX Energy Inc., Series A, 3.13% Conv. Pfd. (Cost $556,500)	11,130	399,011

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Variable Rate Senior Loan Interests–0.09%(m)

Diversified Support Services–0.09%

Laureate Education, Inc., Sr. Sec. Gtd. Term Loan, 5.00%, 06/16/18 (Cost $158,852)	$163,133	$ 137,032

	Shares

Money Market Funds–0.22%

Liquid Assets Portfolio –Institutional Class, 0.16% (n)	162,825	162,825
Premier Portfolio –Institutional Class, 0.10% (n)	162,825	162,825
Total Money Market Funds (Cost $325,650)		325,650
TOTAL INVESTMENTS–97.99% (Cost $158,509,363)		142,091,262
OTHER ASSETS LESS LIABILITIES–2.01%		2,908,122
NET ASSETS–100.00%		$ 144,999,384

Investment Abbreviations:

Conv.	—Convertible
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Pfd.	—Preferred
PIK	—Payment in Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2015 was $65,487,988, which represented 45.32% of the Fund’s Net Assets.

(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	— %	8.50%
Boats Investments Netherlands B.V., REGS, Series 97, Sr. Sec. Medium-Term Mortgage Euro PIK Notes	—	11.00
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. First Lien Global PIK Notes	6.00	8.00

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2015 was $200, which represented less than 1% of the Fund’s Net Assets.

(e)	Acquired as part of the Sino-Forest Corp. reorganization.

(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund .

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1G, Note 1I and Note 3.

(i)	Acquired as part of the General Motors reorganization.

(j)	Non-income producing security.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.

(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco V.I. High Yield Fund

A.	Security Valuations–(continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held.

Invesco V.I. High Yield Fund

E.	Foreign Currency Translations–(continued)

The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco V.I. High Yield Fund

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Invesco V.I. High Yield Fund

I.	Swap Agreements–(continued)

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

J.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco V.I. High Yield Fund

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,450,328	$60,716	$—	$1,511,044
U.S. Treasury Securities	—	1,184,333	—	1,184,333
Corporate Debt Securities	—	133,366,479	0	133,366,479
Foreign Debt Securities	—	6,029,406	—	6,029,406
	1,450,328	140,640,934	0	142,091,262
Forward Foreign Currency Contracts*	—	74,124	—	74,124
Futures Contracts*	(124,382)	—	—	(124,382)
Swap Agreements*	—	(218,698)	—	(218,698)
Total Investments	$1,325,946	$140,496,360	$0	$141,822,306

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements (a)	$-	$(218,698)
Currency risk:
Forward foreign currency contracts (a)	74,590	(466)
Interest rate risk:
Futures contracts (a)	-	(124,382)
Total	$74,590	$(343,546)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements, forward foreign currency contracts and futures contracts.

Invesco V.I. High Yield Fund

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$28,793
Currency risk	327,200	—	—
Interest rate risk	—	(54,013)	—
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	—	(188,461)
Currency risk	(17,529)	—	—
Interest rate risk	—	(124,382)	—
Total	$309,671	$(178,395)	$(159,668)

Effect of Derivative Investments for the nine months ended September 30, 2015

The table below summarizes the nine month average notional value of forward foreign currency contracts and swap agreements and the five month average notional value of futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$8,814,490	$11,081,594	$3,653,797

Open Forward Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation (Depreciation)
12/04/15	Deutsche Bank Securities Inc.	EUR	2,222,730	USD	2,509,396	$2,486,470	$ 22,926
12/04/15	Deutsche Bank Securities Inc.	USD	164,513	EUR	147,437	164,931	418
12/04/15	Goldman Sachs International	GBP	2,493,066	USD	3,821,222	3,769,976	51,246
12/04/15	Goldman Sachs International	USD	169,718	GBP	111,926	169,252	(466)
Total Forward Foreign Currency Contracts - Currency Risk							$ 74,124

  Currency Abbreviations:

  EUR -- Euro

  GBP -- British Pound Sterling

  USD -- U.S. Dollar

Open Futures Contracts – Interest Rate Risk

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Notes	Short	75	December-2015	$ (9,655,078)	$ (124,382)

Invesco V.I. High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements

Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America High Yield Index, Series 24	Sell	5.00%	06/20/20	4.29%	$7,692,300	$373,268	$(158,382)
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America High Yield Index, Series 23	Sell	5.00%	12/20/19	3.74	1,829,420	145,439	(60,316)
Total Centrally Cleared Credit Default Swap Agreements – Credit Risk							$ (218,698)

(a)	Implied credit spreads represent the current level as of September 30, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

CME – Chicago Mercantile Exchange

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $124,573,708 and $121,751,217 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$663,827
Aggregate unrealized (depreciation) of investment securities	(17,254,769)
Net unrealized appreciation (depreciation) of investment securities	$(16,590,942)
Cost of investments for tax purposes $158,682,204.

Invesco V.I. High Yield Fund

NOTE 5 -- Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended September 30, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Citibank, N.A.	$ 163,133	$ 137,032

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VIIGR-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.14%

Australia–4.46%

Amcor Ltd.	2,980,756	$ 27,695,232
Aurizon Holdings Ltd.	5,229,632	18,502,176
Brambles Ltd.	2,227,391	15,273,527
CSL Ltd.	214,442	13,514,115
		74,985,050

Belgium–1.17%

Anheuser-Busch InBev N.V.	185,028	19,624,737

Brazil–3.08%

Banco Bradesco S.A. -ADR	3,160,304	16,939,229
BM&FBOVESPA S.A.	8,265,434	22,951,425
BRF S.A.	666,548	11,887,620
		51,778,274

Canada–7.06%

Canadian National Railway Co.	251,548	14,281,021
Cenovus Energy Inc.	966,013	14,647,965
CGI Group Inc. -Class A(a)	896,783	32,483,861
Fairfax Financial Holdings Ltd.	39,079	17,792,832
Great-West Lifeco Inc.	496,636	11,895,005
Suncor Energy, Inc.	1,027,556	27,474,883
		118,575,567

China–4.63%

Baidu, Inc. –ADR (a)	159,718	21,946,850
CNOOC Ltd.	5,381,000	5,562,926
Great Wall Motor Co. Ltd. -Class H	13,798,500	15,490,062
Industrial & Commercial Bank of China Ltd. -Class H	27,867,000	16,156,036
Kweichow Moutai Co., Ltd. -Class A	620,218	18,667,410
		77,823,284

Denmark–2.74%

Carlsberg AS -Class B	330,799	25,456,628
Novo Nordisk A/S -Class B	382,346	20,578,727
		46,035,355

France–3.36%

Publicis Groupe S.A.	493,138	33,691,303
Schneider Electric S.E.	407,370	22,844,877
		56,536,180

Germany–8.24%

adidas AG	161,143	12,966,206
Allianz S.E.	144,827	22,696,614
Deutsche Boerse AG	401,575	34,564,894
Deutsche Post AG	564,162	15,618,027
ProSiebenSat.1 Media SE	530,064	25,966,148
SAP S.E.	411,731	26,660,953
		138,472,842

	Shares	Value

Hong Kong–2.86%

CK Hutchison Holdings Ltd.	2,706,768	$ 35,249,506
Galaxy Entertainment Group Ltd.	5,006,000	12,855,919
		48,105,425

Israel–2.45%

Teva Pharmaceutical Industries Ltd. -ADR	729,439	41,184,126

Japan–7.20%

Denso Corp.	185,000	7,842,687
FANUC Corp.	83,500	12,872,592
Japan Tobacco, Inc.	935,100	29,087,715
Keyence Corp.	22,500	10,073,677
Komatsu Ltd.	830,937	12,229,128
Toyota Motor Corp.	361,200	21,242,856
Yahoo Japan Corp.	7,229,400	27,600,380
		120,949,035

Mexico–1.87%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	137,416	12,264,378
Grupo Televisa S.A.B. -ADR	738,261	19,209,551
		31,473,929

Singapore–3.30%

Avago Technologies Ltd.	257,617	32,204,701
United Overseas Bank Ltd.	1,776,900	23,163,384
		55,368,085

South Korea–1.61%

Samsung Electronics Co., Ltd.	28,140	27,060,090

Spain–1.22%

Amadeus IT Holding S.A. -Class A	479,513	20,481,254

Sweden–4.14%

Getinge AB -Class B	574,711	12,833,851
Investor AB -Class B	757,474	26,070,434
Sandvik AB	897,662	7,658,063
Telefonaktiebolaget LM Ericsson -Class B	2,332,161	22,972,875
		69,535,223

Switzerland–9.79%

ABB Ltd.	1,153,863	20,438,608
Cie Financiere Richemont S.A.	173,467	13,517,188
Julius Baer Group Ltd.	498,500	22,685,457
Novartis AG	139,870	12,886,734
Roche Holding AG	116,075	30,691,190
Swatch Group AG (The)	32,592	12,106,608
Syngenta AG	74,862	24,049,370
UBS Group AG	1,518,133	28,138,477
		164,513,632

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Taiwan–1.84%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	1,489,277	$ 30,902,498

Thailand–1.52%

Kasikornbank PCL -NVDR	5,408,500	25,492,898

Turkey–0.82%

Akbank T.A.S.	6,130,084	13,740,403

United Kingdom–22.78%

Aberdeen Asset Management PLC	3,094,507	13,917,388
British American Tobacco PLC	735,682	40,657,339
Centrica PLC	2,984,338	10,370,190
Compass Group PLC	1,754,691	28,012,889
Informa PLC	1,837,148	15,638,779
Kingfisher PLC	4,994,313	27,157,072
Lloyds Banking Group PLC	16,315,568	18,598,714
Next PLC	158,665	18,311,530
RELX PLC	2,618,808	44,938,919
Royal Dutch Shell PLC -Class B	952,530	22,592,941
Sky PLC	3,754,332	59,407,065
Smith & Nephew PLC	1,332,242	23,296,854
Unilever N.V.	491,653	19,786,226
WPP PLC	1,925,725	40,101,567
		382,787,473
Total Common Stocks & Other Equity Interests (Cost $1,390,445,770)		1,615,425,360

	Shares	Value

Money Market Funds–4.26%

Liquid Assets Portfolio –Institutional Class, 0.16% (b)	35,800,245	$ 35,800,245
Premier Portfolio –Institutional Class, 0.10% (b)	35,800,245	35,800,245
Total Money Market Funds (Cost $71,600,490)		71,600,490
TOTAL INVESTMENTS–100.40% (Cost $1,462,046,260)		1,687,025,850
OTHER ASSETS LESS LIABILITIES–(0.40)%		(6,803,728)
NET ASSETS–100.00%		$ 1,680,222,122

Investment Abbreviations:

ADR                 —American Depositary Receipt

NVDR              —Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2015, there were transfers from Level 1 to Level 2 of $71,690,079 and from Level 2 to Level 1 of $103,670,731, due to foreign fair value adjustments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total

Australia	$—	$74,985,050	$—	$74,985,050

Belgium	19,624,737	—	—	19,624,737

Brazil	51,778,274	—	—	51,778,274

Canada	118,575,567	—	—	118,575,567

China	21,946,850	55,876,434	—	77,823,284

Denmark	—	46,035,355	—	46,035,355

France	—	56,536,180	—	56,536,180

Germany	138,472,842	—	—	138,472,842

Hong Kong	—	48,105,425	—	48,105,425

Israel	41,184,126	—	—	41,184,126

Japan	—	120,949,035	—	120,949,035

Mexico	31,473,929	—	—	31,473,929

Singapore	55,368,085	—	—	55,368,085

South Korea	—	27,060,090	—	27,060,090

Spain	20,481,254	—	—	20,481,254

Sweden	—	69,535,223	—	69,535,223

Switzerland	—	164,513,632	—	164,513,632

Taiwan	30,902,498	—	—	30,902,498

Thailand	—	25,492,898	—	25,492,898

Turkey	13,740,403	—	—	13,740,403

United Kingdom	—	382,787,473	—	382,787,473

United States	71,600,490	—	—	71,600,490

Total Investments	$615,149,055	$1,071,876,795	$—	$1,687,025,850

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $435,546,516 and $262,018,536, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$330,449,646
Aggregate unrealized (depreciation) of investment securities	(130,483,008)
Net unrealized appreciation of investment securities	$199,966,638
Cost of investments for tax purposes is $1,487,059,212.

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	I-VIMGV-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.21%

Aerospace & Defense–0.86%

General Dynamics Corp.	3,712	$ 512,070

Agricultural Products–0.78%

Archer-Daniels-Midland Co.	11,252	466,395

Application Software–1.17%

Adobe Systems Inc. (b)	4,370	359,301
Citrix Systems, Inc. (b)	4,873	337,602
		696,903

Asset Management & Custody Banks–1.70%

Northern Trust Corp.	6,194	422,183
State Street Corp.	8,801	591,515
		1,013,698

Automobile Manufacturers–0.53%

General Motors Co.	10,588	317,852

Biotechnology–0.88%

Amgen Inc.	2,461	340,406
Baxalta Inc.	5,767	181,718
		522,124

Broadcasting–0.14%

CBS Corp. -Class B	2,144	85,546

Cable & Satellite–1.56%

Comcast Corp. -Class A	9,664	549,688
Time Warner Cable Inc.	2,110	378,471
		928,159

Communications Equipment–1.82%

Cisco Systems, Inc.	23,591	619,264
Juniper Networks, Inc.	18,038	463,757
		1,083,021

Construction Machinery & Heavy Trucks–0.45%

Caterpillar Inc.	4,074	266,277

Data Processing & Outsourced Services–0.66%

PayPal Holdings, Inc. (b)	12,657	392,873

Diversified Banks–8.39%

Bank of America Corp.	69,763	1,086,907
Citigroup Inc.	35,472	1,759,766
Comerica Inc.	8,876	364,804
JPMorgan Chase & Co. (c)	29,415	1,793,433
		5,004,910

	Shares	Value

Electric Utilities–0.37%

FirstEnergy Corp.	7,112	$ 222,677

Electronic Components–0.55%

Corning Inc.	19,114	327,232

Fertilizers & Agricultural Chemicals–0.43%

Mosaic Co. (The)	8,201	255,133

Food Distributors–0.52%

Sysco Corp.	7,968	310,513

General Merchandise Stores–1.32%

Target Corp.	10,012	787,544

Health Care Equipment–1.34%

Baxter International Inc.	9,042	297,030
Medtronic PLC	7,532	504,192
		801,222

Health Care Services–0.53%

Express Scripts Holding Co. (b)	3,937	318,739

Hotels, Resorts & Cruise Lines–1.23%

Carnival Corp.	14,711	731,137

Household Products–0.81%

Procter & Gamble Co. (The)	6,703	482,214

Hypermarkets & Super Centers–1.14%

Wal-Mart Stores, Inc.	10,475	679,199

Industrial Conglomerates–2.06%

General Electric Co. (c)	48,646	1,226,852

Industrial Machinery–0.55%

Ingersoll-Rand PLC	6,512	330,614

Insurance Brokers–1.94%

Aon PLC	4,576	405,480
Marsh & McLennan Cos., Inc.	7,946	414,940
Willis Group Holdings PLC	8,263	338,535
		1,158,955

Integrated Oil & Gas–3.19%

Exxon Mobil Corp.	4,541	337,623
Occidental Petroleum Corp.	5,672	375,203
Royal Dutch Shell PLC -Class A (United Kingdom)	31,353	739,333
TOTAL S.A. (France)	9,942	448,236
		1,900,395

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Shares	Value

Integrated Telecommunication Services–1.09%

Koninklijke KPN N.V. (Netherlands)	30,092	$ 112,796
Orange S.A. (France)	6,749	101,959
Telecom Italia S.p.A. (Italy)(b)	63,039	77,625
Telefónica, S.A. (Spain)	5,331	64,613
Verizon Communications Inc.	6,769	294,519
		651,512

Internet Software & Services–0.63%

eBay Inc. (b)	15,478	378,282

Investment Banking & Brokerage–3.02%

Charles Schwab Corp. (The)	14,879	424,944
Goldman Sachs Group, Inc. (The)	2,417	419,978
Morgan Stanley	30,386	957,159
		1,802,081

IT Consulting & Other Services–0.89%

Amdocs Ltd.	9,308	529,439

Managed Health Care–1.09%

Anthem, Inc.	2,616	366,240
UnitedHealth Group Inc.	2,453	284,572
		650,812

Movies & Entertainment–0.45%

Time Warner Inc.	1,875	128,906
Viacom Inc. -Class B	3,175	137,001
		265,907

Multi-Utilities–0.47%

PG&E Corp.	5,292	279,418

Oil & Gas Equipment & Services–0.84%

Baker Hughes Inc.	8,056	419,234
Weatherford International PLC (b)	9,478	80,374
		499,608

Oil & Gas Exploration & Production–1.71%

Anadarko Petroleum Corp.	3,629	219,155
Apache Corp.	12,443	487,268
Canadian Natural Resources Ltd. (Canada)	16,080	313,095
		1,019,518

Other Diversified Financial Services–0.88%

Voya Financial, Inc.	13,474	522,387

Packaged Foods & Meats–0.86%

Mondelez International Inc. -Class A	12,252	512,991

Pharmaceuticals–5.19%

Eli Lilly and Co.	5,612	469,668
Merck & Co., Inc.	13,640	673,679
Novartis AG (Switzerland)	6,498	598,685
Pfizer Inc.	13,723	431,039
Sanofi (France)	4,594	437,651
Teva Pharmaceutical Industries Ltd. –ADR (Israel)	8,570	483,862
		3,094,584

	Shares	Value

Publishing–0.56%

Thomson Reuters Corp.	8,330	$ 334,748

Railroads–0.63%

CSX Corp.	14,054	378,053

Regional Banks–3.94%

BB&T Corp.	9,382	333,999
Citizens Financial Group Inc.	25,095	598,767
Fifth Third Bancorp	22,405	423,678
First Horizon National Corp.	18,217	258,317
PNC Financial Services Group, Inc. (The)	8,225	733,670
		2,348,431

Security & Alarm Services–0.71%

Tyco International PLC	12,666	423,804

Semiconductor Equipment–0.57%

Applied Materials, Inc.	22,952	337,165

Semiconductors–0.80%

Intel Corp.	15,833	477,207

Specialized Finance–0.45%

CME Group Inc. -Class A	2,897	268,668

Systems Software–1.48%

Microsoft Corp.	10,126	448,177
Symantec Corp.	22,227	432,759
		880,936

Technology Hardware, Storage & Peripherals–0.51%

NetApp, Inc.	10,265	303,844

Tobacco–0.88%

Philip Morris International Inc.	6,608	524,213

Wireless Telecommunication Services–0.64%

Vodafone Group PLC -ADR (United Kingdom)	12,101	384,086
Total Common Stocks & Other Equity Interests (Cost $39,098,753)		37,689,948

	Principal Amount

Bonds and Notes–24.28%

Aerospace & Defense–0.37%

Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	$35,000	35,430
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	150,000	143,936
Lockheed Martin Corp., Sr. Unsec. Global Notes, 2.13%, 09/15/16	35,000	35,416
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/45	10,000	9,029
		223,811

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Air Freight & Logistics–0.19%

UTi Worldwide Inc., Sr. Unsec. Conv. Bonds, 4.50%, 03/01/19	$152,000	$ 112,860

Airlines–0.15%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 10/01/26	24,267	24,313
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/16	17,071	18,012
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/26	30,000	30,094
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(d)	15,713	16,243
		88,662

Apparel Retail–0.03%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	19,000	18,921

Apparel, Accessories & Luxury Goods–0.17%

Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Bonds, 1.50%, 03/15/18	66,000	52,635
Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16	49,000	46,305
		98,940

Application Software–0.48%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/19	268,000	283,912

Asset Management & Custody Banks–0.47%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(d)	40,000	40,477
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(d)	150,000	153,607
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(d)	85,000	84,005
		278,089

Automobile Manufacturers–0.33%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/25	200,000	199,507

Biotechnology–0.54%

Amgen Inc., Sr. Unsec. Notes, 2.30%, 06/15/16	35,000	35,339
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	115,000	155,106
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/44	100,000	96,032
5.00%, 08/15/45	9,000	8,967
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/21	25,000	27,138
		322,582

	Principal Amount	Value

Brewers–0.07%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	$40,000	$ 40,345

Broadcasting–0.52%

Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	324,000	308,002

Cable & Satellite–0.75%

CCO Safari II, LLC, Sr. Sec. Gtd. First Lien Notes, 4.46%, 07/23/22(d)	60,000	60,028
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	150,000	166,115
Sr. Unsec. Gtd. Notes, 4.40%, 08/15/35	35,000	35,587
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(d)	150,000	184,545
		446,275

Catalog Retail–0.28%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Deb., 0.75%, 03/30/23(e)	81,000	121,500
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/34	50,000	44,818
		166,318

Communications Equipment–0.47%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(d)	81,000	$ 106,312
QUALCOMM Inc., Sr. Unsec. Global Notes, 3.00%, 05/20/22	17,000	16,719
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/18(e)	165,000	154,791
		277,822

Consumer Finance–0.19%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/24	18,000	17,917
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	95,000	95,017
		112,934

Data Processing & Outsourced Services–0.06%

Xerox Corp., Sr. Unsec. Global Notes, 4.80%, 03/01/35	38,000	34,623

Diversified Banks–1.73%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/16	115,000	117,085
BNP Paribas S.A. (France), Unsec. Gtd. Sub. Medium-Term Notes, 4.25%, 10/15/24	200,000	200,156
Citigroup Inc., Unsec. Sub. Notes, 4.00%, 08/05/24	60,000	59,516

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Diversified Banks–(continued)

HSBC Finance Corp., Sr. Unsec. Global Notes, 5.50%, 01/19/16	$100,000	$ 101,357
JPMorgan Chase & Co., Unsec. Sub. Global Notes, 4.25%, 10/01/27	15,000	14,903
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (f)	150,000	146,250
Series X, Jr. Unsec. Sub. Global Notes, 6.10% (f)	60,000	59,925
Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (f)	40,000	39,500
Wells Fargo & Co., Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/25	30,000	29,976
Sr. Unsec. Notes, 3.90%, 05/01/45	75,000	68,903
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	95,000	95,944
4.65%, 11/04/44	100,000	98,374
		1,031,889

Diversified Chemicals–0.07%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	43,000	42,958

Diversified Real Estate Activities–0.07%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Yankee Notes, 4.00%, 01/15/25	40,000	39,603

Drug Retail–0.13%

CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/24	20,000	20,192
Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Global Notes, 3.30%, 11/18/21	32,000	32,436
4.50%, 11/18/34	24,000	22,834
		75,462

Electric Utilities–0.08%

Georgia Power Co., Sr. Unsec. Notes, 3.00%, 04/15/16	45,000	45,536

Electrical Components & Equipment–0.20%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	120,000	120,049

Environmental & Facilities Services–0.04%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/35	25,000	23,712

Fertilizers & Agricultural Chemicals–0.04%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	15,000	15,033
3.38%, 07/15/24	10,000	9,599
		24,632

	Principal Amount	Value

Food Distributors–0.02%

Sysco Corp., Sr. Unsec. Gtd. Global Notes, 4.85%, 10/01/45	$11,000	$ 11,311

Food Retail–0.09%

Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Notes, 1.60%, 06/30/17(d)	56,000	56,105

General Merchandise Stores–0.21%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	20,000	19,096
Target Corp., Sr. Unsec. Notes, 5.88%, 07/15/16	100,000	104,239
		123,335

Health Care Equipment–1.11%

Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/44	170,000	176,462
Sr. Unsec. Global Notes, 3.88%, 05/15/24	165,000	170,687
Sr. Unsec. Notes, 2.68%, 12/15/19	17,000	17,278
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/22	58,000	58,997
4.38%, 03/15/35	21,000	21,251
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	94,000	118,969
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 02/15/20(d)	101,000	96,581
		660,225

Health Care Facilities–0.76%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	174,000	185,636
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(e)	235,000	266,725
		452,361

Health Care REIT’s–0.04%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/24	25,000	24,495

Health Care Services–0.34%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	30,000	29,975
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	120,000	121,534
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/22	33,000	32,814
4.70%, 02/01/45	22,000	20,034
		204,357

Industrial Conglomerates–0.15%

General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	90,000	90,005

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal
	Amount	Value

Industrial Machinery–0.03%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	$22,000	$ 19,365

Integrated Oil & Gas–0.16%

Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/18	77,000	77,074
Suncor Energy Inc. (Canada), Sr. Unsec. Yankee Notes, 3.60%, 12/01/24	18,000	17,931
		95,005

Integrated Telecommunication Services–0.83%

AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/22	28,000	27,413
3.40%, 05/15/25	15,000	14,346
4.50%, 05/15/35	25,000	22,881
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	150,000	141,457
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	150,000	178,669
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/34	120,000	111,719
		496,485

Internet Retail–0.20%

Amazon.com, Inc., Sr. Unsec. Global Notes, 0.65%, 11/27/15	110,000	110,036
4.80%, 12/05/34	9,000	9,252
		119,288

Investment Banking & Brokerage–0.73%

Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(e)	163,000	166,260
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/25	62,000	59,260
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 2.38%, 07/23/19	175,000	175,133
4.00%, 07/23/25	35,000	35,741
		436,394

Life & Health Insurance–0.08%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	45,000	45,129

Movies & Entertainment–0.13%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/19	61,000	63,859
Viacom Inc., Sr. Unsec. Global Deb., 4.85%, 12/15/34	19,000	16,521
		80,380

Multi-Line Insurance–0.61%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	150,000	187,329

	Principal
	Amount	Value

Multi-Line Insurance–(continued)

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/19	$20,000	$ 20,116
4.38%, 01/15/55	40,000	36,819
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/54(d)	70,000	69,920
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/44(d)	50,000	50,716
		364,900

Multi-Utilities–0.32%

Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(d)	200,000$	190,132

Office REIT’s–0.25%

Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/21	150,000	148,427

Oil & Gas Equipment & Services–0.11%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(e)	84,000	68,985

Oil & Gas Exploration & Production–0.79%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	129,000	91,913
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/21	46,000	45,922
4.15%, 11/15/34	49,000	46,673
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	25,000	24,977
3.25%, 05/15/22	6,000	5,765
Marathon Oil Corp., Sr. Unsec. Notes, 0.90%, 11/01/15	110,000	109,989
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	174,000	147,356
		472,595

Oil & Gas Storage & Transportation–0.51%

Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/35	19,000	15,519
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.20%, 02/01/16	150,000	151,033
2.55%, 10/15/19	20,000	19,982
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	28,000	23,713
Spectra Energy Partners, LP, Sr. Unsec. Notes, 2.95%, 06/15/16	55,000	55,535
Williams Partners L.P., Sr. Unsec. Global Notes, 5.10%, 09/15/45	48,000	37,101
		302,883

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal
	Amount	Value

Other Diversified Financial Services–0.08%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(d)	$50,000	$ 50,012

Packaged Foods & Meats–0.62%

General Mills, Inc., Sr. Unsec. Global Notes, 0.88%, 01/29/16	45,000	45,048
Sr. Unsec. Global Notes, 2.20%, 10/21/19	45,000	45,552
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(d)	200,000	195,577
Mondelez International, Inc., Sr. Unsec. Global Notes, 4.13%, 02/09/16	60,000	60,676
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/34	11,000	11,247
5.15%, 08/15/44	12,000	12,645
		370,745

Personal Products–0.17%

Unilever Capital Corp. (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.75%, 02/10/16	100,000	100,789

Pharmaceuticals–1.75%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	125,000	125,067
4.50%, 05/14/35	38,000	36,219
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/17	49,000	49,091
4.55%, 03/15/35	14,000	12,897
4.85%, 06/15/44	150,000	138,658
Allergan, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/01/16	50,000	51,081
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/21(d)	200,000	203,585
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/21	76,000	77,615
Merck & Co., Inc., Sr. Unsec. Global Notes, 0.70%, 05/18/16	100,000	100,226
Sanofi (France), Sr. Unsec. Global Notes, 2.63%, 03/29/16	145,000	146,538
Zoetis Inc., Sr. Unsec. Global Notes, 1.15%, 02/01/16	100,000	100,067
		1,041,044

Property & Casualty Insurance–0.27%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(d)	100,000	97,294
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	57,000	66,120
		163,414

	Principal
	Amount	Value

Railroads–0.04%

Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/45	$25,000	$ 24,942

Regional Banks–0.50%

BB&T Corp., Series A, Sr. Unsec. Medium- Term Notes, 3.20%, 03/15/16	40,000	40,358
Fifth Third Bancorp, Sr. Unsec. Notes, 3.63%, 01/25/16	140,000	141,223
SunTrust Banks, Inc., Sr. Unsec. Notes, 3.60%, 04/15/16	115,000	116,401
		297,982

Renewable Electricity–0.25%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	150,000	151,107

Research & Consulting Services–0.04%

Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/45	25,000	24,695

Retail REIT’s–0.25%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	150,000	151,288

Semiconductor Equipment–0.48%

Lam Research Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/25	35,000	34,482
Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	198,000	249,233
		283,715

Semiconductors–1.39%

Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(d)	94,000	90,416
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(e)	219,000	185,192
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	297,000	392,226
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/20(d)	174,000	162,799
		830,633

Soft Drinks–0.27%

Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/16	30,000	30,345
PepsiCo, Inc., Sr. Unsec. Notes, 2.50%, 05/10/16	130,000	131,587
		161,932

Specialized Finance–0.27%

Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	150,000	158,812

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Systems Software–0.54%

FireEye, Inc., Series A, Sr. Unsec. Conv. Notes, 1.00%, 06/01/20(d)(e)	$52,000	$ 47,157
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/22(d)(e)	52,000	46,248
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/35	37,000	34,458
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	162,000	163,721
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	30,000	29,927
		321,511

Technology Hardware, Storage & Peripherals–1.02%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/22	39,000	38,070
Hewlett Packard Enterprise Co., Sr. Unsec. Gtd. Notes, 2.45%, 10/05/17(d)	35,000	34,980
2.85%, 10/05/18(d)	65,000	64,917
6.20%, 10/15/35(d)	35,000	35,081
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	348,000	338,647
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/25	65,000	62,644
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(d)	37,000	35,428
		609,767

Thrifts & Mortgage Finance–0.67%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	170,000	181,687
2.00%, 04/01/20	46,000	66,240
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/17	72,000	103,995
2.25%, 03/01/19	30,000	45,375
		397,297

Tobacco–0.18%

B.A.T. International Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 3.95%, 06/15/25(d)	37,000	38,452
Philip Morris International Inc., Sr. Unsec. Global Bonds, 1.25%, 08/11/17	11,000	11,036
Sr. Unsec. Global Notes, 2.50%, 05/16/16	55,000	55,650
		105,138

	Principal Amount	Value

Trading Companies & Distributors–0.13%

Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/18	$45,000	$ 44,944
4.25%, 09/15/24	35,000	34,409
		79,353

Trucking–0.13%

Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/18(d)	35,000	35,029
4.88%, 10/01/25(d)	40,000	40,204
		75,233

Wireless Telecommunication Services–0.33%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/20(d)	178,000	196,157
Total Bonds and Notes (Cost $14,925,896)		14,475,172

U.S. Treasury Securities–6.39%

U.S. Treasury Notes–6.10%

0.63%, 09/30/17	3,000,000	2,999,286
1.00%, 09/15/18	35,000	35,091
1.38%, 09/30/20	259,300	259,372
1.75%, 09/30/22	6,000	6,000
2.00%, 08/15/25	336,800	335,243
		3,634,992

U.S. Treasury Bonds–0.29%

3.00%, 05/15/45	171,000	175,158
Total U.S. Treasury Securities (Cost $3,798,301)		3,810,150

	Shares

Preferred Stock–0.18%

Asset Management & Custody Banks–0.18%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd. (Cost $118,793)	1,900	107,112

Money Market Funds–6.35%

Liquid Assets Portfolio –Institutional Class, 0.16% (g)	1,892,062	1,892,062
Premier Portfolio –Institutional Class, 0.10% (g)	1,892,062	1,892,062
Total Money Market Funds (Cost $3,784,124)		3,784,124
TOTAL INVESTMENTS–100.41% (Cost $61,725,867)		59,866,506
OTHER ASSETS LESS LIABILITIES–(0.41)%		(246,181)
NET ASSETS–100.00%		$ 59,620,325

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2015 was $2,482,007, which represented 4.16% of the Fund’s Net Assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Perpetual bond with no specified maturity date.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price o a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco V.I. Managed Volatility Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. Managed Volatility Fund

E.	Forward Foreign Currency Contracts – (continued)

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Managed Volatility Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$39,072,758	$2,508,426	$—	$41,581,184
U.S. Treasury Securities	—	3,810,150	—	3,810,150
Corporate Debt Securities	—	14,475,172	—	14,475,172
	39,072,758	20,793,748	—	59,866,506
Forward Foreign Currency Contracts*	—	57,732	—	57,732
Futures Contracts*	(133,376)	—	—	(133,376)
Total Investments	$38,939,382	$20,851,480	$—	$59,790,862

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2015:

Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$ 72,961	$ (15,229)
Equity risk:
Futures contracts (a)	—	(133,376)
Total	$ 72,961	$ (148,605)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended September 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Forward Foreign Currency Contracts	Futures Contracts
Realized Gain :
Currency Risk	$ 219,884	$ —
Equity Risk	—	541,480
Change in Net Unrealized Appreciation (Depreciation) :
Currency Risk	(23,517)	—
Equity Risk	—	(133,376)
Total	$ 196,367	$ 408,104

The table below summarizes the nine month average notional value of forward foreign currency contracts and the four month average notional value of futures contracts, outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$ 4,523,722	$ 10,027,308

Invesco V.I. Managed Volatility Fund

Open Forward Foreign Currency Contracts
		Contract to					Unrealized
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Appreciation (Depreciation)
10/02/15	Bank of New York Mellon (The)	CAD	313,566	USD	235,471	$234,913	$558
10/02/15	Bank of New York Mellon (The)	CHF	228,196	USD	241,235	234,208	7,027
10/02/15	Bank of New York Mellon (The)	EUR	423,039	USD	482,499	472,720	9,779
10/02/15	Bank of New York Mellon (The)	GBP	289,789	USD	450,757	438,359	12,398
10/02/15	Bank of New York Mellon (The)	ILS	806,925	USD	205,165	205,673	(508)
10/02/15	Bank of New York Mellon (The)	USD	232,128	CAD	311,550	233,403	1,275
10/02/15	Bank of New York Mellon (The)	USD	204,180	CHF	198,269	203,492	(688)
10/02/15	Bank of New York Mellon (The)	USD	454,484	EUR	403,478	450,862	(3,622)
10/02/15	Bank of New York Mellon (The)	USD	404,646	GBP	266,988	403,868	(778)
10/02/15	Bank of New York Mellon (The)	USD	180,414	ILS	708,847	180,675	261
10/02/15	State Street Bank and Trust Co.	CAD	313,568	USD	235,437	234,915	522
10/02/15	State Street Bank and Trust Co.	CHF	228,198	USD	241,336	234,210	7,126
10/02/15	State Street Bank and Trust Co.	EUR	423,041	USD	482,207	472,722	9,485
10/02/15	State Street Bank and Trust Co.	GBP	289,788	USD	450,872	438,357	12,515
10/02/15	State Street Bank and Trust Co.	ILS	806,926	USD	205,038	205,674	(636)
10/02/15	State Street Bank and Trust Co.	USD	235,107	CAD	315,584	236,425	1,318
10/02/15	State Street Bank and Trust Co.	USD	265,807	CHF	258,125	264,925	(882)
10/02/15	State Street Bank and Trust Co.	USD	498,376	EUR	442,602	494,580	(3,796)
10/02/15	State Street Bank and Trust Co.	USD	473,838	GBP	312,589	472,848	(990)
10/02/15	State Street Bank and Trust Co.	USD	230,172	ILS	905,004	230,672	500
11/06/15	Bank of New York Mellon (The)	CAD	316,862	USD	236,031	237,332	(1,301)
11/06/15	Bank of New York Mellon (The)	CHF	216,383	USD	223,078	222,360	718
11/06/15	Bank of New York Mellon (The)	EUR	409,512	USD	461,504	457,874	3,630
11/06/15	Bank of New York Mellon (The)	GBP	270,432	USD	409,791	408,994	797
11/06/15	Bank of New York Mellon (The)	ILS	719,838	USD	183,249	183,541	(292)
11/06/15	State Street Bank and Trust Co.	CAD	316,863	USD	236,008	237,332	(1,324)
11/06/15	State Street Bank and Trust Co.	CHF	216,383	USD	223,075	222,360	715
11/06/15	State Street Bank and Trust Co.	EUR	409,514	USD	461,346	457,876	3,470
11/06/15	State Street Bank and Trust Co.	GBP	270,433	USD	409,862	408,995	867
11/06/15	State Street Bank and Trust Co.	ILS	719,839	USD	183,129	183,541	(412)
Total Forward Foreign Currency Contracts - Currency Risk							$57,732

Currency Abbreviations:

CAD —	Canadian Dollar	GBP —	British Pound Sterling
CHF —	Swiss Franc	ILS —	Israeli Shekel
EUR —	Euro	USD —	U.S. Dollar

Open Futures Contracts - Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Short	78	December-2015	$ (7,443,930)	$ (133,376)

Invesco V.I. Managed Volatility Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $13,859,531 and $19,673,265, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $47,179,756 and $48,875,315, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,394,782

Aggregate unrealized (depreciation) of investment securities	(4,328,908)

Net unrealized appreciation (depreciation) of investment securities	$(1,934,126)

Cost of investments for tax purposes is $61,800,632.

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VIMCCE-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks–89.88%

Advertising–1.07%

Publicis Groupe S.A. (France)	51,303	$ 3,505,033

Aerospace & Defense–1.05%

Meggitt PLC (United Kingdom)	474,071	3,422,845

Apparel, Accessories & Luxury Goods–1.57%

PVH Corp.	50,481	5,146,033

Asset Management & Custody Banks–2.20%

Northern Trust Corp.	105,897	7,217,939

Auto Parts & Equipment–1.26%

Dana Holding Corp.	259,119	4,114,810

Biotechnology–1.10%

United Therapeutics Corp. (b)	27,548	3,615,400

Brewers–1.55%

Molson Coors Brewing Co. -Class B	61,299	5,089,043

Communications Equipment–2.63%

F5 Networks, Inc. (b)	45,706	5,292,755
Juniper Networks, Inc.	129,481	3,328,956
		8,621,711

Computer & Electronics Retail–1.23%

GameStop Corp. -Class A	97,761	4,028,731

Data Processing & Outsourced Services–1.58%

Jack Henry & Associates, Inc.	74,325	5,173,763

Drug Retail–1.10%

Rite Aid Corp. (b)	591,494	3,590,369

Electronic Components–2.73%

Amphenol Corp. -Class A	175,111	8,923,657

Electronic Equipment & Instruments–1.28%

FLIR Systems, Inc.	149,207	4,176,304

Environmental & Facilities Services–1.41%

Republic Services, Inc.	112,300	4,626,760

Health Care Distributors–1.19%

Cardinal Health, Inc.	50,835	3,905,145

Health Care Equipment–2.09%

ResMed Inc.	74,034	3,772,773
Wright Medical Group, Inc. (b)	146,510	3,079,640
		6,852,413

Health Care Facilities–2.00%

Community Health Systems Inc. (b)	92,674	3,963,667

	Shares	Value

Health Care Facilities–(continued)

Tenet Healthcare Corp. (b)	69,661	$ 2,571,884
		6,535,551

Homebuilding–1.60%

D.R. Horton, Inc.	178,392	5,237,589

Homefurnishing Retail–1.41%

Aaron’s, Inc.	128,088	4,625,258

Hotels, Resorts & Cruise Lines–1.42%

Norwegian Cruise Line Holdings Ltd. (b)	80,898	4,635,455

Household Appliances–0.95%

Whirlpool Corp.	21,114	3,109,248

Human Resource & Employment Services–0.27%

ManpowerGroup Inc.	10,905	893,010

Industrial Machinery–6.60%

Kennametal Inc.	183,660	4,571,297
Lincoln Electric Holdings, Inc.	74,603	3,911,435
Stanley Black & Decker Inc.	61,012	5,916,944
Timken Co. (The)	116,913	3,213,938
Xylem, Inc.	122,002	4,007,766
		21,621,380

Insurance Brokers–2.34%

Brown & Brown, Inc.	247,235	7,656,868

Life & Health Insurance–4.12%

St. James’s Place PLC (United Kingdom)	501,157	6,443,852
Torchmark Corp.	124,804	7,038,945
		13,482,797

Life Sciences Tools & Services–1.22%

Agilent Technologies, Inc.	116,560	4,001,505

Marine–0.71%

Kirby Corp. (b)	37,465	2,320,957

Multi-Utilities–3.20%

CMS Energy Corp.	185,370	6,547,268
WEC Energy Group, Inc.	75,416	3,938,224
		10,485,492

Oil & Gas Equipment & Services–1.13%

Dril-Quip, Inc. (b)	63,726	3,710,128

Oil & Gas Exploration & Production–3.12%

Cabot Oil & Gas Corp.	136,237	2,978,141
Concho Resources Inc. (b)	41,565	4,085,839
Vermilion Energy, Inc. (Canada)	98,308	3,164,740
		10,228,720

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Packaged Foods & Meats–3.09%

Hain Celestial Group, Inc. (The) (b)	47,693	$ 2,460,959
JM Smucker Co. (The)	41,281	4,709,749
Mead Johnson Nutrition Co.	41,743	2,938,707
		10,109,415

Paper Packaging–0.68%

Packaging Corp. of America	36,944	2,222,551

Pharmaceuticals–1.66%

Endo International PLC (b)	78,440	5,434,323

Property & Casualty Insurance–6.81%

Arch Capital Group Ltd. (b)	139,220	10,228,494
Progressive Corp. (The)	394,088	12,074,856
		22,303,350

Regional Banks–3.48%

First Republic Bank	181,387	11,385,662

Semiconductor Equipment–3.63%

Lam Research Corp.	84,667	5,531,295
Teradyne, Inc.	352,023	6,339,934
		11,871,229

Semiconductors–3.86%

Linear Technology Corp.	187,469	7,564,374
Xilinx, Inc.	119,939	5,085,414
		12,649,788

Specialized Finance–2.55%

Moody’s Corp.	85,062	8,353,088

Specialty Chemicals–3.83%

Albemarle Corp.	93,037	4,102,932
International Flavors & Fragrances Inc.	51,197	5,286,602
Koninklijke DSM N.V. (Netherlands)	68,006	3,140,183
		12,529,717

Specialty Stores–1.45%

Dick’s Sporting Goods, Inc.	95,598	4,742,617

Technology Hardware, Storage & Peripherals–1.45%

NetApp, Inc.	160,800	4,759,680

Trading Companies & Distributors–0.97%

WESCO International, Inc. (b)	68,329	3,175,249

Trucking–1.29%

Hertz Global Holdings, Inc. (b)	253,255	4,236,956
Total Common Stocks (Cost $247,851,991)		294,327,539

	Shares	Value

Money Market Funds–9.39%

Liquid Assets Portfolio –Institutional Class, 0.16% (c)	15,367,143	$ 15,367,143
Premier Portfolio –Institutional Class, 0.10% (c)	15,367,143	15,367,143
Total Money Market Funds (Cost $30,734,286)		30,734,286

TOTAL INVESTMENTS–99.27% (Cost $278,586,277)		325,061,825
OTHER ASSETS LESS LIABILITIES–0.73%		2,407,878
NET ASSETS–100.00%		$ 327,469,703

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$314,993,764	$10,068,061	$—	$325,061,825

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $109,872,136 and $116,063,758, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$69,746,474
Aggregate unrealized (depreciation) of investment securities	(23,423,017)
Net unrealized appreciation of investment securities	$46,323,457
Cost of investments for tax purposes is $278,738,368.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VK-VIMCG-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.67%

Aerospace & Defense–0.47%

DigitalGlobe Inc. (b)	63,723	$ 1,212,011

Airlines–2.08%

Southwest Airlines Co.	67,674	2,574,319
United Continental Holdings Inc. (b)	51,826	2,749,369
		5,323,688

Apparel Retail–1.13%

L Brands, Inc.	31,984	2,882,718

Apparel, Accessories & Luxury Goods–2.01%

Under Armour, Inc. -Class A (b)	53,129	5,141,825

Application Software–4.11%

Cadence Design Systems, Inc. (b)	217,429	4,496,431
Mobileye N.V. (b)(c)	63,714	2,897,713
SolarWinds, Inc. (b)	53,799	2,111,073
Tyler Technologies, Inc. (b)	6,903	1,030,687
		10,535,904

Asset Management & Custody Banks–1.02%

WisdomTree Investments, Inc.	161,172	2,599,704

Auto Parts & Equipment–1.06%

Gentherm Inc. (b)	60,242	2,706,071

Automobile Manufacturers–1.17%

Tesla Motors, Inc. (b)	12,022	2,986,265

Automotive Retail–2.63%

Advance Auto Parts, Inc.	16,903	3,203,626
O’Reilly Automotive, Inc. (b)	14,093	3,523,250
		6,726,876

Biotechnology–4.04%

Alexion Pharmaceuticals, Inc. (b)	26,315	4,115,403
BioMarin Pharmaceutical Inc. (b)	31,317	3,298,306
Medivation Inc. (b)	69,169	2,939,683
		10,353,392

Building Products–4.11%

A.O. Smith Corp.	54,067	3,524,628
Allegion PLC	22,494	1,297,004
Lennox International Inc.	33,827	3,833,614
Owens Corning	44,867	1,880,376
		10,535,622

Communications Equipment–3.03%

Palo Alto Networks, Inc. (b)	45,120	7,760,640

	Shares	Value

Construction Machinery & Heavy Trucks–0.84%

WABCO Holdings Inc. (b)	20,631	$ 2,162,748

Consumer Electronics–1.73%

GoPro, Inc. -Class A (b)(c)	30,623	956,050
Harman International Industries, Inc.	36,320	3,486,357
		4,442,407

Data Processing & Outsourced Services–1.43%

Alliance Data Systems Corp. (b)	7,996	2,070,804
Fidelity National Information Services, Inc.	23,540	1,579,063
		3,649,867

Distillers & Vintners–2.44%

Constellation Brands, Inc. -Class A	49,903	6,248,355

Diversified Support Services–1.30%

KAR Auction Services Inc.	94,139	3,341,935

Electrical Components & Equipment–0.77%

Acuity Brands, Inc.	11,162	1,959,824

Electronic Components–1.60%

Amphenol Corp. -Class A	80,337	4,093,974

General Merchandise Stores–1.73%

Burlington Stores, Inc. (b)	86,933	4,437,060

Health Care Equipment–4.11%

Boston Scientific Corp. (b)	227,841	3,738,871
DexCom Inc. (b)	32,935	2,827,799
Hologic, Inc. (b)	101,269	3,962,656
		10,529,326

Health Care Facilities–1.96%

Universal Health Services, Inc. -Class B	29,246	3,650,193
VCA, Inc. (b)	26,241	1,381,589
		5,031,782

Health Care Services–1.19%

Team Health Holdings, Inc. (b)	56,213	3,037,188

Health Care Supplies–0.11%

Penumbra, Inc. (b)	6,889	276,249

Hotels, Resorts & Cruise Lines–1.58%

Royal Caribbean Cruises Ltd.	45,312	4,036,846

Household Appliances–0.78%

Whirlpool Corp.	13,509	1,989,335

Housewares & Specialties–1.46%

Jarden Corp. (b)	76,611	3,744,746

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Industrial Conglomerates–1.47%

Carlisle Cos. Inc.	42,974	$3,755,068

Industrial Machinery–1.60%

Stanley Black & Decker Inc.	42,308	4,103,030

Internet Software & Services–1.07%

LinkedIn Corp. -Class A (b)	14,363	2,730,837

Investment Banking & Brokerage–3.28%

E*TRADE Financial Corp. (b)	209,387	5,513,160
Lazard Ltd. -Class A	66,855	2,894,821
		8,407,981

IT Consulting & Other Services–0.82%

Gartner, Inc. (b)	24,972	2,095,900

Leisure Products–1.84%

Brunswick Corp.	98,347	4,709,838

Life Sciences Tools & Services–2.88%

Illumina, Inc. (b)	17,899	3,147,002
VWR Corp. (b)	165,000	4,238,850
		7,385,852

Metal & Glass Containers–0.98%

Berry Plastics Group Inc. (b)	83,330	2,505,733

Movies & Entertainment–1.37%

Cinemark Holdings, Inc.	108,077	3,511,422

Oil & Gas Exploration & Production–2.41%

Concho Resources Inc. (b)	21,262	2,090,054
Diamondback Energy Inc. (b)	29,358	1,896,527
EQT Corp.	33,630	2,178,215
		6,164,796

Packaged Foods & Meats–1.60%

Hain Celestial Group, Inc. (The) (b)	40,599	2,094,908
WhiteWave Foods Co. (The) (b)	49,791	1,999,109
		4,094,017

Pharmaceuticals–1.62%

Allergan PLC (b)	6,910	1,878,207
Pacira Pharmaceuticals, Inc. (b)	54,984	2,259,842
		4,138,049

Real Estate Services–1.00%

Realogy Holdings Corp. (b)	68,354	2,572,161

Regional Banks–0.90%

SVB Financial Group (b)	20,028	2,314,035

	Shares	Value

Research & Consulting Services–0.87%

IHS Inc. -Class A (b)	19,098	$2,215,368

Restaurants–1.06%

Domino’s Pizza, Inc.	25,089	2,707,354

Semiconductor Equipment–0.16%

Applied Materials, Inc.	27,793	408,279

Semiconductors–4.86%

Cavium Inc. (b)	66,596	4,086,997
NXP Semiconductors N.V. (Netherlands)(b)	69,263	6,030,729
Qorvo, Inc. (b)	51,703	2,329,220
		12,446,946

Soft Drinks–1.54%

Monster Beverage Corp. (b)	29,160	3,940,682

Specialized Finance–3.48%

Intercontinental Exchange, Inc.	19,694	4,627,893
McGraw Hill Financial, Inc.	49,427	4,275,436
		8,903,329

Specialized REIT’s–1.13%

Equinix, Inc.	10,600	2,898,040

Specialty Chemicals–1.66%

PPG Industries, Inc.	33,539	2,941,035
Valspar Corp. (The)	18,230	1,310,372
		4,251,407

Specialty Stores–3.86%

Signet Jewelers Ltd.	39,032	5,313,426
Tractor Supply Co.	54,320	4,580,263
		9,893,689

Systems Software–1.76%

ServiceNow, Inc. (b)	64,867	4,505,013

Technology Hardware, Storage & Peripherals–0.92%

Western Digital Corp.	29,673	2,357,223

Thrifts & Mortgage Finance–1.32%

MGIC Investment Corp. (b)	364,272	3,373,159

Trucking–0.49%

Old Dominion Freight Line, Inc. (b)	20,747	1,265,567

Wireless Telecommunication Services–1.83%

SBA Communications Corp. -Class A (b)	44,841	4,696,646
Total Common Stocks & Other Equity Interests (Cost $207,493,882)		250,097,779

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Money Market Funds–1.28%

Liquid Assets Portfolio –Institutional Class, 0.16%(d)	1,642,920	$ 1,642,920
Premier Portfolio –Institutional Class, 0.10% (d)	1,642,919	1,642,919
Total Money Market Funds (Cost $3,285,839)		3,285,839
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.95% (Cost $210,779,721)		253,383,618

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.46%

Liquid Assets Portfolio - Institutional Class, 0.16% (Cost $1,190,700)(d)(e)	1,190,700	$ 1,190,700
TOTAL INVESTMENTS–99.41% (Cost $211,970,421)		254,574,318
OTHER ASSETS LESS LIABILITIES–0.59%		1,507,511
NET ASSETS–100.00%		$ 256,081,829

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned	Net Amount
Brown Brothers Harriman	$1,215,218	$(1,190,700)	$24,518

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. Mid Cap Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $140,458,255 and $146,075,206, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$56,258,882
Aggregate unrealized (depreciation) of investment securities	(14,028,830)
Net unrealized appreciation of investment securities	$42,230,052
Cost of investments for tax purposes is $212,344,266.

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Money Market Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VIMKT-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–56.67%(a)

Asset-Backed Securities - Consumer Receivables–4.81%

Old Line Funding, LLC(b)(c)	0.38%	01/04/16	$ 2,500	$ 2,500,000
Old Line Funding, LLC(b)(c)	0.39%	01/12/16	4,000	4,000,000
Old Line Funding, LLC(b)(c)	0.40%	02/22/16	3,200	3,200,000
Old Line Funding, LLC(b)(c)	0.40%	03/01/16	10,000	10,000,000
Old Line Funding, LLC(b)(c)	0.40%	03/04/16	5,000	5,000,000
Old Line Funding, LLC(b)(c)	0.41%	02/16/16	10,000	10,000,000
Thunder Bay Funding, LLC(b)(c)	0.38%	01/04/16	2,100	2,100,000
Thunder Bay Funding, LLC(b)(c)	0.40%	03/01/16	1,700	1,700,000
Thunder Bay Funding, LLC(c)	0.50%	03/21/16	5,000	4,988,056
				43,488,056
Asset-Backed Securities - Fully Supported–1.70%

Fairway Finance Co., LLC (CEP-Bank of Montreal)(b)(c)(d)	0.32%	01/06/16	1,000	1,000,000
Kells Funding LLC (CEP-FMS Wertmanagement)(c)(d)	0.39%	01/07/16	2,600	2,597,240
Kells Funding LLC (CEP-FMS Wertmanagement)(c)(d)	0.40%	01/07/16	2,800	2,796,951
Kells Funding LLC (CEP-FMS Wertmanagement)(c)(d)	0.40%	02/23/16	4,000	3,993,555
Kells Funding LLC (CEP-FMS Wertmanagement)(c)(d)	0.43%	03/14/16	5,000	4,990,146
				15,377,892
Asset-Backed Securities - Fully Supported Bank–23.86%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	0.16%	11/04/15	5,000	4,999,245
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(c)(d)	0.18%	11/05/15	30,000	29,994,750
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC)(d)	0.18%	11/02/15	25,000	24,996,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC)(d)	0.20%	10/01/15	2,000	2,000,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC)(d)	0.25%	10/08/15	7,500	7,499,636
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)(b)	0.38%	12/14/15	12,800	12,800,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)(b)	0.39%	02/10/16	2,500	2,500,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(b)(c)	0.37%	12/11/15	2,000	2,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(b)(c)	0.38%	12/14/15	3,000	3,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(b)(c)	0.38%	01/08/16	3,500	3,500,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(b)(c)	0.40%	03/01/16	10,000	10,000,000
Concord Minutemen Capital Co., LLC, Series A (Multi-CEP’s)(c)(d)	0.25%	10/05/15	5,000	4,999,861
Crown Point Capital Co., LLC, Series A (Multi-CEP’s)(c)(d)	0.25%	10/07/15	3,000	2,999,875
Lexington Parker Capital Co., LLC (Multi-CEP’s)(c)(d)	0.20%	10/07/15	25,000	24,999,167
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(c)(d)	0.22%	11/16/15	25,000	24,992,972
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(c)(d)	0.26%	10/13/15	4,500	4,499,610
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.)(d)	0.18%	11/05/15	10,000	9,998,250
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.)(d)	0.23%	10/02/15	20,000	19,999,872
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.21%	10/01/15	10,000	10,000,000
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.22%	10/07/15	10,000	9,999,633
				215,778,871
Asset-Backed Securities - Multi-Purpose–3.19%

Chariot Funding, LLC(c)	0.30%	10/07/15	1,400	1,399,930
Chariot Funding, LLC(c)	0.30%	10/15/15	2,500	2,499,708
Jupiter Securitization Co. LLC(c)	0.30%	10/20/15	5,000	4,999,208
Nieuw Amsterdam Receivables Corp.(c)(d)	0.25%	11/02/15	10,000	9,997,778
Nieuw Amsterdam Receivables Corp.(c)(d)	0.25%	11/03/15	10,000	9,997,709
				28,894,333

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–2.21%

Toyota Motor Credit Corp.(d)	0.16%	11/12/15	$ 15,000	$ 14,997,200
Toyota Motor Credit Corp.(d)	0.32%	01/29/16	5,000	4,994,750
				19,991,950
Diversified Banks–11.67%

BNP Paribas S.A.(d)	0.23%	12/01/15	15,000	14,994,154
BNP Paribas S.A.(d)	0.25%	10/26/15	25,000	24,995,660
Commonwealth Bank of Australia (b)(c)(d)	0.35%	05/13/16	5,000	4,999,648
Commonwealth Bank of Australia (b)(c)(d)	0.37%	03/04/16	15,000	15,000,000
Commonwealth Bank of Australia (b)(c)(d)	0.37%	03/07/16	5,000	5,000,000
DBS Bank Ltd.(c)(d)	0.17%	10/28/15	10,000	9,998,725
DBS Bank Ltd.(c)(d)	0.25%	10/23/15	2,700	2,699,588
ING (US) Funding LLC(d)	0.38%	01/19/16	10,000	9,988,389
National Australia Bank Ltd.(b)(c)(d)	0.36%	01/29/16	5,000	5,000,000
Nordea Bank AB(c)(d)	0.26%	10/23/15	2,700	2,699,571
Nordea Bank AB(c)(d)	0.35%	01/05/16	3,200	3,197,013
Nordea Bank AB(c)(d)	0.38%	02/17/16	2,500	2,496,332
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	10/26/15	3,000	2,999,479
United Overseas Bank Ltd.(c)(d)	0.32%	11/17/15	1,500	1,499,373
				105,567,932
Household Products–0.72%

L’Oreal USA, Inc.(c)(d)	0.12%	10/29/15	6,500	6,499,393
Industrial Conglomerates–1.63%

Danaher Corp.(c)	0.27%	10/05/15	14,750	14,749,557
Integrated Oil & Gas–0.24%

Chevron Corp.(c)	0.17%	12/21/15	2,150	2,149,177
Other Diversified Financial Services–0.32%

Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/16/15	1,700	1,699,788
Toronto-Dominion Holdings (USA) Inc.(c)(d)	0.30%	10/22/15	1,200	1,199,790
				2,899,578
Packaged Foods & Meats–1.29%

Nestle Finance International Ltd.(d)	0.03%	10/14/15	11,629	11,628,874
Regional Banks–1.39%

Banque et Caisse d’Epargne de l’Etat(d)	0.42%	01/12/16	2,600	2,596,875
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.20%	11/03/15	10,000	9,998,167
				12,595,042
Specialized Finance–3.64%

Caisse des Depots et Consignations(c)(d)	0.24%	11/03/15	15,000	14,996,700
CDP Financial Inc.(c)(d)	0.15%	10/02/15	3,000	2,999,988
European Investment Bank(d)	0.20%	10/06/15	10,000	9,999,722
Nederlandse Waterschapsbank N.V.(c)(d)	0.27%	11/09/15	1,900	1,899,444
Nederlandse Waterschapsbank N.V.(c)(d)	0.35%	01/04/16	3,000	2,997,230
				32,893,084
Total Commercial Paper (Cost $512,513,739)				512,513,739

Certificates of Deposit–33.21%

Bank of Montreal(b)(d)	0.30%	12/11/15	1,700	1,700,000
Bank of Montreal(d)	0.44%	03/22/16	2,700	2,700,000
Bank of Nova Scotia(b)(d)	0.34%	03/09/16	1,600	1,600,000
Bank of Nova Scotia(b)(d)	0.43%	09/29/16	700	700,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)(d)	0.20%	10/08/15	10,000	10,000,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–(continued)

Canadian Imperial Bank of Commerce(d)	0.02%	10/01/15	$ 43,000	$ 43,000,000
Canadian Imperial Bank of Commerce(b)(d)	0.35%	01/08/16	2,000	2,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(d)	0.31%	10/06/15	5,000	5,000,000
HSBC Bank USA N.A.(b)(d)	0.34%	12/11/15	2,000	2,000,000
KBC Bank N.V.(d)	0.13%	10/01/15	35,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.39%	01/27/16	1,900	1,900,000
Mizuho Bank Ltd.(d)	0.26%	10/01/15	5,000	5,000,000
Norinchukin Bank (The)(d)	0.23%	10/13/15	6,000	6,000,000
Norinchukin Bank (The)(d)	0.24%	10/30/15	12,500	12,500,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	10/05/15	1,800	1,800,000
Rabobank Nederland(b)(d)	0.36%	02/04/16	10,000	10,000,000
Royal Bank of Canada(b)(d)	0.36%	02/08/16	2,000	2,000,000
Royal Bank of Canada(b)(d)	0.40%	10/03/16	2,000	2,000,000
Standard Chartered Bank(b)(d)	0.37%	01/15/16	5,000	5,000,000
Standard Chartered Bank(b)(d)	0.38%	12/17/15	5,300	5,300,000
Standard Chartered Bank(b)(d)	0.40%	03/08/16	15,000	15,000,000
Standard Chartered Bank(d)	0.65%	02/26/16	3,900	3,903,333
Sumitomo Mitsui Banking Corp.(d)	0.19%	10/01/15	7,500	7,500,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.16%	10/01/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	10,000	10,000,000
Svenska Handelsbanken AB(d)	0.04%	10/01/15	44,000	44,000,000
Swedbank AB(d)	0.11%	10/06/15	5,000	5,000,000
Swedbank AB(d)	0.12%	10/01/15	25,000	25,000,000
Toronto-Dominion Bank (The)(b)(d)	0.37%	01/20/16	9,750	9,750,000
Total Certificates of Deposit (Cost $300,353,333)				300,353,333

Variable Rate Demand Notes–2.87%(e)

Credit Enhanced–2.87%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Notes (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	4,500	4,500,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	3,360	3,360,000
Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)(g)	0.05%	10/01/25	1,000	1,000,000
Gary Chicago International Airport Authority (Gary Jet Center); Series 2011, VRD Multi-Modal Special Purpose Facility RB (LOC-BMO Harris Bank, N.A.)(d)(f)(g)	0.10%	05/01/36	7,145	7,145,000
Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.02%	05/15/17	400	400,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	0.14%	05/01/37	3,620	3,620,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.)(c)(f)	0.26%	01/01/33	2,085	2,085,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(d)(f)	0.19%	03/01/39	1,500	1,500,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	2,125	2,125,000
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.)(f)(g)	0.20%	12/01/18	230	230,000
Total Variable Rate Demand Notes (Cost $25,965,000)				25,965,000

U.S. Government Sponsored Agency Securities–0.55%

Overseas Private Investment Corp. (OPIC)–0.55%
Unsec. Gtd. VRD Bonds.(e) (Cost $5,000,000)	0.15%	09/15/20	5,000	5,000,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Notes–0.33%

Diversified Banks–0.33%
Wells Fargo Bank, N.A., Unsec. Floating Rate Medium-Term Notes (b) (Cost $3,000,000)	0.52%	10/19/16	$ 3,000	$ 3,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–93.63% (Cost $846,832,072)				846,832,072
			Repurchase Amount

Repurchase Agreements–6.00%(h)
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 09/28/15, maturing value of $10,007,500 (collateralized by domestic non-agency mortgage-backed security valued at $11,000,000; 0%, 03/25/39)(b)(i)	0.45%	11/27/15	10,007,500	10,000,000
RBC Capital Markets Corp., Term agreement dated 06/29/15, maturing value of $5,003,394 (collateralized by domestic and foreign corporate obligations valued at $5,250,001; 0%-7.95%, 10/23/17-05/15/46)(d)(i)	0.26%	10/01/15	5,003,394	5,000,000
Wells Fargo Securities, LLC, Joint agreement dated 09/30/15, aggregate maturing value of $550,002,139 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 3.00%-8.50%, 01/25/18-10/20/44)	0.14%	10/01/15	39,285,441	39,285,288
Total Repurchase Agreements (Cost $54,285,288)				54,285,288
TOTAL INVESTMENTS(j)(k)–99.63% (Cost $901,117,360)				901,117,360
OTHER ASSETS LESS LIABILITIES–0.37%				3,314,348
NET ASSETS–100.00%				$ 904,431,708

Investment Abbreviations:

CEP	—	Credit Enhancement Provider
Gtd.	—	Guaranteed
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Unsec.	—	Unsecured
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2015 was $340,609,357, which represented 37.66% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.7%; Canada: 12.8%; France: 10.7%; Sweden: 9.1%; United Kingdom: 7.3%; other countries less than 5% each: 23.5%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Principal amount equals value at period end. See Note 1D.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement.

Invesco V.I. Money Market Fund

D.	Repurchase Agreements–(continued)

The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	MS-VISPI-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.74%

Advertising–0.14%

Interpublic Group of Cos., Inc. (The)	2,061	$ 39,427
Omnicom Group Inc.	1,229	80,991
		120,418

Aerospace & Defense–2.65%

Boeing Co. (The)	3,221	421,790
General Dynamics Corp.	1,529	210,926
Honeywell International Inc.	3,944	373,457
L-3 Communications Holdings, Inc.	405	42,331
Lockheed Martin Corp.	1,346	279,039
Northrop Grumman Corp.	944	156,657
Precision Castparts Corp.	695	159,648
Raytheon Co.	1,535	167,714
Rockwell Collins, Inc.	665	54,424
Textron Inc.	1,396	52,545
United Technologies Corp.	4,178	371,800
		2,290,331

Agricultural & Farm Machinery–0.13%

Deere & Co.	1,572	116,328

Agricultural Products–0.15%

Archer-Daniels-Midland Co.	3,071	127,293

Air Freight & Logistics–0.73%

C.H. Robinson Worldwide, Inc.	715	48,463
Expeditors International of Washington, Inc.	962	45,262
FedEx Corp.	1,326	190,918
United Parcel Service, Inc. -Class B	3,522	347,586
		632,229

Airlines–0.62%

American Airlines Group Inc.	3,371	130,896
Delta Air Lines, Inc.	4,012	180,018
Southwest Airlines Co.	3,345	127,244
United Continental Holdings Inc. (b)	1,904	101,007
		539,165

Alternative Carriers–0.07%

Level 3 Communications, Inc. (b)	1,453	63,482

Aluminum–0.07%

Alcoa Inc.	6,590	63,659

Apparel Retail–0.59%

Gap, Inc. (The)	1,199	34,172
L Brands, Inc.	1,295	116,718
Ross Stores, Inc.	2,082	100,915
TJX Cos., Inc. (The)	3,401	242,899

	Shares	Value

Apparel Retail–(continued)

Urban Outfitters, Inc. (b)	501	$ 14,719
		509,423

Apparel, Accessories & Luxury Goods–0.50%

Coach, Inc.	1,390	40,213
Fossil Group, Inc. (b)	208	11,623
Hanesbrands, Inc.	2,021	58,488
Michael Kors Holdings Ltd. (b)	975	41,184
PVH Corp.	416	42,407
Ralph Lauren Corp.	301	35,566
Under Armour, Inc. -Class A (b)	907	87,779
VF Corp.	1,710	116,639
		433,899

Application Software–0.76%

Adobe Systems Inc. (b)	2,510	206,372
Autodesk, Inc. (b)	1,145	50,540
Citrix Systems, Inc. (b)	806	55,840
Intuit Inc.	1,398	124,073
salesforce.com, inc. (b)	3,129	217,246
		654,071

Asset Management & Custody Banks–1.18%

Affiliated Managers Group, Inc. (b)	275	47,022
Ameriprise Financial, Inc.	898	97,999
Bank of New York Mellon Corp. (The)	5,581	218,496
BlackRock, Inc.	646	192,166
Franklin Resources, Inc.	1,962	73,104
Invesco Ltd. (c)	2,167	67,675
Legg Mason, Inc.	553	23,010
Northern Trust Corp.	1,103	75,181
State Street Corp.	2,058	138,318
T. Rowe Price Group Inc.	1,291	89,725
		1,022,696

Auto Parts & Equipment–0.34%

BorgWarner, Inc.	1,138	47,329
Delphi Automotive PLC (United Kingdom)	1,433	108,965
Johnson Controls, Inc.	3,299	136,447
		292,741

Automobile Manufacturers–0.56%

Ford Motor Co.	19,660	266,786
General Motors Co.	7,271	218,276
		485,062

Automotive Retail–0.45%

Advance Auto Parts, Inc.	368	69,747
AutoNation, Inc. (b)	387	22,516

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Automotive Retail–(continued)

AutoZone, Inc. (b)	155	$ 112,194
CarMax, Inc. (b)	1,052	62,404
O’Reilly Automotive, Inc. (b)	501	125,250
		392,111

Biotechnology–3.02%

Alexion Pharmaceuticals, Inc. (b)	1,140	178,285
Amgen Inc.	3,825	529,074
Baxalta Inc.	2,738	86,274
Biogen Inc. (b)	1,183	345,211
Celgene Corp. (b)	3,988	431,382
Gilead Sciences, Inc.	7,395	726,115
Regeneron Pharmaceuticals, Inc. (b)	389	180,939
Vertex Pharmaceuticals Inc. (b)	1,233	128,405
		2,605,685

Brewers–0.08%

Molson Coors Brewing Co. -Class B	803	66,665

Broadcasting–0.22%

CBS Corp. -Class B	2,241	89,416
Discovery Communications, Inc. -Class A (b)	750	19,522
Discovery Communications, Inc. -Class C (b)	1,300	31,577
Scripps Networks Interactive Inc. -Class A	489	24,054
TEGNA Inc.	1,169	26,174
		190,743

Building Products–0.08%

Allegion PLC	481	27,734
Masco Corp.	1,726	43,461
		71,195

Cable & Satellite–1.16%

Cablevision Systems Corp. -Class A	1,109	36,009
Comcast Corp. -Class A	10,668	606,796
Comcast Corp. -Special Class A	1,856	106,237
Time Warner Cable Inc.	1,426	255,782
		1,004,824

Casinos & Gaming–0.03%

Wynn Resorts Ltd.	420	22,310

Coal & Consumable Fuels–0.01%

CONSOL Energy Inc.	1,119	10,966

Commodity Chemicals–0.18%

LyondellBasell Industries N.V. -Class A	1,876	156,383

Communications Equipment–1.49%

Cisco Systems, Inc.	25,658	673,522
F5 Networks, Inc. (b)	361	41,804
Harris Corp.	620	45,353
Juniper Networks, Inc.	1,768	45,455
Motorola Solutions, Inc.	810	55,388
QUALCOMM, Inc.	7,926	425,864
		1,287,386

	Shares	Value

Computer & Electronics Retail–0.09%

Best Buy Co., Inc.	1,547	$ 57,425
GameStop Corp. -Class A	550	22,665
		80,090

Construction & Engineering–0.09%

Fluor Corp.	730	30,916
Jacobs Engineering Group, Inc. (b)	647	24,217
Quanta Services, Inc. (b)	1,029	24,912
		80,045

Construction Machinery & Heavy Trucks–0.45%

Caterpillar Inc.	3,037	198,498
Cummins Inc.	843	91,533
Joy Global Inc.	502	7,495
PACCAR Inc.	1,785	93,124
		390,650

Construction Materials–0.13%

Martin Marietta Materials, Inc.	337	51,207
Vulcan Materials Co.	667	59,497
		110,704

Consumer Electronics–0.07%

Garmin Ltd.	621	22,282
Harman International Industries, Inc.	366	35,132
		57,414

Consumer Finance–0.75%

American Express Co.	4,293	318,240
Capital One Financial Corp.	2,736	198,415
Discover Financial Services	2,196	114,170
Navient Corp.	1,886	21,199
		652,024

Data Processing & Outsourced Services–2.36%

Alliance Data Systems Corp. (b)	312	80,802
Automatic Data Processing, Inc.	2,349	188,766
Computer Sciences Corp.	692	42,475
Fidelity National Information Services, Inc.	1,426	95,656
Fiserv, Inc. (b)	1,191	103,152
MasterCard, Inc. -Class A	5,034	453,664
Paychex, Inc.	1,621	77,208
PayPal Holdings, Inc. (b)	5,594	173,638
Total System Services, Inc.	845	38,388
Visa Inc. -Class A	9,844	685,733
Western Union Co. (The)	2,556	46,928
Xerox Corp.	5,068	49,312
		2,035,722

Department Stores–0.21%

Kohl’s Corp.	995	46,079
Macy’s, Inc.	1,668	85,602
Nordstrom, Inc.	709	50,842
		182,523

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Distillers & Vintners–0.19%

Brown-Forman Corp. -Class B	535	$ 51,842
Constellation Brands, Inc. -Class A	867	108,557
		160,399

Distributors–0.07%

Genuine Parts Co.	765	63,411

Diversified Banks–4.98%

Bank of America Corp.	52,751	821,861
Citigroup Inc.	15,168	752,484
Comerica Inc.	895	36,784
JPMorgan Chase & Co.	18,656	1,137,456
U.S. Bancorp	8,351	342,475
Wells Fargo & Co.	23,580	1,210,833
		4,301,893

Diversified Chemicals–0.60%

Dow Chemical Co. (The)	5,842	247,701
E. I. du Pont de Nemours and Co.	4,554	219,503
Eastman Chemical Co.	749	48,475
		515,679

Diversified Metals & Mining–0.06%

Freeport-McMoRan Inc.	5,233	50,708

Diversified Support Services–0.04%

Cintas Corp.	450	38,588

Drug Retail–1.05%

CVS Health Corp.	5,621	542,314
Walgreens Boots Alliance, Inc.	4,408	366,305
		908,619

Electric Utilities–1.77%

American Electric Power Co., Inc.	2,465	140,160
Duke Energy Corp.	3,479	250,279
Edison International	1,639	103,372
Entergy Corp.	903	58,785
Eversource Energy	1,598	80,891
Exelon Corp.	4,333	128,690
FirstEnergy Corp.	2,123	66,471
NextEra Energy, Inc.	2,321	226,414
Pepco Holdings, Inc.	1,278	30,953
Pinnacle West Capital Corp.	557	35,726
PPL Corp.	3,379	111,135
Southern Co. (The)	4,570	204,279
Xcel Energy, Inc.	2,550	90,296
		1,527,451

Electrical Components & Equipment–0.46%

AMETEK, Inc.	1,215	63,569
Eaton Corp. PLC (b)	2,350	120,555
Emerson Electric Co.	3,314	146,379
Rockwell Automation, Inc.	677	68,695
		399,198

	Shares	Value

Electronic Components–0.21%

Amphenol Corp. -Class A	1,554	$ 79,192
Corning Inc.	6,184	105,870
		185,062

Electronic Equipment & Instruments–0.02%

FLIR Systems, Inc.	705	19,733

Electronic Manufacturing Services–0.14%

TE Connectivity Ltd. (Switzerland)	2,030	121,577

Environmental & Facilities Services–0.25%

Republic Services, Inc.	1,213	49,976
Stericycle, Inc. (b)	427	59,485
Waste Management, Inc.	2,121	105,647
		215,108

Fertilizers & Agricultural Chemicals–0.38%

CF Industries Holdings, Inc.	1,184	53,162
FMC Corp.	671	22,754
Monsanto Co.	2,360	201,402
Mosaic Co. (The)	1,700	52,887
		330,205

Food Distributors–0.13%

Sysco Corp.	2,790	108,726

Food Retail–0.27%

Kroger Co. (The)	4,900	176,743
Whole Foods Market, Inc.	1,802	57,033
		233,776

Footwear–0.49%

NIKE, Inc. -Class B	3,419	420,435

Gas Utilities–0.04%

AGL Resources Inc.	618	37,723

General Merchandise Stores–0.51%

Dollar General Corp.	1,494	108,225
Dollar Tree, Inc. (b)	1,183	78,871
Target Corp.	3,169	249,274
		436,370

Gold–0.05%

Newmont Mining Corp.	2,715	43,630

Health Care Distributors–0.60%

AmerisourceBergen Corp.	1,035	98,315
Cardinal Health, Inc.	1,650	126,753
Henry Schein, Inc. (b)	420	55,743
McKesson Corp.	1,171	216,670
Patterson Cos. Inc.	441	19,073
		516,554

Health Care Equipment–1.98%

Abbott Laboratories	7,518	302,374
Baxter International Inc.	2,738	89,943

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care Equipment–(continued)

Becton, Dickinson and Co.	1,060	$ 140,620
Boston Scientific Corp. (b)	6,746	110,702
C.R. Bard, Inc.	373	69,494
Edwards Lifesciences Corp. (b)	541	76,914
Intuitive Surgical, Inc. (b)	185	85,022
Medtronic PLC	7,134	477,550
St. Jude Medical, Inc.	1,409	88,894
Stryker Corp.	1,594	149,995
Varian Medical Systems, Inc. (b)	502	37,037
Zimmer Biomet Holdings, Inc.	858	80,592
		1,709,137

Health Care Facilities–0.23%

HCA Holdings, Inc. (b)	1,612	124,704
Tenet Healthcare Corp. (b)	499	18,423
Universal Health Services, Inc. -Class B	458	57,163
		200,290

Health Care REIT’s–0.35%

HCP, Inc.	2,322	86,494
Ventas, Inc.	1,664	93,284
Welltower Inc.	1,766	119,594
		299,372

Health Care Services–0.51%

DaVita HealthCare Partners Inc. (b)	865	62,566
Express Scripts Holding Co. (b)	3,400	275,264
Laboratory Corp. of America Holdings (b)	505	54,777
Quest Diagnostics Inc.	722	44,381
		436,988

Health Care Supplies–0.04%

DENTSPLY International Inc.	720	36,410

Health Care Technology–0.11%

Cerner Corp. (b)	1,540	92,338

Home Entertainment Software–0.21%

Activision Blizzard, Inc.	2,521	77,874
Electronic Arts Inc. (b)	1,564	105,961
		183,835

Home Furnishings–0.10%

Leggett & Platt, Inc.	710	29,287
Mohawk Industries, Inc. (b)	320	58,173
		87,460

Home Improvement Retail–1.24%

Home Depot, Inc. (The)	6,478	748,144
Lowe’s Cos., Inc.	4,667	321,650
		1,069,794

Homebuilding–0.14%

D.R. Horton, Inc.	1,646	48,327
Lennar Corp. -Class A	877	42,210
PulteGroup Inc.	1,591	30,022
		120,559

	Shares	Value

Homefurnishing Retail–0.06%

Bed Bath & Beyond Inc. (b)	861	$ 49,094

Hotel and Resort REIT’s–0.07%

Host Hotels & Resorts Inc.	3,794	59,983

Hotels, Resorts & Cruise Lines–0.42%

Carnival Corp.	2,335	116,049
Marriott International Inc. -Class A	1,005	68,541
Royal Caribbean Cruises Ltd.	865	77,063
Starwood Hotels & Resorts Worldwide, Inc.	859	57,106
Wyndham Worldwide Corp.	604	43,428
		362,187

Household Appliances–0.07%

Whirlpool Corp.	395	58,168

Household Products–1.79%

Clorox Co. (The)	648	74,864
Colgate-Palmolive Co.	4,540	288,108
Kimberly-Clark Corp.	1,832	199,761
Procter & Gamble Co. (The)	13,685	984,499
		1,547,232

Housewares & Specialties–0.06%

Newell Rubbermaid Inc.	1,351	53,648

Human Resource & Employment Services–0.04%

Robert Half International, Inc.	678	34,687

Hypermarkets & Super Centers–0.97%

Costco Wholesale Corp.	2,211	319,645
Wal-Mart Stores, Inc.	7,961	516,191
		835,836

Independent Power Producers & Energy Traders–0.07%

AES Corp. (The)	3,418	33,462
NRG Energy, Inc.	1,651	24,518
		57,980

Industrial Conglomerates–2.39%

3M Co.	3,151	446,717
Danaher Corp.	2,998	255,460
General Electric Co. (d)	50,936	1,284,606
Roper Technologies, Inc.	505	79,133
		2,065,916

Industrial Gases–0.35%

Air Products and Chemicals, Inc.	972	124,008
Airgas, Inc.	341	30,461
Praxair, Inc.	1,450	147,697
		302,166

Industrial Machinery–0.63%

Dover Corp.	788	45,058
Flowserve Corp.	672	27,646
Illinois Tool Works Inc.	1,661	136,717
Ingersoll-Rand PLC	1,331	67,575

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Machinery–(continued)

Parker Hannifin Corp.	697	$ 67,818
Pentair PLC (United Kingdom)	903	46,089
Snap-on Inc.	293	44,225
Stanley Black & Decker Inc.	773	74,966
Xylem, Inc.	934	30,682
		540,776

Industrial REIT’s–0.12%

Prologis, Inc.	2,636	102,540

Insurance Brokers–0.31%

Aon PLC	1,417	125,560
Marsh & McLennan Cos., Inc.	2,673	139,584
		265,144

Integrated Oil & Gas–2.97%

Chevron Corp.	9,492	748,729
Exxon Mobil Corp.	21,040	1,564,324
Occidental Petroleum Corp.	3,859	255,273
		2,568,326

Integrated Telecommunication Services–2.32%

AT&T Inc.	31,036	1,011,153
CenturyLink Inc.	2,805	70,462
Frontier Communications Corp.	5,906	28,053
Verizon Communications Inc.	20,524	892,999
		2,002,667

Internet Retail–1.88%

Amazon.com, Inc. (b)	1,933	989,483
Expedia, Inc.	501	58,958
Netflix Inc. (b)	2,149	221,906
Priceline Group Inc. (The) (b)	255	315,399
TripAdvisor Inc. (b)	576	36,300
		1,622,046

Internet Software & Services–3.74%

Akamai Technologies, Inc. (b)	898	62,016
eBay Inc. (b)	5,665	138,453
Facebook Inc. -Class A (b)	11,399	1,024,770
Google Inc. -Class A (b)	1,461	932,658
Google Inc. -Class C (b)	1,491	907,154
VeriSign, Inc. (b)	503	35,492
Yahoo! Inc. (b)	4,391	126,944
		3,227,487

Investment Banking & Brokerage–0.93%

Charles Schwab Corp. (The)	6,039	172,474
E*TRADE Financial Corp. (b)	1,458	38,389
Goldman Sachs Group, Inc. (The)	2,030	352,733
Morgan Stanley	7,685	242,077
		805,673

IT Consulting & Other Services–1.37%

Accenture PLC -Class A	3,151	309,617

	Shares	Value

IT Consulting & Other Services–(continued)

Cognizant Technology Solutions Corp. -Class A (b)	3,071	$ 192,275
International Business Machines Corp.	4,546	659,034
Teradata Corp. (b)	731	21,170
		1,182,096

Leisure Products–0.09%

Hasbro, Inc.	563	40,615
Mattel, Inc.	1,731	36,455
		77,070

Life & Health Insurance–0.88%

Aflac, Inc.	2,183	126,898
Lincoln National Corp.	1,273	60,417
MetLife, Inc.	5,615	264,747
Principal Financial Group, Inc.	1,378	65,235
Prudential Financial, Inc.	2,279	173,683
Torchmark Corp.	586	33,050
Unum Group	1,255	40,260
		764,290

Life Sciences Tools & Services–0.44%

Agilent Technologies, Inc.	1,676	57,537
PerkinElmer, Inc.	569	26,151
Thermo Fisher Scientific, Inc.	2,010	245,783
Waters Corp. (b)	416	49,176
		378,647

Managed Health Care–1.44%

Aetna Inc.	1,757	192,233
Anthem, Inc.	1,319	184,660
Cigna Corp.	1,294	174,716
Humana Inc.	747	133,713
UnitedHealth Group Inc.	4,810	558,008
		1,243,330

Metal & Glass Containers–0.07%

Ball Corp.	693	43,105
Owens-Illinois, Inc. (b)	791	16,389
		59,494

Motorcycle Manufacturers–0.07%

Harley-Davidson, Inc.	1,051	57,700

Movies & Entertainment–1.60%

Time Warner Inc.	4,114	282,837
Twenty-First Century Fox, Inc. -Class A	6,159	166,170
Twenty-First Century Fox, Inc. -Class B	2,175	58,877
Viacom Inc. -Class B	1,752	75,599
Walt Disney Co. (The)	7,834	800,635
		1,384,118

Multi-Line Insurance–0.65%

American International Group, Inc.	6,527	370,864
Assurant, Inc.	341	26,942
Genworth Financial Inc. -Class A (b)	2,525	11,666

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Multi-Line Insurance–(continued)

Hartford Financial Services Group, Inc. (The)	2,092	$ 95,772
Loews Corp.	1,446	52,258
		557,502

Multi-Sector Holdings–1.47%

Berkshire Hathaway Inc. -Class B (b)	9,450	1,232,280
Leucadia National Corp.	1,725	34,949
		1,267,229

Multi-Utilities–1.23%

Ameren Corp.	1,220	51,569
CenterPoint Energy, Inc.	2,218	40,013
CMS Energy Corp.	1,388	49,024
Consolidated Edison, Inc.	1,473	98,470
Dominion Resources, Inc.	2,986	210,155
DTE Energy Co.	902	72,494
NiSource Inc.	1,573	29,179
PG&E Corp.	2,467	130,257
Public Service Enterprise Group Inc.	2,545	107,297
SCANA Corp.	719	40,451
Sempra Energy	1,187	114,807
TECO Energy, Inc.	1,210	31,775
WEC Energy Group, Inc.	1,586	82,821
		1,058,312

Office REIT’s–0.26%

Boston Properties, Inc.	771	91,287
SL Green Realty Corp.	501	54,188
Vornado Realty Trust	893	80,745
		226,220

Office Services & Supplies–0.02%

Pitney Bowes Inc.	1,018	20,207

Oil & Gas Drilling–0.08%

Diamond Offshore Drilling, Inc.	346	5,986
Ensco PLC -Class A	1,141	16,065
Helmerich & Payne, Inc.	554	26,182
Transocean Ltd.	1,684	21,757
		69,990

Oil & Gas Equipment & Services–1.01%

Baker Hughes Inc.	2,187	113,812
Cameron International Corp. (b)	963	59,051
FMC Technologies, Inc. (b)	1,161	35,991
Halliburton Co.	4,312	152,429
National Oilwell Varco Inc.	1,951	73,455
Schlumberger Ltd.	6,389	440,649
		875,387

Oil & Gas Exploration & Production–1.54%

Anadarko Petroleum Corp.	2,555	154,296
Apache Corp.	1,897	74,286
Cabot Oil & Gas Corp.	2,081	45,491
Chesapeake Energy Corp.	2,567	18,816

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Cimarex Energy Co.	471	$ 48,268
ConocoPhillips	6,204	297,544
Devon Energy Corp.	1,944	72,103
EOG Resources, Inc.	2,762	201,074
EQT Corp.	766	49,614
Hess Corp.	1,229	61,524
Marathon Oil Corp.	3,379	52,037
Murphy Oil Corp.	841	20,352
Newfield Exploration Co. (b)	819	26,945
Noble Energy, Inc.	2,153	64,977
Pioneer Natural Resources Co.	751	91,352
Range Resources Corp.	858	27,559
Southwestern Energy Co. (b)	1,894	24,035
		1,330,273

Oil & Gas Refining & Marketing–0.60%

Marathon Petroleum Corp.	2,704	125,276
Phillips 66	2,415	185,569
Tesoro Corp.	620	60,289
Valero Energy Corp.	2,507	150,671
		521,805

Oil & Gas Storage & Transportation–0.61%

Columbia Pipeline Group, Inc.	1,573	28,770
Kinder Morgan Inc.	9,067	250,975
ONEOK, Inc.	1,075	34,615
Spectra Energy Corp.	3,357	88,188
Williams Cos., Inc. (The)	3,441	126,801
		529,349

Packaged Foods & Meats–1.54%

Campbell Soup Co.	894	45,308
ConAgra Foods, Inc.	2,178	88,231
General Mills, Inc.	3,020	169,513
Hershey Co. (The)	738	67,807
Hormel Foods Corp.	678	42,924
JM Smucker Co. (The)	518	59,099
Kellogg Co.	1,283	85,384
Keurig Green Mountain Inc.	595	31,023
Kraft Heinz Co. (The)	2,997	211,528
McCormick & Co., Inc.	584	47,993
Mead Johnson Nutrition Co.	1,019	71,738
Mondelez International Inc. -Class A	8,128	340,319
Tyson Foods, Inc. -Class A	1,534	66,115
		1,326,982

Paper Packaging–0.16%

Avery Dennison Corp.	457	25,852
Sealed Air Corp.	1,037	48,615
WestRock Co.	1,311	67,446
		141,913

Paper Products–0.09%

International Paper Co.	2,127	80,379

Personal Products–0.11%

Estee Lauder Cos. Inc. (The) -Class A	1,138	91,814

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–6.12%

AbbVie Inc.	8,350	$ 454,323
Allergan PLC (b)	1,985	539,543
Bristol-Myers Squibb Co.	8,412	497,990
Eli Lilly and Co.	4,913	411,169
Endo International PLC (b)	1,050	72,744
Johnson & Johnson	13,954	1,302,606
Mallinckrodt PLC (b)	588	37,597
Merck & Co., Inc.	14,217	702,178
Mylan N.V. (b)	2,071	83,378
Perrigo Co. PLC	735	115,593
Pfizer Inc.	31,114	977,291
Zoetis Inc.	2,315	95,332
		5,289,744

Property & Casualty Insurance–0.89%

ACE Ltd.	1,632	168,749
Allstate Corp. (The)	2,019	117,586
Chubb Corp. (The)	1,144	140,312
Cincinnati Financial Corp.	744	40,027
Progressive Corp. (The)	2,955	90,541
Travelers Cos., Inc. (The)	1,569	156,163
XL Group PLC	1,542	56,005
		769,383

Publishing–0.04%

News Corp. -Class A	1,921	24,243
News Corp. -Class B	543	6,961
		31,204

Railroads–0.80%

CSX Corp.	4,971	133,720
Kansas City Southern	556	50,529
Norfolk Southern Corp.	1,519	116,052
Union Pacific Corp.	4,377	386,970
		687,271

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	1,461	46,752

Regional Banks–0.97%

BB&T Corp.	3,909	139,160
Fifth Third Bancorp	4,075	77,058
Huntington Bancshares Inc.	4,067	43,110
KeyCorp	4,268	55,527
M&T Bank Corp.	669	81,585
People’s United Financial Inc.	1,586	24,948
PNC Financial Services Group, Inc. (The)	2,590	231,028
Regions Financial Corp.	6,645	59,872
SunTrust Banks, Inc.	2,597	99,309
Zions Bancorp.	1,047	28,834
		840,431

Research & Consulting Services–0.19%

Dun & Bradstreet Corp. (The)	189	19,845
Equifax Inc.	598	58,113
Nielsen Holdings PLC	1,857	82,581
		160,539

	Shares	Value

Residential REIT’s–0.41%

Apartment Investment & Management Co. -Class A	786	$ 29,098
AvalonBay Communities, Inc.	665	116,255
Equity Residential	1,831	137,545
Essex Property Trust, Inc.	328	73,282
		356,180

Restaurants–1.41%

Chipotle Mexican Grill, Inc. (b)	157	113,079
Darden Restaurants, Inc.	574	39,342
McDonald’s Corp.	4,751	468,116
Starbucks Corp.	7,487	425,561
Yum! Brands, Inc.	2,175	173,892
		1,219,990

Retail REIT’s–0.60%

General Growth Properties, Inc.	2,948	76,560
Kimco Realty Corp.	2,089	51,034
Macerich Co. (The)	678	52,084
Realty Income Corp.	1,170	55,446
Simon Property Group, Inc.	1,560	286,603
		521,727

Security & Alarm Services–0.11%

ADT Corp. (The)	882	26,372
Tyco International PLC	2,118	70,868
		97,240

Semiconductor Equipment–0.21%

Applied Materials, Inc.	6,057	88,977
KLA-Tencor Corp.	804	40,200
Lam Research Corp.	796	52,003
		181,180

Semiconductors–2.18%

Altera Corp.	1,514	75,821
Analog Devices, Inc.	1,577	88,959
Avago Technologies Ltd. (Singapore)	1,307	163,388
Broadcom Corp. -Class A	2,836	145,855
First Solar, Inc. (b)	389	16,630
Intel Corp.	23,985	722,908
Linear Technology Corp.	1,204	48,581
Microchip Technology Inc.	1,064	45,848
Micron Technology, Inc. (b)	5,420	81,192
NVIDIA Corp.	2,582	63,646
Qorvo, Inc. (b)	751	33,833
Skyworks Solutions, Inc.	961	80,926
Texas Instruments Inc.	5,177	256,365
Xilinx, Inc.	1,301	55,162
		1,879,114

Soft Drinks–1.99%

Coca-Cola Co. (The)	19,741	792,009
Coca-Cola Enterprises, Inc.	1,078	52,122
Dr Pepper Snapple Group, Inc.	964	76,204
Monster Beverage Corp. (b)	766	103,517
PepsiCo, Inc.	7,410	698,763
		1,722,615

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Specialized Consumer Services–0.06%

H&R Block, Inc.	1,387	$ 50,209

Specialized Finance–0.61%

CME Group Inc. -Class A	1,703	157,936
Intercontinental Exchange, Inc.	557	130,889
McGraw Hill Financial, Inc.	1,377	119,111
Moody’s Corp.	878	86,220
Nasdaq, Inc.	595	31,731
		525,887

Specialized REIT’s–0.80%

American Tower Corp.	2,128	187,222
Crown Castle International Corp.	1,682	132,659
Equinix, Inc.	286	78,192
Iron Mountain Inc.	965	29,934
Plum Creek Timber Co., Inc.	881	34,808
Public Storage	741	156,818
Weyerhaeuser Co.	2,605	71,221
		690,854

Specialty Chemicals–0.56%

Ecolab Inc.	1,339	146,915
International Flavors & Fragrances Inc.	406	41,924
PPG Industries, Inc.	1,367	119,872
Sherwin-Williams Co. (The)	398	88,666
Sigma-Aldrich Corp.	600	83,352
		480,729

Specialty Stores–0.23%

Signet Jewelers Ltd.	403	54,860
Staples, Inc.	3,259	38,228
Tiffany & Co.	565	43,629
Tractor Supply Co.	686	57,844
		194,561

Steel–0.07%

Nucor Corp.	1,605	60,268

Systems Software–2.96%

CA, Inc.	1,592	43,462
Microsoft Corp.	40,349	1,785,847
Oracle Corp.	16,406	592,585
Red Hat, Inc. (b)	922	66,273
Symantec Corp.	3,409	66,373
		2,554,540

Technology Hardware, Storage & Peripherals–4.52%

Apple Inc.	28,769	3,173,221
EMC Corp.	9,672	233,675
Hewlett-Packard Co.	9,090	232,795
NetApp, Inc.	1,513	44,785
SanDisk Corp.	1,046	56,829
Seagate Technology PLC	1,522	68,186
Western Digital Corp.	1,161	92,230
		3,901,721

	Shares	Value

Thrifts & Mortgage Finance–0.03%

Hudson City Bancorp, Inc.	2,383	$ 24,235

Tires & Rubber–0.05%

Goodyear Tire & Rubber Co. (The)	1,357	39,801

Tobacco–1.55%

Altria Group, Inc.	9,895	538,288
Philip Morris International Inc.	7,815	619,964
Reynolds American Inc.	4,182	185,137
		1,343,389

Trading Companies & Distributors–0.17%

Fastenal Co.	1,467	53,707
United Rentals, Inc. (b)	487	29,244
W.W. Grainger, Inc.	306	65,793
		148,744

Trucking–0.06%

J.B. Hunt Transport Services, Inc.	474	33,843
Ryder System, Inc.	268	19,843
		53,686
Total Common Stocks & Other Equity Interests (Cost $35,852,139)		85,296,922

Money Market Funds–1.27%

Liquid Assets Portfolio –Institutional Class, 0.16% (e)	547,919	547,919
Premier Portfolio –Institutional Class, 0.10% (e)	547,919	547,919
Total Money Market Funds (Cost $1,095,838)		1,095,838
TOTAL INVESTMENTS–100.01% (Cost $36,947,977)		86,392,760
OTHER ASSETS LESS LIABILITIES–(0.01)%		(4,509)
NET ASSETS–100.00%		$ 86,388,251

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. S&P 500 Index Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. S&P 500 Index Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$86,392,760	$—	$—	$86,392,760
Futures Contracts*	(14,504)	—	—	(14,504)
Total Investments	$86,378,256	$—	$—	$86,378,256

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Futures Contracts - Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	12	December-2015	$ 1,145,220	$ (14,504)

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended September 30, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 09/30/15	Dividend Income
Invesco Ltd.	$ 94,729	$ 1,938	$ (10,449)	$ (21,133)	$ 2,590	$ 67,675	$ 1,798

Invesco V.I. S&P 500 Index Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $5,504,977 and $14,474,723, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$46,824,473
Aggregate unrealized (depreciation) of investment securities	(1,214,102)
Net unrealized appreciation of investment securities	$45,610,371
Cost of investments for tax purposes is $40,782,389.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VISCE-QTR-1 09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.23%

Air Freight & Logistics–0.87%

Forward Air Corp.	61,169	$ 2,537,902

Alternative Carriers–0.73%

Iridium Communications Inc. (b)(c)	347,831	2,139,161

Apparel, Accessories & Luxury Goods–1.25%

Columbia Sportswear Co.	62,213	3,657,502

Application Software–4.75%

Blackbaud, Inc.	59,877	3,360,297
Bottomline Technologies (de), Inc. (c)	91,571	2,290,191
MicroStrategy Inc. -Class A (c)	14,479	2,844,689
SS&C Technologies Holdings, Inc.	43,511	3,047,511
Verint Systems Inc. (c)	55,109	2,377,953
		13,920,641

Asset Management & Custody Banks–1.09%

Janus Capital Group Inc.	235,563	3,203,657

Automotive Retail–1.05%

Penske Automotive Group, Inc.	63,406	3,071,387

Biotechnology–1.01%

AMAG Pharmaceuticals, Inc. (c)	47,575	1,890,155
Retrophin, Inc. (c)	53,556	1,085,044
		2,975,199

Broadcasting–0.92%

Nexstar Broadcasting Group, Inc. -Class A	56,802	2,689,575

Building Products–2.16%

Apogee Enterprises, Inc.	87,588	3,910,804
Trex Co., Inc. (c)	72,251	2,408,126
		6,318,930

Communications Equipment–1.10%

ARRIS Group Inc. (c)	107,711	2,797,255
Finisar Corp. (c)	38,834	432,222
		3,229,477

Construction & Engineering–2.70%

Dycom Industries, Inc. (c)	82,329	5,957,326
Primoris Services Corp.	109,139	1,954,680
		7,912,006

Construction Materials–0.87%

Eagle Materials Inc.	37,381	2,557,608

Data Processing & Outsourced Services–1.85%

DST Systems, Inc.	22,281	2,342,624
Jack Henry & Associates, Inc.	44,170	3,074,674
		5,417,298

	Shares	Value

Diversified REIT’s–0.97%

Cousins Properties, Inc.	308,800	$ 2,847,136

Diversified Support Services–0.85%
Mobile Mini, Inc.	81,358	2,505,013

Electrical Components & Equipment–1.07%

EnerSys	58,691	3,144,664

Electronic Components–0.63%

Belden Inc.	39,670	1,852,192

Environmental & Facilities Services–1.92%

Team, Inc. (c)	69,567	2,234,492
Waste Connections, Inc.	69,800	3,390,884
		5,625,376

Gas Utilities–0.59%

UGI Corp.	50,039	1,742,358

Health Care Equipment–3.90%

Analogic Corp.	38,690	3,174,128
Globus Medical, Inc. -Class A (c)	129,165	2,668,549
Hill-Rom Holdings, Inc.	69,103	3,592,665
Wright Medical Group, Inc. (c)	95,474	2,006,863
		11,442,205

Health Care Facilities–1.64%

Community Health Systems Inc. (c)	38,043	1,627,099
LifePoint Health, Inc. (c)	44,726	3,171,073
		4,798,172

Health Care Services–1.00%

Team Health Holdings, Inc. (c)	54,122	2,924,212

Health Care Supplies–1.47%

Alere, Inc. (c)	89,360	4,302,684

Health Care Technology–0.42%

HMS Holdings Corp. (c)	141,689	1,242,612

Home Furnishings–0.97%

La-Z-Boy Inc.	106,971	2,841,150

Homebuilding–0.67%

Beazer Homes USA, Inc. (c)	148,360	1,977,639

Homefurnishing Retail–0.20%

Pier 1 Imports, Inc. (b)	84,556	583,436

Household Appliances–1.17%

Helen of Troy Ltd. (c)	38,245	3,415,278

Industrial Machinery–2.41%

Albany International Corp. -Class A	86,764	2,482,318
Rexnord Corp. (c)	104,609	1,776,261

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Industrial Machinery–(continued)

Watts Water Technologies, Inc. -Class A	53,068	$ 2,803,052
		7,061,631

Investment Banking & Brokerage–2.35%

E*TRADE Financial Corp. (c)	155,200	4,086,416
Evercore Partners Inc. -Class A	55,784	2,802,588
		6,889,004

IT Consulting & Other Services–1.82%

CACI International Inc. -Class A (c)	38,472	2,845,774
Luxoft Holding, Inc. (c)	39,496	2,499,702
		5,345,476

Leisure Facilities–1.16%

Vail Resorts, Inc.	32,544	3,406,706

Life & Health Insurance–1.10%

CNO Financial Group, Inc.	171,678	3,229,263

Life Sciences Tools & Services–3.02%

Affymetrix, Inc. (c)	352,397	3,009,471
Bio-Techne Corp.	33,779	3,123,206
Charles River Laboratories International, Inc. (c)	42,654	2,709,382
		8,842,059

Multi-Line Insurance–1.77%

American Financial Group, Inc.	52,463	3,615,225
Horace Mann Educators Corp.	47,244	1,569,446
		5,184,671

Office Services & Supplies–0.89%

Pitney Bowes Inc.	131,494	2,610,156

Oil & Gas Drilling–0.46%

Precision Drilling Corp. (Canada)	365,533	1,359,783

Oil & Gas Equipment & Services–0.83%

Forum Energy Technologies Inc. (c)	154,616	1,887,861
Helix Energy Solutions Group Inc. (c)	114,593	548,901
		2,436,762

Oil & Gas Exploration & Production–0.26%

Ultra Petroleum Corp. (b)(c)	117,599	751,458

Oil & Gas Storage & Transportation–1.65%

Scorpio Tankers Inc. (Monaco)	331,509	3,039,937
SemGroup Corp. -Class A	41,792	1,807,086
		4,847,023

Packaged Foods & Meats–2.02%

Pinnacle Foods Inc.	85,955	3,599,795
TreeHouse Foods, Inc. (c)	29,914	2,327,010
		5,926,805

Paper Packaging–1.50%

Graphic Packaging Holding Co.	344,678	4,408,432

	Shares	Value

Pharmaceuticals–2.01%

Impax Laboratories, Inc. (c)	89,870	$ 3,164,323
Phibro Animal Health Corp. -Class A	86,685	2,741,846
		5,906,169

Real Estate Services–2.12%

Jones Lang LaSalle Inc.	24,545	3,528,835
Kennedy-Wilson Holdings Inc.	121,771	2,699,663
		6,228,498

Regional Banks–10.18%

Bank of the Ozarks, Inc.	81,716	3,575,892
BankUnited, Inc.	95,980	3,431,285
East West Bancorp, Inc.	87,026	3,343,539
Glacier Bancorp, Inc.	117,298	3,095,494
IBERIABANK Corp.	46,653	2,715,671
PacWest Bancorp	67,252	2,879,058
PrivateBancorp, Inc.	91,557	3,509,380
Synovus Financial Corp.	113,772	3,367,651
Western Alliance Bancorp (c)	127,670	3,920,746
		29,838,716

Restaurants–5.36%

Brinker International, Inc.	57,136	3,009,353
Cracker Barrel Old Country Store, Inc. (b)	23,323	3,435,012
Papa John’s International, Inc.	49,540	3,392,499
Red Robin Gourmet Burgers Inc. (c)	41,956	3,177,747
Sonic Corp.	117,730	2,701,904
		15,716,515

Semiconductor Equipment–2.15%

Entegris Inc. (c)	232,421	3,065,633
Tessera Technologies Inc.	99,471	3,223,855
		6,289,488

Semiconductors–2.65%

Fairchild Semiconductor International, Inc. (c)	157,370	2,209,475
Intersil Corp. -Class A	212,030	2,480,751
Microsemi Corp. (c)	94,285	3,094,433
		7,784,659

Specialized REIT’s–1.91%

CubeSmart	123,993	3,373,849
Geo Group Inc. (The)	75,085	2,233,028
		5,606,877

Specialty Chemicals–2.85%

Minerals Technologies Inc.	53,866	2,594,187
PolyOne Corp.	84,379	2,475,680
Sensient Technologies Corp.	53,741	3,294,323
		8,364,190

Specialty Stores–1.84%

GNC Holdings, Inc. -Class A	54,142	2,188,420
Michaels Cos., Inc. (The) (c)	138,210	3,192,651
		5,381,071

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Steel–0.79%

Haynes International, Inc.	61,495	$ 2,326,971

Systems Software–0.61%

Barracuda Networks, Inc. (c)	114,517	1,784,175

Technology Distributors–1.18%

Tech Data Corp. (c)	50,501	3,459,318

Technology Hardware, Storage & Peripherals–0.79%

Cray, Inc. (c)	117,476	2,327,199

Trucking–3.73%

Celadon Group, Inc.	128,196	2,053,700
Heartland Express, Inc.	131,824	2,628,571
Landstar System, Inc.	46,941	2,979,345
Old Dominion Freight Line, Inc. (c)	53,759	3,279,299
		10,940,915
Total Common Stocks & Other Equity Interests (Cost $259,713,212)		285,128,460

	Shares	Value

Money Market Funds–1.53%
Liquid Assets Portfolio –Institutional Class, 0.16% (d)	2,249,903	$ 2,249,903
Premier Portfolio –Institutional Class, 0.10% (d)	2,249,902	2,249,902
Total Money Market Funds (Cost $4,499,805)		4,499,805
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.76% (Cost $264,213,017)		289,628,265

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.83%

Liquid Assets Portfolio - Institutional Class, 0.16% (Cost $5,357,825)(d)(e)	5,357,825	5,357,825
TOTAL INVESTMENTS–100.59% (Cost $269,570,842)		294,986,090
OTHER ASSETS LESS LIABILITIES–(0.59)%		(1,726,856)
NET ASSETS–100.00%		$ 293,259,234

Investment Abbreviations:

REIT             —    Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2015.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$5,315,421	$(5,315,421)	$ --
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. Small Cap Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $81,127,345 and $115,058,473, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 57,925,821
Aggregate unrealized (depreciation) of investment securities	(32,865,214)
Net unrealized appreciation of investment securities	$ 25,060,607
Cost of investments for tax purposes is $269,925,483.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	I-VITEC-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.93%

Application Software–4.79%

Autodesk, Inc. (b)	9,214	$ 406,706
salesforce.com, inc. (b)	63,774	4,427,829
		4,834,535

Biotechnology–15.61%

Alexion Pharmaceuticals, Inc. (b)	7,156	1,119,127
Alkermes PLC (b)	51,254	3,007,072
Amgen Inc.	15,618	2,160,282
Biogen Inc. (b)	4,358	1,271,708
Celgene Corp. (b)	29,849	3,228,766
Gilead Sciences, Inc.	38,663	3,796,320
Vertex Pharmaceuticals Inc. (b)	11,322	1,179,073
		15,762,348

Cable & Satellite–3.52%

DISH Network Corp. -Class A (b)	51,112	2,981,874
Time Warner Cable Inc.	3,194	572,908
		3,554,782

Communications Equipment–4.85%

Cisco Systems, Inc.	119,345	3,132,806
Palo Alto Networks, Inc. (b)	10,241	1,761,452
		4,894,258

Consumer Electronics–4.01%

Harman International Industries, Inc.	27,053	2,596,817
Sony Corp. (Japan)	59,400	1,452,355
		4,049,172

Data Processing & Outsourced Services–6.03%

MasterCard, Inc. -Class A	39,797	3,586,505
Visa Inc. -Class A	35,971	2,505,740
		6,092,245

Fertilizers & Agricultural Chemicals–0.92%

Monsanto Co.	10,902	930,377

Health Care Equipment–1.49%

Medtronic PLC	22,421	1,500,862

Home Entertainment Software–0.50%

Electronic Arts Inc. (b)	7,453	504,941

Internet Retail–8.65%

Amazon.com, Inc. (b)	9,099	4,657,687
Netflix Inc. (b)	19,503	2,013,880
Priceline Group Inc. (The) (b)	1,669	2,064,319
		8,735,886

Internet Software & Services–14.89%

Alibaba Group Holding Ltd. –ADR (China)(b)	11,207	660,877

	Shares	Value

Internet Software & Services–(continued)

Facebook Inc. -Class A (b)	62,175	$ 5,589,532
Google Inc. -Class A (b)	8,610	5,496,366
Google Inc. -Class C (b)	3,181	1,935,384
LinkedIn Corp. -Class A (b)	7,148	1,359,049
		15,041,208

Investment Banking & Brokerage–1.92%

Charles Schwab Corp. (The)	67,822	1,936,996

Life Sciences Tools & Services–1.34%

Thermo Fisher Scientific, Inc.	11,081	1,354,985

Pharmaceuticals–5.24%

Allergan PLC (b)	13,296	3,613,986
Bristol-Myers Squibb Co.	28,397	1,681,102
		5,295,088

Semiconductor Equipment–0.89%

Lam Research Corp.	13,832	903,645

Semiconductors–7.99%

Avago Technologies Ltd. (Singapore)	22,013	2,751,845
NXP Semiconductors N.V. (Netherlands)(b)	31,141	2,711,447
ON Semiconductor Corp. (b)	57,944	544,674
Skyworks Solutions, Inc.	24,416	2,056,071
		8,064,037

Systems Software–5.28%

Check Point Software Technologies Ltd. (Israel)(b)	27,679	2,195,775
ServiceNow, Inc. (b)	45,213	3,140,043
		5,335,818

Technology Hardware, Storage & Peripherals–9.36%

Apple Inc.	85,670	9,449,401

Wireless Telecommunication Services–1.65%

Sprint Corp. (b)(c)	434,544	1,668,649
Total Common Stocks & Other Equity Interests (Cost $74,650,357)		99,909,233

Money Market Funds–1.22%

Liquid Assets Portfolio –Institutional Class, 0.16% (d)	618,827	618,827
Premier Portfolio –Institutional Class, 0.10% (d)	618,826	618,826
Total Money Market Funds (Cost $1,237,653)		1,237,653
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.15% (Cost $75,888,010)		101,146,886

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.29%

Liquid Assets Portfolio - Institutional Class, 0.16% (Cost $1,303,632) (d)(e)	1,303,632	$ 1,303,632
TOTAL INVESTMENTS–101.44% (Cost $77,191,642)		102,450,518
OTHER ASSETS LESS LIABILITIES–(1.44)%		(1,458,976)
NET ASSETS–100.00%		$ 100,991,542

Investment Abbreviations:

ADR     —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$1,251,487	$(1,251,487)	$ —

          *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco V.I. Technology Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Technology Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 100,998,163	$ 1,452,355	$ —	$ 102,450,518

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $49,609,104 and $53,879,245, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$29,664,700
Aggregate unrealized (depreciation) of investment securities	(4,573,261)
Net unrealized appreciation of investment securities	$25,091,439
Cost of investments for tax purposes is $77,359,079.

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund Quarterly Schedule of Portfolio Holdings September 30, 2015

invesco.com/us	VK-VIVOPP-QTR-1	09/15	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2015

(Unaudited)

	Shares	Value

Common Stocks–97.92%

Advertising–2.61%

Omnicom Group Inc.	56,315	$ 3,711,159

Agricultural & Farm Machinery–1.31%

AGCO Corp.	39,836	1,857,553

Asset Management & Custody Banks–1.52%

Affiliated Managers Group, Inc. (b)	12,640	2,161,314

Auto Parts & Equipment–6.29%

Dana Holding Corp.	303,600	4,821,168
Gentex Corp.	266,300	4,127,650
		8,948,818

Building Products–2.52%

Owens Corning	85,488	3,582,802

Construction & Engineering–4.71%

AECOM (b)	243,604	6,701,546

Consumer Finance–3.18%

Synchrony Financial (b)	144,232	4,514,462

Diversified Banks–10.98%

Bank of America Corp.	275,702	4,295,437
Citigroup Inc.	97,372	4,830,625
JPMorgan Chase & Co.	95,660	5,832,390
Wells Fargo & Co.	12,785	656,510
		15,614,962

Electronic Components–3.78%

Belden Inc.	114,955	5,367,249

Electronic Equipment & Instruments–2.13%

FLIR Systems, Inc.	108,300	3,031,317

Electronic Manufacturing Services–2.46%

Flextronics International Ltd. (b)	331,400	3,492,956

Health Care Supplies–4.58%

Alere, Inc. (b)	135,200	6,509,880

Hotels, Resorts & Cruise Lines–1.72%

Carnival Corp.	49,100	2,440,270

Human Resource & Employment Services–2.29%

ManpowerGroup Inc.	39,700	3,251,033

Investment Banking & Brokerage–10.51%

E*TRADE Financial Corp. (b)	123,000	3,238,590
LPL Financial Holdings, Inc.	181,400	7,214,278
TD Ameritrade Holding Corp.	140,900	4,486,256
		14,939,124

Life & Health Insurance–7.16%

Aflac, Inc.	43,334	2,519,005

	Shares	Value

Life & Health Insurance–(continued)

MetLife, Inc.	69,617	$ 3,282,442
Unum Group	136,412	4,376,097
		10,177,544

Oil & Gas Equipment & Services–4.24%

Baker Hughes Inc.	35,000	1,821,400
Halliburton Co.	31,200	1,102,920
Weatherford International PLC (b)	365,100	3,096,048
		6,020,368

Oil & Gas Exploration & Production–1.25%

Apache Corp.	45,500	1,781,780

Personal Products–4.32%

Nu Skin Enterprises, Inc. -Class A	148,715	6,138,955

Pharmaceuticals–2.29%

Novartis AG (Switzerland)	23,852	2,197,572
Pfizer Inc.	33,576	1,054,622
	3,252,194

Property & Casualty Insurance–3.52%

AmTrust Financial Services, Inc.	79,490	5,006,280

Regional Banks–6.04%

First Horizon National Corp.	241,300	3,421,634
Zions Bancorp.	187,739	5,170,332
		8,591,966

Semiconductor Equipment–1.89%

Lam Research Corp.	41,200	2,691,596

Semiconductors–2.65%

ON Semiconductor Corp. (b)	400,400	3,763,760

Steel–1.71%

Allegheny Technologies, Inc.	171,500	2,431,870

Systems Software–2.26%

Oracle Corp.	88,995	3,214,499
Total Common Stocks (Cost $143,033,055)		139,195,257

Money Market Funds–2.02%

Liquid Assets Portfolio –Institutional Class, 0.16% (c)	1,433,794	1,433,794
Premier Portfolio –Institutional Class, 0.10% (c)	1,433,794	1,433,794
Total Money Market Funds (Cost $2,867,588)		2,867,588
TOTAL INVESTMENTS–99.94% (Cost $145,900,643)		142,062,845
OTHER ASSETS LESS LIABILITIES–0.06%		91,602
NET ASSETS–100.00%		$ 142,154,447

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results

Invesco V.I. Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 139,865,273	$ 2,197,572	$ —	$ 142,062,845

Invesco V.I. Value Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2015 was $124,142,073 and $150,135,651, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,760,520
Aggregate unrealized (depreciation) of investment securities	(20,547,569)
Net unrealized appreciation (depreciation) of investment securities	$(5,787,049)
Cost of investments for tax purposes is $147,849,894.

Invesco V.I. Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 27, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 27, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 27, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.